'33 Act File No. 333-146073
'40 Act File No. 811-21697
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☐
Post-effective Amendment No. 4	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 42	☑
(Check appropriate box or boxes.)

NATIONWIDE VL SEPARATE ACCOUNT-G
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices)  (Zip Code)
Depositor’s Telephone Number, including Area Code:	(614) 249-7111

Robert W. Horner, III
Vice President – Corporate Governance and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	August 21, 2009.

It is proposed that this filing will become effective (check appropriate box)
☑            immediately upon filing pursuant to paragraph (b)
☐            on (date) pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Life and Annuity Insurance Company:
•	Nationwide VL Separate Account – G

Supplement dated August 21, 2009 to Prospectus dated May 1, 2009

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	In Summary: Policy Benefits: The following sub-section of the "In Summary: Policy Benefits" section is amended as indicated:

Investment Options:   The "Investment Options" sub-section is amended by deleting the second paragraph and replacing it with the following:

The policy currently offers two fixed investment options, the Fixed Account and the Long-Term Fixed Account.  Both of these options will earn interest daily at an annual effective rate of at least 3%.  The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions.  The greater Long-Term Fixed Account restrictions will apply regardless of whether or not it is being credited a higher rate of interest than the Fixed Account.

2.	In Summary: Policy Risks: The following sub-sections of the "In Summary: Policy Risks" section are amended as indicated:

Effect of Partial Surrenders and Policy Loans on Investment Returns:   The second sentence in the "Effect of Partial Surrenders and Policy Loans on Investment Returns" sub-section is deleted and is replaced with the following:

When you take a partial surrender or policy loan, the Cash Value of your policy available for allocation to the Sub-Accounts and/or fixed investment options is reduced and you lose the ability to generate Sub-Account investment return on the surrendered/loaned amounts.

Fixed Investment Option Transfer Restrictions and Limitations:   The first and second sentences in the "Fixed Investment Option Transfer Restrictions and Limitations" sub-section are deleted and are replaced with the following:

We will not honor a request to transfer Cash Value to or from the fixed investment options until after the first policy year.  After the first policy year, we may require transfer requests from the fixed investment options be made within thirty days of the end of a calendar quarter, but not within twelve months of a previous request.

3.	In Summary: Fee Tables: The endnotes to the "In Summary: Fee Tables" section are amended by deleting endnotes 5, 7, 12, and 19 and replacing them with the following:

5 The Overloan Lapse Protection Rider Charge varies by policy based on Attained Age of the Insured and the policy's Cash Value.  This charge is deducted proportionally from the Sub-Accounts, the Fixed Account, and the Long-Term Fixed Account.

7 Except for the Mortality and Risk Expense Charge which is only deducted proportionally from the Sub-Accounts, all charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table are taken proportionally from the Sub-Accounts, the Fixed Account, and the Long-Term Fixed Account.

12 All charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses For Riders" table are taken proportionally from the Sub-Accounts, the Fixed Account, and the Long-Term Fixed Account.

19 The Extended Death Benefit Guarantee Rider charge varies by policy based on the Insured’s sex, Issue Age, underwriting class, the elected guarantee duration, and the percentage of the Base Policy Specified Amount to be guaranteed by this Rider.  The maximum charge assumes: the Insured is either sex; any issue age; any underwriting classification; a lifetime guarantee duration is elected; and 100% of the Base Policy Specified Amount is to be guaranteed by this Rider. The minimum charge assumes: the Insured is female, issue age 18; select preferred non-tobacco; a twenty year guarantee duration is elected; and 50% of the Base Policy Specified Amount is to be guaranteed by this Rider. The charge is deducted proportionally from the Sub-Accounts, the Fixed Account. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Extended Death Benefit Guarantee Rider Charge see the "Extended Death Benefit Guarantee Rider" section of this prospectus.

4.	Fixed Investment Option : The "Fixed Investment Option" sub-section of the "Policy Investment Options" section is deleted and is replaced with the following:

Fixed Investment Options

The fixed investment options are not registered as a security under the Securities Act of 1933 ("1933 Act") nor is our general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act").  The fixed investment options are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the fixed investment options.  However, disclosure about the fixed investment options may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements in the prospectus.

There are currently two fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account.  Net Premium that you allocate to either fixed investment option is held in the corresponding fixed account, which is part of our general account.

The general account contains all of our assets, other than those in the separate accounts, and funds the fixed investment options.  These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations.   Subject to our claims paying ability, we guarantee amounts allocated to the fixed investment options and interest credited daily at a net effective annual interest rate of no less than 3%.  Interest crediting rates are set at the beginning of each calendar quarter.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.

 Subject to applicable law, assets of the general account are invested at our sole discretion.  We bear the full investment risk for amounts allocated to the fixed investment options ( i.e. the risk that our return on general account assets will not exceed the interest we credit on allocations to the fixed investment options).  Unlike Variable Account allocations where your Investment Experience is determined by the performance of the Sub-Accounts in which you invest, the amounts you allocate to a fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on the interest crediting rates that we set.  You assume the risk that the actual interest crediting rate may not exceed the 3% guaranteed annual interest crediting rate.  Premiums applied to the policy at different times may receive different interest crediting rates.  The interest crediting rate may also vary for new Premiums versus Sub-Account transfers.

We anticipate that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account.   This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate.  Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations.  However, longer investment durations may not always produce higher returns.  Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate.  The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.  For more information about the fixed investment option restrictions, see the "Fixed Investment Option Transfers," "Premium Payments," "Policy Loans," and "Partial Surrenders" sections of this prospectus.

Note:  Interest we credit to the fixed investment options may be insufficient to pay the policy’s charges.  Therefore additional Premium payments may be required over the life of the Policy to prevent it from lapsing.

5.
Fixed Investment Option Transfers:   The "Fixed Investment Option Transfers" sub-section of the "Transfers Among and Between the Policy Investment Options" section is deleted and is replaced with the following:

Prior to the policy’s Maturity Date, you may make transfers involving the fixed investment options (the Fixed Account and the Long-Term Fixed Account).  These transfers will be in dollars.  We reserve the right to limit the dollar amount, number, and frequency of transfers involving the fixed investment options.

In addition to the fixed investment option specific transfer limitations below, we may prohibit you from transferring to or from either of the fixed investment options before the end of the first policy year.  We may also prohibit you from making a transfer to or from a fixed investment option within twelve months of a prior transfer of the same type involving that fixed investment option.

Limits on Transfers to the Fixed Investment Options :

Fixed Account:

•	we may prohibit you from transferring more than 25% of the policy's Sub-Account value to the Fixed Account as of the close of business on the prior Valuation Period; and

•	we reserve the right to refuse any transfer to the Fixed Account that would cause the policy's Fixed Account value to exceed 30% of the policy’s Cash Value.

Long-Term Fixed Account:

•
we will refuse transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of:  30% of the policy's total Cash Value as of the close of business on the prior Valuation Period; or $1,000,000; and

•	we may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.

In addition, we may refuse transfers to either the Fixed Account and/or Long-Term Fixed Account that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value.

Limits on Transfers from the Fixed Investment Options :

Fixed Account:

•	we may prohibit you from transferring more than 25% of the policy's Fixed Account value as of the end of the previous policy year.

Long-Term Fixed Account:

•   transfers from the Long-Term Fixed Account will be prohibited prior to the end of the first policy year:

•
after the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any twelve month period, determined looking back from the Valuation Period during which we receive your request, is limited to the greater of:

(1)	$5,000; or

(2)
10% of the policy's Long-Term Fixed Account value as of the last monthly policy anniversary twelve months prior to the Valuation Period during which we receive your request.  (If your request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.)

This limit is cumulative and will be determined on a rolling basis.  This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the twelve months prior to the Valuation Period during which we receive your request will be deducted from the available amount.  Information need to calculate the available amount for transfer can be obtained by contacting our service center using the information on the first page of this prospectus.

•	In addition, we do not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs.

Transfers out of the fixed investment options will be on a last-in, first-out basis (LIFO).  Any restrictions that we implement will be applied consistently and uniformly.

6.	The Policy: The following sub-sections of "The Policy" section are amended as indicated:

Premium Payments:   The last paragraph of the "Premium Payments" sub-section is deleted and is replaced with the following:

Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed investment option allocations:

1.
we may refuse Premium allocations, including initial Premium, to the Fixed Account and/or Long-Term Fixed Account that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value; and

2.   Net Premium allocations to the Long-Term Fixed Account, including initial Premium, will not be permitted:

a.
to exceed $500,000 in any twelve month period (determined on a rolling basis considering any Premium payment allocations during the twelve months prior to the Valuation Period during which we receive a Premium payment); and/or

b.	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.

We may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time.  Generally, this right will be invoked when interest rates are low by historical standards.

Cash Value: The "Cash Value" subsection is amended as follows:

The second bullet in the first paragraph is deleted and is replaced with the following:

•   amounts allocated to the fixed investment options, including credited interest; and

The fifth sentence of the last paragraph is deleted and is replaced with the following:

While they are each part of our general account, the fixed investment options and the loan account may be credited interest at different rates.

Right of Conversion:   The first two paragraphs in the "Right of Conversion" sub-section are deleted and are replaced with the following:

Within 24 months of the Policy Date, you may elect by written request to transfer 100% of your Cash Value in the Sub-Accounts and Long-Term Fixed Account into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.  For more information see "Fixed Investment Option Transfers."  To invoke this right, you must submit your request to our Home Office on our specified forms.  This election is irrevocable.

Once your request has been processed your policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate.  In addition, the following will apply after conversion:

•
transfers out of the Fixed Account will no longer be available and your policy will no longer be able to participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account;

•
the asset rebalancing service and dollar cost averaging programs will no longer be available for election.  If asset rebalancing and/or dollar cost averaging were elected prior to your request these programs will terminate;

•	Mortality and Expense Risk Charges will no longer be deducted after conversion because they are only deducted from Cash Value allocated to the Sub-Accounts; and

•
all other benefits, services, Riders, and charges, including loans and full and partial surrenders, will continue and/or continue to be available after your request for conversion, subject to the terms applicable prior to your request for conversion.

7.         Standard Policy Charges:   The following sub-sections of the "Standard Policy Charges" section are amended as indicated:

Partial Surrender Fee:   The last sentence of the "Partial Surrender Fee" sub-section is deleted and replaced with the following:

Any Partial Surrender Fee assessed will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Surrender Charges:   The second to last paragraph of the "Surrender Charge" sub-section is deleted and replaced with the following:

Any Surrender Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Cost of Insurance Charge:   The last paragraph of the "Cost of Insurance" sub-section is deleted and replaced with the following:

The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Administrative Per Policy Charge:   The second paragraph of the "Administrative Per Policy Charge" sub-section is deleted and replaced with the following:

The Administrative Per Policy Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Underwriting and Distribution   Charge:   The last paragraph of the "Underwriting and Distribution Charge" sub-section is deleted and replaced with the following:

The Underwriting and Distribution Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

8.	Policy Riders and Rider Charges: The following sub-sections of the "Policy Riders and Rider Charges" sub-section are amended as indicated:

Overloan Lapse Protection Rider:   The first sentence of the second paragraph in the " Overloan Lapse Protection Rider Charge " sub-section is deleted and replaced with the following:

The Overloan Lapse Protection Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Adjusted Sales Load Life Insurance Rider:   The first sentence of the last paragraph in the "Adjusted Sales Load Life Insurance Rider" sub-section is deleted and replaced with the following:

The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Children’s Term Insurance Rider:   The first sentence of the second paragraph in the " Children's Insurance Rider Charge " sub-section is deleted and replaced with the following:

The Children's Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Long-Term Care   Rider:   The first sentence of the second paragraph in the " Long-Term Care Rider Charge " sub-section is deleted and replaced   with the following:

The Long-Term Care Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Spouse Life Insurance Rider:    The first sentence of the second paragraph in the " Spouse Life Insurance Rider Charge " sub-section is deleted and replaced with the following:

The Spouse Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Accidental Death Benefit Rider:   The first sentence of the second paragraph in the " Accidental Death Benefit Rider Charge " sub-section is deleted and replaced with the following:

The Accidental Death Benefit Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Premium Waiver Rider:   The first sentence of the second paragraph in the " Premium Waiver Rider Charge " sub-section is deleted and replaced with the following:

The Premium Waiver Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Additional Term Insurance Rider:   The first sentence of the second paragraph in the " Additional Term Insurance Rider Charge " sub-section is deleted and replaced with the following:

The Additional Term Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Waiver of Monthly Deductions Rider:   The first sentence of the second paragraph in the " Waiver of Monthly Deductions Rider Charge " sub-section is deleted and replaced with the following:

The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

9.	Asset Rebalancing: The "Asset Rebalancing" sub-section of the "Policy Owner Services" section is amended to add the following to the first paragraph:

Cash Value in the Long-Term Fixed Account is not eligible for asset rebalancing and assets may not be rebalanced into the Long-Term Fixed Account.

10.         Policy Loans:    The following sub-sections of the "Policy Loans" section are amended as indicated:

Loan Amount and Interest Charged:   The first sentence of the first paragraph in the "Loan Amount and Interest Charged" sub-section is replaced with:

Subject to conditions, you may take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any Surrender Charge.

Collateral and Interest Earned :  The following is added as the last sentence of the first paragraph in the "Collateral and Interest Earned" sub-section:

Finally, we will only transfer amounts from the Long-Term Fixed Account if your allocations to the Sub-Accounts and the Fixed Account are depleted.

Net Effect of Policy Loan:   The second sentence of the second paragraph in the "Net Effect of Policy Loans" sub-section is replaced with:

The loan account is credited interest at a different rate than either of the fixed investment options.

Repayment:   The "Repayment" sub-section is replaced with the following:

You may repay all or part of a policy loan at any time while the policy is In Force during the Insured’s lifetime.  The minimum repayment amount is $50.  If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account.  Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted:

1.   to exceed $500,000 in any twelve month period (determined on a rolling  basis considering any loan repayment allocations during the twelve months prior to the Valuation Period during which we receive a loan repayment); and/or

2.	if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.

We may also require that any portion of an outstanding loan transferred from the Fixed Account must be allocated to the Fixed Account.  We will then apply all loan repayments according to the allocation in effect at the time the payment is received, unless you indicate otherwise, and subject to the Long-Term Fixed Account restrictions above.  While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you indicate otherwise.  Repaying a policy loan will cause the Death Benefit proceeds and net Cash Surrender Value to increase accordingly.

11.         Surrenders:   The following sub-sections of the "Surrenders" section are amended as indicated:

Full Surrender:   The last sentence of the first paragraph in the "Full Surrenders" subsection section is replaced with:

We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to six months.

Partial Surrender:   The "Partial Surrenders" sub-section is amended as follows:

The following is added as the last sentence of the first paragraph:

If assessed, this fee will be deducted proportionally from your Sub-account allocations, Fixed Account allocation, and   the Long-Term Fixed Account.

The following is added at the end of the fourth paragraph in the "Partial Surrender" sub-section:

Only if there is insufficient value in the Sub-Accounts and the Fixed Account will we surrender amounts allocated to the Long-Term Fixed Account.  In addition, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any twelve month period is limited to the greater of:

(1)	$5,000; or

(2)
10% of the Cash Value in the Long-Term Fixed Account determined as of the monthly policy anniversary, coinciding with or last preceding the date twelve months prior to the beginning of the Valuation Period during which we receive your request.  (If your request is received within one month after the first policy anniversary,  the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.)

12.	Policy Maturity: The "Policy Maturity" section is amended by deleting the second sentence of the second paragraph and replacing it with the following:

The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed investment options.

13.         Appendix B: Definitions:   The definition of "Cash Value" is deleted and is replaced with the following:

Cash Value – The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, the policy loan account, and the fixed investment options, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

14.	Appendix D: State Variations: The "Colorado" and "Massachusetts" state variations are deleted and are replaced with the following:

Colorado - The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of the prospectus.

In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the first twenty-four months from the Policy Date provided under "Right of Conversion," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Right of Conversion" sub-section of "The Policy" section and the "Nationwide VL Separate Account – G" section of this prospectus.

Massachusetts – In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the first twenty-four months from the Policy Date provided under "Right of Conversion," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Right of Conversion" sub-section of "The Policy" section and the "Nationwide VL Separate Account – G" section of this prospectus.

Nationwide Your LifeSM Protection VUL

Individual Flexible Premium Variable Universal Life Insurance Policies

issued by

Nationwide Life and Annuity Insurance Company

through

Nationwide VL Separate Account-G

The date of this prospectus is May 1, 2009

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase this variable life insurance policy.  We encourage you to take the time to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy against those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy-specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available in the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life and Annuity Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522

You should read your policy along with this prospectus..  This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This policy is NOT: a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

The purpose of this policy is to provide life insurance protection for the beneficiary that you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interests.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Fee Tables	4
Policy Investment Options	10
Fixed Investment Option
Variable Investment Options
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Transfers Among and Between the Policy Investment Options	11
Sub-Account Transfers
Fixed Investment Option Transfers
Submitting a Transfer Request
The Policy	13
Generally
Policy Owner and Beneficiaries
Purchasing a Policy
Right to Cancel (Examination Right)
Premium Payments
Cash Value
Changing the Amount of Insurance Coverage
Right of Conversion
Exchanging the Policy
Terminating the Policy
Assigning the Policy
Reminders, Reports, and Illustrations
Standard Policy Charges	17
Sales Load
Premium Taxes
Short-Term Trading Fees
Illustration Charge
Partial Surrender Fee
Surrender Charges
Cost of Insurance Charge
Mortality and Expense Risk Charge
Administrative Per Policy Charge
Underwriting and Distribution Charge
Mutual Fund Operating Expenses
Reduction of Charges
A Note on Charges
Information on Underlying Mutual Fund Payments
Policy Riders and Rider Charges	22
Overloan Lapse Protection Rider
Adjusted Sales Load Life Insurance Rider
Children’s Term Insurance Rider
Long-Term Care Rider
Spouse Life Insurance Rider
Accelerated Death Benefit Rider
Accidental Death Benefit Rider
Premium Waiver Rider
Change of Insured Rider
Additional Term Insurance Rider
Waiver of Monthly Deductions Rider Extended Death Benefit Guarantee Rider
Policy Owner Services	33
Dollar Cost Averaging
Asset Rebalancing
Automated Income Monitor
Policy Loans	35
Loan Amount and Interest Charged
Collateral and Interest Earned

Table of Contents (continued)
Page
Net Effect on Policy Loans
Repayment
Lapse	35
Guaranteed Policy Continuation Provision
Grace Period
Reinstatement
Surrenders	36
Full Surrender
Partial Surrender
The Death Benefit	37
Calculation of the Death Benefit
Death Benefit Options
The Minimum Required Death Benefit
Changes in the Death Benefit Option
Incontestability
Suicide
Policy Maturity	38
Extending the Maturity Date
Payment of Policy Proceeds	39
Life Income with Payments Guaranteed Option
Joint and Survivor Life Option
Life Income Option
Taxes	40
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals, and Loans
Surrendering the Policy; Maturity
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life and Annuity Insurance Company	45
Nationwide VL Separate Account-G	45
Organization, Registration, and Operation
Addition, Deletion, or Substitution of Mutual Funds
Voting Rights
Legal Proceedings	46
Nationwide Life and Annuity Insurance Company
Nationwide Investment Services Corporation
Financial Statements	49
Appendix A: Sub-Account Information	50
Appendix B: Definitions	62
Appendix C: Surrender Charge Examples	65
Appendix D: State Variations	68

Appendix B defines certain words and phrases used in this prospectus.

In Summary: Policy Benefits

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

Your Choice of Death Benefit Options

Option One: The Death Benefit is the greater of the Specified Amount or the Minimum Required Death Benefit under federal tax law.

Option Two: The Death Benefit is the greater of the Specified Amount plus the Cash Value or the Minimum Required Death Benefit under federal tax law.

Option Three: The Death Benefit is the greater of the Specified Amount plus accumulated Premium payments (less any partial surrenders) or the Minimum Required Death Benefit under federal tax law.

Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or a variety of options that will pay out over time.

Coverage Flexibility

Subject to conditions, you may choose to:

•	change the Death Benefit option;
•	increase or decrease the Specified Amount;
•	change your beneficiaries; and
•	change who owns the policy.

Continuation of Coverage is Guaranteed

Your policy will remain In Force during the policy continuation period as long as you pay the Policy Continuation Premium Amount.

Access to Cash Value

Subject to conditions, you may:

•
Take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any Surrender Charge.  The minimum loan amount is $200.

•	Take a partial surrender of at least $200.

•
Surrender the policy for its Cash Surrender Value at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Value, less Indebtedness, and less the Surrender Charge.  You may choose to receive the Cash Surrender Value in a lump sum or over time.

Premium Flexibility

You will select a Premium payment plan for the policy.  Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

Investment Options

You may choose to allocate your Net Premiums to fixed or variable investment options.

The policy currently offers a fixed investment option which will earn interest daily at an annual effective rate of at least 3%.

The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products.  Nationwide VL Separate Account-G contains one Sub-Account for each of the mutual funds offered in the policy.  Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.

Transfers Between and Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Accounts within limits.   We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy.  This is known as tax deferral.  Also, your beneficiary generally will not have to include the Proceeds as taxable income.  Unlike other variable insurance products Nationwide offers, these Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.

Examination Right

For a limited time, you may cancel the policy and receive a refund.  When you cancel the policy during your examination right the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If the policy is canceled, we will treat the policy as if it was never issued.

Riders

You may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued.  There may be additional charges assessed for elected Riders.  Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.  For detailed information regarding Rider availability and variations, see "Appendix D:  State Variations."

•	Overloan Lapse Protection Rider
•	Adjusted Sales Load Life Insurance Rider
•	Children’s Term Insurance Rider
•	Long-term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	Extended Death Benefit Guarantee Rider

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial Surrender Charges will apply in the first several policy years.

Unfavorable Investment Experience

The Sub-Accounts you choose may not generate a sufficient return to keep the policy from Lapsing.  Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse in insurance coverage.  When you take a partial surrender or policy loan, the Cash Value of your policy available for allocation to the Sub-Accounts and/or Fixed Account is reduced and you lose the ability to generate Sub-Account investment return on the surrendered/loaned amounts.  Thus, the remainder of your policy's Cash Value would have to generate enough investment return to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment).  Partial surrenders may also decrease the Death Benefit and total Specified Amount.  Policy loans do not participate in positive Investment Experience which may increase the risk of Lapse or the need to make additional Premium payments to keep the policy In Force.  The policy does have a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender could, and a policy loan would, decrease the policy’s Death Benefit, depending on how the Death Benefit option relates to the policy’s Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract that is not a modified endowment contract.  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment of modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision. Consult a qualified tax adviser on all tax matters involving your policy.

The proceeds of a life insurance contract are includible in the insured's gross estate for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the insured, or (b) the insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy.  For this purpose, the Treasury Regulations provide that the term" incident of ownership" is to be construed very broadly, and includes any right that the insured may have with respect to the economic benefits in the policy, such as the power to change the beneficiary, surrender or cancel the policy, assign (or revoke the assignment if) the policy, pledge the policy for a loan, obtain a loan against the surrender value of the contract, etc.  Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Investment Option Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from the fixed investment option until after the first policy year.  After the first policy year, we may require transfer requests from the fixed investment option be made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request.  We may also limit what percentage of Cash Value, fixed investment option value, or variable account value that you may transfer to or from a fixed investment option.

Sub-Account Limitations

Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives.  This could result in less favorable Investment Experience and a lower Cash Value.  Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund.  We have instituted procedures to minimize disruptive transfers.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

Sub-Account Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus.  Read each mutual fund's prospectus before investing.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load1	Upon making a Premium payment	Maximum: $65 from each $1,000 of Premium	Currently: $65 from each $1,000 of Premium
Premium Taxes1	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Short-Term Trading Fee2	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	Maximum: $10 per $1,000 transferred	Currently: $10 per $1,000 transferred
Illustration Charge3	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered, from the policy's Cash Value	Currently: $0
Surrender Charge4	Upon surrender, policy Lapse, or certain Specified Amount decreases	Maximum: $52.45 per $1,000 of Specified Amount	Minimum: $0.00 per $1,000 of Specified Amount
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and a complete surrender of the policy in the first year	Upon surrender or policy Lapse	$9.30 per $1,000 of Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider Charge5	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit Rider Charge6
Administrative Expense Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, and an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of Cash Value

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.

Periodic Charges Other Than Mutual Fund Operating Expenses7
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge8	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.10 per $1,000 of Net Amount At Risk
Mortality and Expense Risk Charge9	Monthly	Maximum: $0.67 per $1,000 of all variable Cash Value for all policy years	Currently: $0.67 per $1,000 of all variable Cash Value for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $20 per policy	Currently: $20 per policy
Underwriting and Distribution Charge10	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an issue of age 35, in the first policy year, male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.15 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge11	Annually	Maximum: 4.5% of outstanding policy loan	Currently: 4.5% of outstanding policy loan

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

Periodic Charges Other Than Mutual Fund Operating Expenses For Riders12
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Maximum for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premiums	Currently: $0.14 for each $1,000 of aggregate Premiums
Children’s Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Long-term Care Rider Charge13	Monthly	Maximum: $28.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge14	Monthly	Maximum: $10.23 per $1,000 of Rider Specified Amount	Minimum: $0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Rider Specified Amount
Accidental Death Benefit Rider Charge15	Monthly	Maximum: $0.75 per $1,000 of Rider Specified Amount	Minimum: $0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Rider Specified Amount
Continued on Next Page

Periodic Charges Other Than Mutual Fund Operating Expenses For Riders12 (continued)
Waiver of Monthly Deductions Rider Charge16	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge17	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge18	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male, in the first policy year, preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.05 per $1,000 of Rider Death Benefit
Extended Death Benefit Guarantee Rider19	Monthly	Maximum: $0.16 per $1,000 of base Specified Amount	Minimum: $0.01 per $1,000 of base Specified Amount
Representative: an age 35 male preferred non-tobacco with an Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration, and a base Specified Amount of $500,000
	Monthly	$0.06 per $1,000 of base Specified Amount

The next item shows the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.  Please contact us, at the telephone numbers or address on the first page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.28%	Maximum 1.93%

1 We deduct one charge comprised of the Sales Load and Premium Taxes.  On the Policy Data Page and throughout this prospectus, this combined charge is referred to as the Premium Load. The Premium Load varies by policy based on the amount of Premium paid and length of time the policy has been In Force.  The maximum Sales Load and Premium Taxes (the Premium Load) in the table is shown on an annualized basis and reflects the maximum that may be charged in any policy year.  Currently, the maximum is only charged during the first five policy years when Premiums paid is less than the Commissionable Target Premium amount attributed to a particular policy.  On a current basis, the Premium Load will decrease the longer your policy remains In Force.  For a complete schedule of the current charges see the Sales Load and Premium Taxes sections of this prospectus.

2 Short-Term Trading Fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account.  Sub-Accounts that may assess a short-term fee are listed in the "Variable Investment Options" section of this prospectus with an "†" symbol, and in the descriptions provided in the "Appendix A: Sub-Account Information".  For more information about transactions subject to short-term trading fees, see the "Short-Term Trading Fees" section of this prospectus.

3 If we begin to charge for illustrations, you will be expected to pay the Illustration Charge in cash at the time of the request.  This charge will not be deducted from the policy's Cash Value.

4 The Surrender Charge varies by policy based on individual characteristics of the person being Insured.The Surrender Charge decreases gradually each year after either the 2nd or 3rd policy anniversary, depending on the Insured's age at the time the policy is issued. When assessed, the Surrender Charge is taken from the policy’s Cash Value. A Surrender Charge will be assessed for Specified Amount decreases that completely reverse one or more previous Specified Amount increases. The maximum Surrender Charge calculation assumes: the Insured is a male, age 72, standard tobacco; the Specified Amount is $100,000, a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium.The minimum Surrender Charge calculation assumes the Insured is either male or female; any age; any underwriting classification; any amount of Premium was paid at any time; and a full surrender is taken in policy year 15. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the charge, including where to find examples, see the Surrender Charges sections of this prospectus.

5 The Overloan Lapse Protection Rider Charge varies by policy based on Attained Age of the Insured and the policy's Cash Value.  This charge is deducted proportionally from the Sub-Accounts and the Fixed Account.

6The Accelerated Death Benefit Rider Charge is comprised of two sets of charges: an Administrative Expense Charge and a Rider Charge composed of an interest rate discount and a risk charge. The Accelerated Death Benefit Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit. The Maximum charge assumes: an interest rate discount of 15%; a risk charge of 5%; and a 1 year life expectancy for the Insured. The Minimum charge assumes: an interest rate discount of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to 3 months. For a detailed description of the charges, including an example, see the Accelerated Death Benefit Rider section of this prospectus.

7Except for the Mortality and Risk Expense Charge which is only deducted proportionally from the Sub-Accounts, all charges described in the Periodic Charges Other Than Mutual Fund Operating Expenses table are taken proportionally from the Sub-Accounts and the Fixed Account.

8 The Cost of Insurance Charge varies by policy based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is a male; issue age 45; policy year 75; standard tobacco; and a Base Policy Specified Amount of $100,000. The Minimum charge assumes: the Insured is either male or female; Attained Age 121; any underwriting classification; any Base Policy Specified Amount; and any policy year on or after the policy anniversary the insured reached Attained Age 121. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Cost of Insurance Charge see the Cost of Insurance Charge section of this prospectus.

9 The Mortality and Expense Risk Charge varies by policy based on the amount of the policy's Cash Value allocated to the Sub-Accounts and length of time the policy has been In Force.  The maximum Mortality and Expense Risk Charge shown in the table reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the variable Sub-Accounts.  Currently, the maximum is only charged during the first 15 policy years when Cash Value allocated to the variable Sub-Accounts is $250,000 or less. On a current basis, the Mortality and Expense Risk Charge will decrease the longer your policy remains In Force and/or as greater amounts of Cash Value are allocated to the variable Sub-Accounts.  For a complete schedule of the current charges by length of time the policy has been In Force and variable Sub-Account Cash Value, see the Mortality and Risk Expense Charge section of this prospectus.

10 The Underwriting and Distribution Charge varies by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the insured at the time of issue. The Maximum charge assumes: policy year 1; an issue age of 85; and Base Policy Specified Amount of $250,000. The Minimum charge assumes: a policy in effect in years 8 and thereafter, as measured from the Policy Date for the initial Specified Amount; the Insured is either male or female; any age; any underwriting classification; and any Base policy Specified Amount. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see the Underwriting and Distribution Charge section of this prospectus.

11 For more information, see the Net Effect of Policy Loans section of this prospectus.

12 All charges described in the Periodic Charges Other Than Mutual Fund Operating Expenses For Riders table are taken proportionally from the Sub-Accounts and the Fixed Account.

13 The Long-term Care Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is a female, Attained Age 99, standard tobacco with a Substandard Rating table P. The Minimum charge assumes: the Insured is either male or female; Attained Age 100; and any underwriting classification. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Long-term Care Rider Charge see the Long-term Care Rider section of this prospectus.

14 The Spouse Life Insurance Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is a male, Attained Age 69, standard tobacco with a Substandard Rating of table F; a flat extra charge of $1.25 per $1,000 per month; and a Rider Specified Amount of $25,000. The Minimum charge assumes: the Insured is female, Attained Age 21, standard non-tobacco, no Substandard Rating or flat extra charge; and a Rider Specified Amount of $100,000. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Spousal life Insurance Rider Charge see the Spouse Life Insurance Rider section of this prospectus.

15 The Accidental Death Benefit Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is Attained Age 69, with a Substandard Rating of table P. The Minimum charge assumes: the Insured is Attained Age 5, with no Substandard Rating. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Accidental Death Benefit Rider Charge see the Accidental Death Benefit Rider section of this prospectus.

16The Waiver of Monthly Deductions Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is Attained Age 64, with a Substandard Rating of table H. Minimum charge assumes: the Insured is male, Attained Age 18, with no Substandard Rating. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Waiver of Monthly Deductions Rider Charge see the Waiver of Monthly Deductions Rider section of this prospectus.

17 The Premium Waiver Rider Charge varies by policy based on the premium waiver benefit elected and individual characteristics of the person being insured. The Maximum charge assumes: monthly Premium payments of $1,000; the Insured is a female, Attained Age 64, with a Substandard Rating of table H. The Minimum charge assumes: monthly Premium payments of $1,000; the Insured is male, Attained Age 18; and any underwriting classification. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Premium Waiver Rider Charge see the Premium Waiver Rider section of this prospectus.

18 The Additional Term Insurance Rider Charge varies by policy based on individual characteristics of the person being insured.  The monthly charge is a product of the Rider’s monthly cost of insurance rate and the Rider Death Benefit. The Maximum charge assumes: the Insured is either male or female; Attained Age 119; policy year 75; any underwriting classification; and any Total Specified Amount. The Minimum charge assumes: the Insured is female, issue age 5, policy year 1, and a Total Specified Amount of $1,000,000. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Additional Term Insurance Rider Charge see the Additional Term Insurance Rider section of this prospectus.

19 The Extended Death Benefit Guarantee Rider charge varies by policy based on the Insured’s sex, Issue Age, underwriting class and the elected duration of the Specified Amount to be guaranteed by this Rider. The Maximum charge assumes: the Insured is either male or female; any issue age; any underwriting classification; and elected lifetime duration of the Specified Amount to be guaranteed by this Rider. The Minimum charge assumes: the Insured is female, issue age 18; preferred non-tobacco; and a 20 year duration of the Specified Amount to be guaranteed by this Rider. The charge is deducted proportionally from the Sub-Accounts and Fixed Account. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Extended Death Benefit Guarantee Rider Charge see the Extended Death Benefit Guarantee Rider section of this prospectus.

Policy Investment Options

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options.  Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.

Fixed Investment Option

There is currently one fixed investment option available under the policy: the Fixed Account.  Net Premium that you allocate to the fixed investment option is held in the fixed account, which is part of our general account.

The general account is not subject to the same laws as the separate account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed investment option.

The general account contains all of our assets other than those in the separate accounts, and funds the fixed investment options.  These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations.  We bear the full investment risk for all amounts allocated to the fixed investment options.  The amounts you allocate to a fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying interest crediting rates that we set.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than 3%.  Interest crediting rates are set at the beginning of each calendar quarter.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual interest crediting rate may not exceed the guaranteed interest crediting rate.  Premiums applied to the policy at different times may receive different interest crediting rates.  The interest crediting rate may also vary for new Premiums versus Sub-Account transfers.  Interest that we credit to the fixed investment option may be insufficient to pay the policy’s charges.

Variable Investment Options

The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC.  The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds.  The mutual funds listed are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account’s assets are held separately from the assets of the other Sub-Accounts, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Accounts.  The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.

The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below.  For a complete list of available Sub-Accounts, please refer to “Appendix A: Sub-Account Information.”  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

AIM Variable Insurance Funds

AllianceBernstein Variable Products Series Fund, Inc.

American Century Variable Portfolios II, Inc.

American Century Variable Portfolios, Inc.

BlackRock Variable Series Funds, Inc.

Dreyfus

Dreyfus Investment Portfolios

Dreyfus Variable Investment Fund

Fidelity Variable Insurance Products Fund

Franklin Templeton Variable Insurance Products Trust

Ivy Funds Variable Insurance Portfolios, Inc.

Janus Aspen Series

MFS® Variable Insurance Trust

Nationwide Variable Insurance Trust

Neuberger Berman Advisers Management Trust

Oppenheimer Variable Account Funds

PIMCO Variable Insurance Trust

T. Rowe Price Equity Series, Inc.

The Universal Institutional Funds, Inc.

Wells Fargo Advantage Funds® Variable Trust

Valuation of Accumulation Units

We account for the value of your interest in the Sub-Accounts by using Accumulation Units.  The number of Accumulation Units associated with a given Premium allocation is determined by dividing the dollar amount of Premium you allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account, which is determined at the end of the Valuation Period that the allocation was received.  The number of Accumulation Units a given Net Premium allocation purchases will not change.  However, the value of each Accumulation Unit will vary daily based on the Investment Experience of the mutual fund in which the Sub-Account invests.

On each day that the New York Stock Exchange ("NYSE") is open, each of the mutual funds in which the Sub-Accounts invest will determine its Net Asset Value ("NAV") per share.  We use each mutual fund's NAV to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units.

We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction that you submit on a day when the NYSE is closed will not be effective until the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

●New Year's Day	●Independence Day
●Martin Luther King, Jr. Day	●Labor Day
●Presidents’ Day	●Thanksgiving
●Good Friday	●Christmas
●Memorial Day

In addition, we will not price Accumulation Units if:

(1)	trading on the NYSE is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described items (2) and (3) exist.

Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE is open.

How Sub-Account Investment Experience is Determined

The number of Accumulation Units in your policy will not change except when: you add Premium; request a surrender; request a transfer (including transfers due to loans and loan repayments); or charges are deducted from the Sub-Accounts.,  However, the value of those Accumulation Units will vary daily depending on the Investment Experience of the mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a "net investment factor", as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

(a)	is the sum of:

1.	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

2.	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

3.
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value.  The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

Transfers Among and Between the Policy Investment Options

Sub-Account Transfers

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Short-term Trading Fees.  Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.  Some underlying mutual funds may refer to short-term trading fees as "redemption fees."

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event.  A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts.  Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund.  If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Investment Option Transfers

Prior to the policy’s Maturity Date, you may make transfers involving the fixed investment option (the Fixed Account).  These transfers will be in dollars.  We reserve the right to limit the number of times and frequency of transfers involving the fixed investment option.  Specifically, we may prohibit you from transferring to or from the fixed investment option before the end of the first policy year and we may limit you to 1 transfer every 12 months.

Transfers to the Fixed Investment Option.  On transfers to the fixed investment option, we may prohibit you from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period.  Additionally, we reserve the right to refuse any transfer to the fixed investment options if that fixed investment option’s Cash Value comprises more than 30% of the policy’s Cash Value.

Transfers from the Fixed Investment Option.  On transfers from the Fixed Account, we may prohibit you, in any policy year, from transferring more than 25% of the Cash Value of the Fixed Account as of the end of the previous policy year (subject to state restrictions).  Transfers out of the fixed investment option will be on a last-in, first-out basis (LIFO).

Any restrictions that we implement will be applied consistently and uniformly.

Submitting a Transfer Request

You can submit transfer requests in writing to our Home Office via first class U.S. Mail.  We may also allow you to use other methods of communication, such as fax, telephone, or through our website.  Our contact information is on the first page of this prospectus.  We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.  Forms of communication other than via first class U.S. Mail are subject to the short-term trading limitations described in the "Sub-Account Transfers" section of this prospectus.

In addition, any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  For more information regarding valuation of Accumulation Units, see the "Valuation of Accumulation Units" section of this prospectus.

The Policy

Generally

The policy is a legal contract.  It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Page; and the application, including any supplemental application.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations, and we will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.  If you make an error or misstatement on the application, we will adjust the Death Benefit and Cash Value accordingly.

Operation of the policy, optional Riders, programs, benefits and features described in this prospectus may vary by the state where the policy is issued.  In addition, some optional Riders, programs and features may not be available or approved for use in every state.  For additional information regarding availability and provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications and we will make appropriate endorsements to the policy.  The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “’34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Policy Owner and Beneficiaries

Policy Owner.  The policy belongs to the owner named in the application.  You, as policy owner, may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.  You may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable.  Otherwise, ownership will pass to the policy owner’s estate, if the policy owner is not the Insured.

You may name different policy owners or contingent owners (so long as the Insured is alive) by submitting a written request to our Home Office.  Any such change request will become effective as of the date signed.  There may be adverse tax consequences to changing parties of the policy.

Beneficiaries.  The principal right of a beneficiary is to receive the Death Benefit upon the Insured's death, while the policy is In Force.  As long as the Insured is alive, you may: name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and direct us to distribute Proceeds other than described below.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries.  Unless you specify otherwise, we will pay multiple primary beneficiaries in equal shares.  A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable.  You may name more than one contingent beneficiary.  Unless you specify otherwise, we will also pay multiple contingent beneficiaries in equal shares.

To change or add beneficiaries, you must submit a written request to us at our Home Office.  A change request is effective as of the date we record it at our Home Office.

Purchasing a Policy

The policy is available for Insureds between the age of 0 and Attained Age 85.  To purchase the policy, you must submit to us a completed application and the required initial Premium payment as stated on the Policy Data Page.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject any application for any reason permitted by law. Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.  The minimum initial Specified Amount is $100,000.  We reserve the right to modify the minimum Specified Amount on a prospective basis for newly issued policies at any time.

Initial Premium Payment.  The amount of your required initial Premium payment will depend on the following factors: the initial Specified Amount, Death Benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities.  You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment must be at least $50.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt.  (Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.)  If you live in a state that requires us to refund the initial Premium upon exercise of the free look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free look period expires.  At the expiration of the free look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.  If you live in a state that requires us to refund the Cash Value upon exercise of the free look provision, we will allocate all of the initial Net Premium to the available money market Sub-Account.  By the end of the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time.

Insurance Coverage.  Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid, and the policy is delivered while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not living at the time of policy delivery.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also have the right to reject any application for insurance, in which case we will return your Premium payment within 2 business days of the date we make the decision to reject your application.

After we approve an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page.  Changes in the Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after we approve the change request.

Insurance coverage will end upon the Insured's death, when we begin to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended.  Coverage can also end if the policy Lapses.

Temporary Insurance Coverage.  Temporary insurance coverage (of an amount equal to the Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment.  The amount of this initial Premium payment will depend on the initial Specified Amount, your choice of Death Benefit option, and any Riders you elect.  Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement.  If full coverage is denied, the temporary insurance coverage will terminate 5 days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted).  If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect.  Allocation of the initial Net Premium will be determined by the right to examine law of the state in which you live, as discussed above.

Right to Cancel (Examination Right)

For a limited time, commonly referred to as the “free look” period, you may cancel the policy and receive a refund.  The free look period expires ten days after you receive the policy or longer if required by state law.  If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  When you cancel the policy during the free look period the amount we refund will be the Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If we do not receive your policy at our Home Office by the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.  Within seven days of a cancellation request, we will refund the amount prescribed by law.  If the policy is canceled, we will treat the policy as if it was never issued.

Premium Payments

This policy does not require a payment of a scheduled Premium amount to keep it In Force.  It will remain In Force as long as the conditions that cause a policy to Lapse do not exist.  However, we will send scheduled Premium payment reminder notices to you according to the Premium payment schedule shown on the Policy Data Page.  If you decide to make an additional Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $50.  Upon request, we will furnish Premium payment receipts.

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount At Risk.

•	We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.

•
We will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.  For more information regarding modified endowment contracts, see "Periodic Withdrawals, Non-Periodic Withdrawals and Loans" beginning on page 41.

•	We may require that policy Indebtedness be repaid before we accept any additional Premium payments.

Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.

Cash Value

We will determine the Cash Value at least monthly.  At the end of any given Valuation Period, the Cash Value is equal to the sum of:

•	the value of the Accumulation Units allocated to the Sub-Accounts;

•	amounts allocated to the fixed investment option, including credited interest; and

•	amounts allocated to the policy loan account, including credited interest.

Surrenders and policy charges and deductions will reduce the Cash Value.  Thus, the Cash Value will fluctuate daily and there is no guaranteed Cash Value.  Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.  The loan account is part of our General Account and will not be affected by the Investment Experience of the Sub-Accounts. While they are both part of our General Account, the fixed investment option and the loan account may be credited interest at different rates. If the policy is surrendered, the Cash Value will be reduced by the amount of any outstanding policy loans and unpaid charged interest in the loan account to calculate the Cash Surrender Value.

Changing the Amount of Insurance Coverage

After the first policy year, you may request to change the Specified Amount.  However, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least 3 months.  Changes to the Specified Amount will typically alter the Death Benefit.  For more information, see "Changes in the Death Benefit Option," beginning on page 38.

Any request to increase the Specified Amount must be at least $50,000 and the Insured must be Attained Age 85 or younger at the time of the request.  An increase in the Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.  An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy.  To increase the Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability that satisfies our underwriting standards.

You may request to decrease the Specified Amount.  We apply Specified Amount decreases to the most recent Specified Amount increase, and continue applying the decrease backwards, ending with the original Specified Amount.  Decreases to the Specified Amount may decrease the dollar amount of policy charges calculated per $1,000 of Specified Amount or Net Amount at Risk (including any rider charges so calculated), depending on the death benefit option elected and the amount of the Cash Value.  Decreases may also result in a surrender charge being assessed.  For more information, see "Surrender Charges" beginning on page 18.

We will deny any request to reduce the Specified Amount below the minimum Specified Amount shown on the Policy Data Page.  We will also deny any request that would disqualify the policy as a contract for life insurance.  To decrease the Specified Amount, you must submit a written request to our Home Office.

Changes to the Specified Amount will become effective on the next monthly policy anniversary after we approve the request  unless you request and we approve a different date.  We reserve the right to limit the number of Specified Amount changes to 1 increase and 1 decrease each policy year.

Right of Conversion

Within 24 months of the Policy Date, you may elect by written request to transfer 100% of your Cash Value allocated to the variable Sub-Accounts into the fixed investment option without regard to any restrictions otherwise applicable to such transfers.  For more information see "Fixed Investment Option Transfers" beginning on page 13.  To invoke this right, you must submit your request to our Home Office on our specified forms.  This election is irrevocable.

Once your request has been processed, subsequent transfers out of the fixed investment option will be prohibited and your policy will no longer participate in the Investment Experience of the Sub-Accounts.  In effect, your policy will be come a fixed life insurance policy, and the policy's Cash Value will be credited with the fixed account's interest rate.  In addition, the following will apply:

•
The asset rebalancing service and dollar cost averaging programs will no longer be available for election.  If asset rebalancing and/or dollar cost averaging were elected prior to your request these programs will terminate.

•	Mortality and Expense Risk Charges will no longer be deducted after conversion because they are only deducted from Cash Value allocated to the variable Sub-Accounts.

•
All other benefits, services, riders, and charges, including loans and full and partial surrenders, will continue and/or continue to be available after your request for conversion, subject the same terms applicable prior to your request for conversion.

Exchanging the Policy

You may request to exchange the policy for another policy offered by us at the time that is a plan of permanent fixed life insurance.  This is not a contractual right of the policy and we may refuse such a request.  To make an exchange with us you will surrender this policy and use its Cash Surrender Value to purchase the new policy we underwrite on the Insured’s life, subject to: (i) our approval and; (ii) the Insured (a) satisfies our underwriting standards of insurability and (b) you pay all costs associated with the exchange.  You may transfer Indebtedness to the new policy.

You must submit your exchange request to our Home Office on our specified forms.  The policy must be In Force and not in a Grace Period.  The exchange may have adverse tax consequences.  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.  A surrender charge may be assessed at the time of the exchange.  For more information regarding whether a surrender charge will apply, see "Surrender Charges" beginning on page 18.

Terminating the Policy

There are several ways that the policy can terminate.  You may surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences).  Coverage under the policy will end when we receive your written request to surrender the policy at our Home Office.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.

Assigning the Policy

You may assign any rights under the policy while the Insured is alive, subject to our approval.  If you do, your beneficiary’s interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing and will become effective on the date we record it at our Home Office.  Your assignment will be subject to any outstanding policy loans.

Reminders, Reports, and Illustrations

Upon request, we will send you scheduled Premium payment reminders and transaction confirmations.  We will also send you semi-annual and annual reports that show:

•	the Specified Amount;
•	minimum monthly Premiums;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.

Confirmations of individual financial transactions, such as transfers, partial Surrenders, loans, etc., are generated and mailed automatically.  Copies may be obtained by calling our service center or submitting a written request.  You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send these reminders and reports to the address you provide on the application unless directed otherwise.   At any time after the first policy year, you may ask for an illustration of future benefits and values under the policy.

IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s).  Household delivery will continue for the life of the policies.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Standard Policy Charges

We will take deductions from Premium payments and/or the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the charges assessed under the policy.  We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.  If you have a policy loan, a complete description of how interest is credited and charged results in costs to you is described in the "Policy Loans" section of this prospectus.

Sales Load

We deduct the Sales Load (as part of the Premium Load) from each Premium payment to compensate us for our sales expenses.  The guaranteed maximum Sales Load is equal to an annualized rate of $65 per $1,000 of Premium. Currently, the amount of the Sales Load is assessed based on the following schedule:

Policy Year	Premium up to the commissionable target premium amount	Premium in excess of the Commissionable Target Premium amount
1-5	6.5%	2.5%
6-15	4.5%	1.5%
16+	1.5%	1.5%

Commissionable Target Premium.   The Commissionable Target Premium referred to above is provided in policy illustrations.  Please request an illustration and consult with your registered representative for more specific information, or contact our service center.  Our contact information can be found on the first page of this prospectus.

We may waive the Sales Load on the initial Premium paid into this Policy as part of a sponsored exchange program to another policy we offer through Nationwide Life and Annuity Insurance Company or our parent company, Nationwide Life Insurance Company, as permitted under the securities laws and/or rules or by order of the Securities and Exchange Commission.

Premium Taxes

We deduct Premium Taxes (as part of the Premium Load) from each Premium payment to reimburse us for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%).  The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium.  This amount is not the actual amount of the tax liability we incur.  It is an estimated amount.  If the actual tax liability is more or less, we will not adjust the charge retroactively.

A Note on the Premium Load. We deduct a Premium Load from each Premium payment to partially reimburse us for our sales expenses and Premium taxes, and certain actual expenses, including acquisition costs.  The Premium Load also provides revenue to compensate us for assuming risks associated with the policy, and revenue that may be a profit to us.

Short-Term Trading Fees

Some mutual funds offered in the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus).  Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund’s assets.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please see "Appendix A" later in this prospectus.

If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value.  All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees, including:

•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs;

•	policy loans;

•	full or partial surrenders; or

•	payment of the Proceeds.

New share classes of certain currently available mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.

Illustration Charge

Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration.  However, we may, in the future, assess an Illustration Charge, which will not exceed $25 per illustration requested.  Any Illustration Charge must be paid in cash at the time of the illustration request.  The Illustration Charge will not be deducted from the policy's Cash Value.

Partial Surrender Fee

Currently, we do not deduct a Partial Surrender Fee, which would compensate us for the administrative costs associated with calculating and generating the surrender amount.  However, we may, in the future, assess a Partial Surrender Fee.  The Partial Surrender fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.  Any Partial Surrender Fee assessed will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.

Surrender Charges

We deduct a Surrender Charge from the Cash Value if you surrender or Lapse the policy.  Also, if you increase the Specified Amount, and then reduce the Specified Amount to less than it was before the increase, we will deduct a Surrender Charge from the Cash Value.  The Surrender Charge is assessed to compensate us for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured’s underwriting class), and establishing policy records.  Thus, the Surrender Charge is comprised of two components: the underwriting component and the sales component.

The underwriting component equals the product of the Specified Amount and the administrative target premium.  (The administrative target premium is actuarially derived and is used to determine how much we should charge per Premium payment for underwriting expenses.)  The administrative target premium varies by the Specified Amount and the Insured's age when the policy was issued.  A table showing the Administrative Target Factors by age and sex can be found in the "Maximum Surrender Charge Calculation" section of the Statement of Additional Information to this prospectus.

The sales component is the lesser of the following two amounts: (1) the product of the Specified Amount, divided by 1,000, and the surrender target premium; and (2) the sum of all Premium payments you made during the first policy year.  The surrender target premium is actuarially derived and is used to determine how much we should charge per Premium payment for sales expenses.  The surrender target premium varies by the Insured's sex, the Insured's age when the policy was issued, and the Insured's underwriting class.  A table showing the Surrender Target Factors by age and sex can be found in the "Maximum Surrender Charge Calculation" section of the Statement of Additional Information to this prospectus.

The initial Surrender Charge is the sum of the underwriting component and a percentage (that varies by age, sex, Specified Amount, and risk class, and ranges between 24% to 65%) of the sales component.  A table showing the applicable Surrender Charge Percentage by age, sex, Specified Amount, and risk class can be found in the "Maximum Surrender Charge Calculation" section of the Statement of Additional Information to this prospectus.

Generally, surrender charges will be greater for Insureds who are older or in poor health and less for Insureds who are younger or in good health.  For a given Insured, larger Specified Amounts will produce greater surrender charges.  In addition, surrender charges will increase with the amount of Premium you pay in the first policy year, or first year after a Specified Amount increase, up to the dollar amount produced by the calculation in (1) of the sales component description above, which represents the maximum surrender charge we are permitted by law for this policy. Beyond this point increasing the first year Premium you pay will not impact your surrender charges.

When considering the potential impact of surrender charges, you should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  Attempting to minimize your surrender charges by choosing a lower Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance your policy could lapse.  You should consult with your registered representative and carefully weigh all relevant benefit and charge factors together with your goals in purchasing this policy.

Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following table:

Reduction of Surrender Charges

Policy year calculated from the Policy Date or effective date of Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%

Each increase to the Specified Amount (referred to as Specified Amount segments) will have its own Surrender Charge.  Surrender charges for an increase are only 81% of the surrender charge for a corresponding initial segment.  The Surrender Charge for each Specified Amount segment, when added together, will equal your total Surrender Charge.

See Appendix C for more information and examples showing how the Surrender Charge is calculated.

Any Surrender Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us, as described in the "Exchanging the Policy" section beginning on page 16, subject to the following:

•	the exchange and waiver is be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not elected either of these Riders:

1.      Premium Waiver Rider;
2.      Waiver of Monthly Deductions Rider; or3.Long-term Care Rider.

Cost of Insurance Charge

We deduct a Cost of Insurance Charge from the policy's Cash Value on the Policy Date and on each monthly anniversary of the Policy Date to compensate us for providing expected mortality benefits, and to reimburse us for certain actual expenses, including acquisition costs and state and federal taxes.  This charge also provides revenue to compensate us for assuming certain risks associated with the policy, and revenue that may be profit to us. The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate.  The cost of insurance rate will vary by the Insured’s sex, issue age, and underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Specified Amount. The cost of insurance rates are based on our expectations as to future mortality and expense experience.  There will be a separate cost of insurance rate for the initial Specified Amount and any Specified Amount increase.  The cost of insurance rates will never be greater than those shown on the Policy Data Pages plus any monthly flat extra charge assessed for Substandard Ratings. A flat extra charge represents an added cost due to an increased risk of providing life insurance. A flat extra charge is associated with non-medical factors such as occupation, aviation, driving, or other factors that present an increased exposure to accident or health hazards. The flat extra charge is the product of the Net Amount at Risk and the flat extra rate which ranges between $2.00 and $25.00 per $1,000 of Net Amount at Risk. The flat extra charge is shown on the Policy Data Page.

We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, and any Substandard Ratings and Specified Amount, if their policies have been In Force for the same length of time.  If a change in the cost of insurance rates causes an increase to your Cost of Insurance Charge, your policy’s Cash Value could decrease.  If a change in the cost of insurance rates causes a decrease to your Cost of Insurance Charge, your policy's Cash Value could increase.

The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocation.

Mortality and Expense Risk Charge

We deduct a monthly Mortality and Expense Risk Charge from the policy's Cash Value allocated to the Sub-Accounts on each monthly anniversary of the Policy Date to compensate us for assuming the risk associated with mortality and expense costs. This charge also provides revenues to compensate us for assuming certain risks associated with the policy, and revenues that may be profit to us.  The mortality risk is that the Insured will not live as long as expected.  The expense risk is that the costs of issuing and administering the policy will be more than expected.  The Mortality and Expense Risk Charge will be deducted proportionally from your Sub-Account allocations.

The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $8.00 per $1,000 of all variable account Cash Value for policy years 1-15, and $3.00 per $1,000 of all variable account Cash Value for policy years 16 and later.  Currently, the amount of the Mortality and Expense Risk Charge that is assessed is based on the following schedule:

Cash Value	Policy Years 1 – 15	Policy Years 16+
Charge for first $250,000 of Variable Cash Value	$8.00 per $1,000	$3.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000

This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer your policy remains In Force and as greater amounts of Cash Value are allocated to the variable Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.

Administrative Per Policy Charge

We deduct a monthly Administrative Per Policy Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and record-keeping.  Currently, the Administrative Per Policy Charge is $20 per month in the first policy year and $5 per month thereafter.  The maximum guaranteed Administrative Per Policy Charge is $20 per month in the first policy year and $10 per month thereafter.

The Administrative Per Policy Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.

Underwriting and Distribution Charge

We deduct a monthly Underwriting and Distribution Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The current Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.05 per $1,000 of Base Policy Specified Amount in excess of $250,000.  The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.  The Underwriting and Distribution Charge will be assessed for 7 years for Specified Amounts issued at ages 0-39, and 5 years for Specified Amounts issued at age 40 or higher, as measured from the Policy Date for the initial Specified Amount, and from the effective date of any increase in the Specified Amount. Currently, the amount of the Underwriting and Distribution Charge is assessed based on the following schedule:

Issue Age	Per $1,000 Charge for the first $250,000 of Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-35	$ 0.15	$0.05
36-39	$0.16	$0.05
40-50	$0.17	$0.05
51-55	$0.18	$0.05
56-60	$0.19	$0.05
61+	$0.20	$0.05

The Underwriting and Distribution Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.

Mutual Fund Operating Expenses

In addition to the charges listed above, there are also charges associated with the mutual funds in which the Sub-Accounts invest.  While you will not pay these charges directly, they will affect the value of the assets you have allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that we subsequently use to value your Sub-Account units.  Please see the underlying mutual funds’ prospectuses for additional information about these charges.  You may request FREE OF CHARGE copies of any of the underlying mutual funds available under the policy.  Information on how to contact us is located on the front page of this prospectus.

Reduction of Charges

The policy may be purchased by individuals, corporations, and other entities.  We may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs.  Where prohibited by state law, we will not reduce charges associated with the policy.

We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total Premium we expect to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be In Force; and any other circumstances which are rationally related to the expected reduction in expenses.

We may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges.  If you have questions about whether your policy is eligible for reduction of any charges, please consult with your registered representative for more specific information.  Your registered representative can answer your questions and where appropriate can provide you with illustrations demonstrating the impact of any reduced charges for which you may be eligible.

We may change both the extent and the nature of the charge reductions.  Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services we provide.

Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex.  The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests that we use non-sex distinct tables.  Thus the policies generally provide different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 135% of first year Premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (135% of first year premiums and 3% of renewal premium after the first year).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.20% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance

Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2008, the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.   We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Policy Riders and Rider Charges

You may purchase one or more Riders available under the policy to meet your specific needs.  Rider availability varies by state.  Please refer to “Appendix D”.

We will assess any Rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the Rider charges.  We begin to deduct monthly Rider charges from your policy's Cash Value on the Policy Date or on the first monthly policy anniversary after the Rider is elected.

Please note: The charge for certain Riders may be treated as a distribution from the policy for income tax purposes.  For a general discussion of the tax treatment of distributions from a policy, see “Taxes, Periodic Withdrawals, Non-Periodic Withdrawals, and Loans,” below, and consult with your tax advisor.

Overloan Lapse Protection Rider

The Overloan Lapse Protection Rider prevents the policy from Lapsing due to Indebtedness by providing a guaranteed paid-up insurance benefit.  The Rider is dormant until specifically invoked by the policy owner, at which time the policy is assessed a one-time charge.  Invocation of the Rider enables the policy owner of a substantially depleted policy (due to outstanding loans) to avoid the negative tax consequences associated with lapsing a life insurance policy (consult a qualified tax advisor for more details).  All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting).  This Rider is not available for policies for which the cash value accumulation life insurance qualification test is elected.  Refer to the Minimum Required Death Benefit section of this prospectus for additional information regarding these tests.

The policy owner is eligible to invoke the Overloan Lapse Protection Rider when outstanding Indebtedness reaches a certain percentage of the policy's Cash Value.  This percentage varies based on the Insured’s Attained Age.  The first time the policy's outstanding Indebtedness reaches the percentage that makes the policy eligible for invocation of the Rider, Nationwide will send a letter to the policy owner notifying them of the policy's eligibility to invoke the Rider.  The letter will also describe the Rider, its cost, and its guaranteed benefits.

In addition, the following conditions must be met in order to invoke the Rider:

•	the Insured is Attained Age 75 or older,

•	the policy has been In Force for at least 15 years,

•	the policy's Cash Value is at least $100,000,

•	at the time of policy issuance, you selected the

guideline premium/cash value corridor tax test to qualify the policy for life insurance, and

•	based on our records of your Premium payments, the entire cost basis of the policy (for tax purposes) has been withdrawn.

You need not invoke the Rider immediately upon notification of eligibility.  The Rider may be invoked at any time, provided that the above conditions are met and the policy remains In Force.

Please Note:  Election of this Rider may impact other provisions of your Policy including certain other riders.

After Nationwide receives your request to invoke the Rider, Nationwide will adjust the policy, as follows:

1.	If not already in effect, the Death Benefit option will be changed to Death Benefit Option One.

2.
The Specified Amount will be adjusted to equal the lesser of: (1) the Specified Amount immediately before you invoked the Rider, or (2) the Specified Amount that will cause the Death Benefit to equal the minimum required death benefit.

3.
Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).

After the above adjustments are made, the loan balance will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate.  No policy charges will be assessed.  No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender).  Cash Value may not be transferred out of the Fixed Account.  The Death Benefit will be the greater of the Specified Amount or the minimum required death benefit.  The policy will remain as described above for the duration of the policy.

Upon invocation of this Rider, the following riders, if also elected, will terminate:

•	Long Term Care Rider
•	Spouse Life Insurance Rider
•	Waiver of Monthly Deductions
•	Extended Death Benefit Guarantee Rider

Invocation of the Overloan Lapse Protection Rider is irrevocable.

Overloan Lapse Protection Rider Charge.  We deduct a one-time Overloan Lapse Protection Rider Charge at the time you invoke the Rider to cover the administrative costs and to compensate us for the risks associated with the Rider's guaranteed paid-up death benefit.  The Overloan Lapse Protection Rider Charge is the product of the policy's Cash Value and an age-based factor shown in the Rider.  The Rider charge varies by the Insured's age and the Cash Value.

The Overloan Lapse Protection Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.  If the Cash Value less Indebtedness is insufficient to satisfy the Overloan Lapse Protection Rider Charge, you cannot invoke the Rider without repaying enough Indebtedness to cover the Overloan Lapse Protection Rider Charge.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

Adjusted Sales Load Life Insurance Rider

The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge.  You may elect the number of years (from 1 to 7) that you want the Premium Load replaced.  You will pay a Premium Load on any amount that you do not elect to be replaced by the Rider.  This Rider is only available to purchase at the time of application.

To better understand how this Rider might benefit you, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.

Adjusted Sales Load Life Insurance Rider Charge. If you elect this Rider we will deduct a monthly Adjusted Sales Load Life Insurance Rider Charge to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load.  You should expect the aggregate monthly Rider charges to be greater than the amount we would have deducted as Premium Load. The monthly charge is the product of your aggregate Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354.  The Rider's charge may vary.  Each Premium payment you make will cause the Rider's charge to increase.  How long the Rider charge is assessed will also vary.  The Rider charge will be assessed for 9 policy years, plus the number of years (from 1 to 7) that you want the Premium Load replaced (with a maximum Rider charge period of 15 years).  However, if you stop making Premium payments during that 1 to 7-year period, the Rider charge will only be assessed for 9 policy years, plus the number of years that you actually made Premium payments.

For example, upon election, you anticipated making Premium payments for 5 years.  Therefore, you expect to have the Rider charge assessed for 14 years (9 years plus 5 years).  However, you actually make your last Premium payment in policy year 3, and do not make any additional Premium payments.  Since you did not get full "use" of the Rider (you only received 3 years worth of Premium Load replacement), we will only assess the Rider charge for 12 policy years (9 years plus the 3 years' worth of benefit you received).

If the policy terminates within the first 10 policy years, we will deduct from the Cash Surrender Value an amount to compensate us for the Premium Load we waived, but were unable to recover as a Rider charge.  The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.

Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and Later	0%

For example, at the time you elected the Rider, you elected to replace the Premium Load for 7 years.  During the 5th policy year, you terminate the policy.  During the 5 years the policy was In Force, you paid $10,000 of Premium.  The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium).  Therefore, we will deduct $240 (60% of $400) from your Cash Surrender Value.

The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Children’s Term Insurance Rider

Subject to our underwriting approval, you may purchase term life insurance on any and all of the Insured's children at any time.  If an insured child dies before the Insured dies and before the Maturity Date, the policy pays a benefit to the named beneficiary.  The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or after the date the Insured’s child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65.

Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability.  The Rider will be effective until the Rider's term expires, until we pay the benefit, or until you terminate the Rider by written request to our Home Office.

Children’s Insurance Rider Charge.  If you elect this Rider we will deduct a monthly Children's Insurance Rider Charge to compensate us for providing term insurance on the lives of each and all of the Insured's children.  The Rider charge is $0.43 per $1,000 of the Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect.  The Rider charge will be the same, even if you request to change the number of children covered under the Rider.  However, we may decline your request to add another child based on our underwriting standards.

The Children's Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Long-Term Care Rider

The benefit associated with the Long-Term Care Rider is that, upon meeting certain requirements, the Insured is paid a monthly benefit to assist them with the expenses associated with their nursing home care or home health care.  To be able to invoke this Rider, the Insured must be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).  In addition, a 90-day waiting period, referred to as an elimination period, must be satisfied before benefits are paid.  The elimination period can be satisfied by any combination of days of Long Term Care Facility stay or days of Home Health Care, as those terms are defined in the policy. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Rider is in effect. The benefit associated with this Rider may not cover all your prospective long-term care costs and will not cover your retrospective long-term care costs. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner.  See your tax adviser about the use of this Rider.

Subject to our underwriting approval, you may purchase this Rider at any time.  If you purchase it after the Policy Date, we will require evidence of insurability.  There is a free look period associated with this Rider.  Within 30 days of receipt of the Rider, you may return it to the sales representative who sold it to you, or to us at our Home Office, and we will void the Rider and refund the related charges.

Decreases in the Base Policy Specified Amount, and/or Additional Term Insurance Rider Specified Amount, if elected, will result in a corresponding decrease in Long Term Care Rider Specified Amount only if the total Specified Amount is less than the Long-Term Care Rider Specified Amount after the decrease.

When you submit a request for benefits under this Rider, we will determine the amount of your benefit as a monthly amount.  The maximum monthly benefit will be the lesser of:

1.	2% of Long Term Care Specified Amount in effect; or

2.	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.

The maximum lifetime benefit under any combination of Home Health Care benefits and Long Term Care Facility benefits is equal to the lesser of the Long Term Care Specified Amount or the Base Policy Specified Amount (including coverage under the Additional Term Insurance Rider) minus policy Indebtedness.

You may request to receive a monthly benefit less than the maximum we determine.  Choosing a lesser amount could extend the length of the benefit period.

This Rider will terminate when we have paid the maximum lifetime benefit, you invoke the Overloan Lapse Protection Rider, you terminate the Rider by written request to our Home Office, or you terminate your policy.

While benefits are being paid under the Rider, the Long Term Care Rider charges will be waived for the duration of the Rider benefit payment period.  While receiving Rider benefits, loans or partial withdrawals are not permitted.

Long-Term Care Rider Charge.  If you elect this Rider we will deduct a monthly Long-term Care Rider Charge to compensate us for providing long-term care benefits upon the Insured meeting certain eligibility requirements.  The Rider charge is the product of the Rider's Net Amount At Risk and a long-term care cost of insurance rate.  Because this Rider has no Cash Value, we define its Net Amount At Risk as the lesser of the Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on our expectations as to your need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states issue age), underwriting class, and any Substandard Ratings.

The Long-term Care Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

Long-Term Care Referral Service.   If this Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number.  Services include free consultation and tailored information to assist in planning and implementing a care plan.  These services are currently provided through a third party.  There is no separate additional charge for this service.  This service is subject to availability and may be modified, suspended, or discontinued at any time upon thirty days written notice.

Spouse Life Insurance Rider

The benefit associated with the Spouse Rider is a death benefit payable upon the  death of an Insured Spouse to the designated beneficiary (if no beneficiary is designated, the benefit is payable to the Insured).

You may purchase this Rider at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:

•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and

•	the Insured Spouse must be between the Attained Age 18 and 69 at the time this Rider is elected.

Coverage continues until the Rider anniversary on which the Insured Spouse reaches Attained Age 70, or until the Maturity Date, whichever is earliest.  This Rider will be effective until the Rider’s term expires, until we have paid the benefit, until you invoke the Overloan Lapse Protection Rider, or until you decide to terminate this Rider by written request to our Home Office.

This Rider has a conversion right.  The Insured's Spouse may exchange this Rider's benefit for a level premium, level benefit plan of whole life insurance, subject to limitations. Upon conversion, the Cash Value of the Policy to which this Rider is attached will not be affected. No evidence of the Insured’s Spouse insurability is required for conversion. The following are required to exercise this conversion right:

(1)	conversion must be applied for in writing;

(2)	you must exercise your conversion right while both:

a.
the Policy and Rider are In Force and not in a grace period (if the Insured under the Policy dies anytime while this Policy and Rider are In Force, conversion must be applied for within 90 days after we receive proof of death for the Insured); and

b.	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;

(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:

a.	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under our issue rules at the time; but

b.	no more than 100% of the Rider Specified Amount.

(4)	the new policy must be for a plan of insurance we are issuing on the date of conversion;

(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;

(6)
the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and

(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and our consent.

The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.

Spouse Life Insurance Rider Charge.  If you elect this Rider we will deduct a monthly Rider charge to compensate us for providing term insurance on the life of the Insured Spouse.  The Rider charge is the product of the Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate.  We base the Insured Spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured Spouse.  The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse’s  sex, Attained Age, underwriting class, any Substandard Ratings, and the Rider's Specified Amount.

The Spouse Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.  Because we deduct the charge associated with this Rider from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Rider's Specified Amount.

Accelerated Death Benefit Rider

The benefit associated with the Accelerated Death Benefit Rider is the ability to accelerate receipt of the Base Policy Specified Amount if the Insured has a terminal illness that:

•	cannot be corrected: and

•	results in the Insured’s remaining life expectancy being 12 months or less.

Please note: the receipt of accelerated death benefits may be taxable.  The eligibility of the recipient of the accelerated death benefits to receive Medicaid or other government provided benefits may be adversely impacted.  Prior to accepting accelerated death benefits, you should consult a tax advisor and any social service agencies from which you may be eligible for benefits.

The Rider is elected and attached to the Policy at the time the claim is made and accepted by us.  The date the Rider is effective is the date we accept the claim.  Coverage under the Rider is only applied to the Base Policy Specified Amount. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in Rider Specified Amount.    Accelerated benefits under the Rider are not available on any other Riders that may be part of the Policy.

The following restrictions on coverage apply to the Rider:

•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.

•	If you also elected the Extended Death Benefit Guarantee Rider, this Rider cannot be elected while your policy is being kept In Force by it.

•	The effective date of the Rider must be at least two years before the Maturity Date.

•	Benefit amounts to be accelerated must not be subject to the Policy’s incontestability period (2 years from the date coverage is effective).

•	The Base Policy Specified Amount as of the rider effective date must be at least $50,000.

•	The accelerated death benefit may not be used if it subject under law to any claims of creditors.

Charges Associated with the Rider.  We assess two charges in connection with the Rider, an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the benefit payment to compensate us for claims processing and other administrative expenses.

The Rider charge has two components.  The first component is an interest rate discount. The interest rate discount compensates us for acceleration of the payment of the Base Policy Specified Amount.   It adjusts the Base Policy Specified Amount to its present value.  We show their interest rate discount on the Rider Data Page.

The interest rate used for the interest rate discount will never be greater than 15%.  When we calculate the interest rate, we will use the greater of: (1) the current yield on 90 day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody’s Corporate Bond Yield – Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%.   In the event that of Moody’s Corporate Bond Yield- Monthly Average Corporates is no longer published, we will use a substantially similar average, established by your state’s insurance Commissioner.

The risk charge component of the Rider charge reflects the premature payment of a portion of the policy’s Death Benefit; Cost of Insurance and other policy charges that would have been due during the 12 month period following the Rider Effective Date for coverage corresponding to the Accelerated Death Benefit Payment. The risk charge also covers the risk that the Insured might live longer than a 12-month period and a profit load to the Company. The risk charge is equal to the Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider Data Page. The maximum risk charge percentage is 5%.

Calculation of the Accelerated Death Benefit.  When you make a claim for acceleration of the death benefit, you must elect a percentage of the Base Policy Specified Amount you wish to receive. This elected percentage of the Base Policy Specified Amount is referred to as the Accelerated Death Benefit Rider Percentage, or Rider Percentage. The net amount of the accelerated death benefit is determined by taking the product of the Rider Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge;and (3) the product of the Rider Percentage and the sum of all outstanding policy loans.

The benefit is calculated in accordance with the formula below:

ADB = [RP (SA)] – [RC + (RP x OPL) + UP + AEC]

Where:

ADB = Accelerated Death Benefit

RP = The Rider Percentage which is the percentage of the Base Policy Specified Amount you are requesting us to pay prior to the Insured’s death.

SA = Base Policy Specified Amount at the time the benefit is calculated

RC = our Rider Charge

OPL = Outstanding Policy Loans on the date the benefit is calculated

UP = any Unpaid Premium, which is the amount of any premium that might be due or payable if your policy is in a grace period on the date the benefit is calculated

AEC = our Administrative Expense Charge

Example of how the Accelerated Death Benefit Is Calculated.  Listed below is an example of how an accelerated death benefit would be calculated.  Assume the Base Policy Specified Amount is $100,000 and the Rider Percentage of the Specified Amount is fifty percent (50%).  Also assume that there are aggregate Outstanding Policy Loans in the amount of $10,000 and there is Unpaid Premium of $500.  The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.

Using the above assumptions, here is how the accelerated death benefit would be calculated.

ADB = [50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]

ADB = [$50,000] – [$3,500 + $5,000 + $500 + $250]

       ADB = [$50,000] – [$9,250]

       ADB = $41,750

Eligibility and Conditions for Payment.  The following eligibility and conditions apply for payment under the Rider.

•	The Rider only applies to the single Insured under the base policy. The accelerated death benefit coverage does not apply to any insurance elected via Rider under the policy.

•	We must receive your application for benefits under the Rider at our Home Office in a written form that is satisfactory to us.

•
We must receive evidence that is satisfactory to us that the Insured has a non-correctable terminal illness resulting in the Insured having a remaining life-expectancy of 12 months or less.  Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness resulting in a remaining life-expectancy of 12 months or less.  A certifying physician cannot be the Insured, Owner, Beneficiary or a relative of any of these parties.  We may also rely on additional expert medical opinions we obtain at our expense and we may choose to rely on these opinions to the exclusion of the certifying physician in making a payment determination.

Accidental Death Benefit Rider

The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured’s accidental death.  Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed.  Risks not assumed vary by state.  For specific information regarding rider conditions and risks not assumed in the state where your policy was issued, please refer to your rider form and/or consult with your registered representative or call Nationwide's service center.

Subject to our underwriting approval, you may purchase this Rider at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force).  The Rider coverage continues until the Insured reaches Attained Age 70.  This Rider will be effective until the Rider's term expires, until we have paid the benefit, or until you terminate the Rider by written request to our Home Office.

Accidental Death Benefit Rider Charge .If you elect the Rider we deduct a monthly Accidental Death Benefit Rider Charge to compensate us for providing coverage in the event of the Insured’s accidental death.  The Rider charge is the product of the Rider's Specified Amount and the accidental death benefit cost of insurance rate.  We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death.  The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.

The Accidental Death Benefit Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Premium Waiver Rider

Subject to our underwriting approval, you may purchase this Rider at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).  You may not purchase both this Rider and the Waiver of Monthly Deductions Rider.

The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured’s total disability for 6 consecutive months not caused by a risk not assumed.  Risks not assumed vary by state.  For specific information regarding rider conditions and risks not assumed in the state where your policy was issued, please refer to your rider form and/or consult with your registered representative or call Nationwide's service center.

The amount credited to the policy is the lesser of:

•	the Premium you specified, or

•	the average actual monthly Premiums you paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

The monthly credit applied pursuant to the Rider may not be sufficient to keep your policy from Lapsing.

Purchasing this Rider could help preserve the Death Benefit.

If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured reaches Attained Age 65.  If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for 2 years.  This Rider is effective until the Rider’s term expires (unless we are paying a benefit under the Rider) or until you terminate the Rider by written request to our Home Office.

Premium Waiver Rider Charge.  If you elect this Rider, we will begin deducting a monthly Premium Waiver Rider Charge to compensate us for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured’s total disability for 6 consecutive months. The Rider charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate.  We base the premium waiver cost rate on our expectations as to likelihood of the Insured's total disability for 6 consecutive months.  The premium waiver rider monthly rates are established at issue and will not change while the rider remains In Force.  At issue or upon reinstatement, rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.

The Premium Waiver Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Change of Insured Rider

The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and other conditions. The Rider is only available in connection with policies issued to corporate entities or  in other business contexts where the primary purpose is to provide protection or benefits to employees.  The Rider is not available to individuals outside of these limited business purposes. The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.

The amount of insurance coverage after the change date shall be the total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code and (2) such specified amount equals or exceeds the minimum total Specified Amount shown on the Policy Data Pages.  You may elect this rider at the time of application or at any time while the policy is In Force.  Coverage on the new Insured will become effective on the change date.  Coverage on the previous Insured will terminate on the day before the change date.  The change date is the first monthly anniversary on or next following the date the change of insured conditions are met.  The Policy Date will not change.

Change of Insured Conditions:

1.	At the time of the change, the new Insured must have the same business relationship to the Owner as did the previous Insured.

2.	The new Insured may be required to submit evidence of insurability to us.

3.	The new Insured must satisfy our underwriting requirements.

4.	The policy must be In Force and not be in a grace period at the time of the change.

5.	The new Insured must have been at least age eighteen on the Policy Date.

6.The Owner must make written application to change the Insured.

The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.  However, it will have no impact on the policy's Specified Amount.  You may elect this Rider at any time except, if you also elected the Extended Death Benefit Guarantee Rider, while your policy is being kept In Force by it.

Change of Insured Rider Charge.  There is no charge associated with the Change of Insurance Rider.

Additional Term Insurance Rider

The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured’s death.

Subject to our underwriting approval, you may purchase this Rider at any time while the policy is In Force until the Insured reaches Attained Age 85.  If you purchase this Rider after the Policy Date, we will require evidence of insurability.  The Rider benefit amount may vary monthly and is based on the chosen Death Benefit.  You may renew coverage annually until the Insured reaches Attained Age 120, when this Rider’s term expires.

Before deciding whether to purchase the Additional Term Insurance Rider it is important for you to know that when you purchase this Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time.  There are instances where the Additional Term Insurance Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all.

There are also some distinct disadvantages to purchasing the Rider, such as not being able to extend the Maturity Date for coverage under the Rider (resulting in a loss of coverage at maturity).  Another disadvantage is the base policy guaranteed policy continuation provision will only cover the Additional Term Insurance Rider for the first 5 policy years.  In comparison, the base policy allows longer coverage for issue ages under Attained Age 70.   In addition, the Extended Death Benefit Guarantee Rider does not cover the Additional Term Insurance Rider at all, and invoking it will terminate the Additional Term Insurance Rider.  See the Guaranteed Policy Continuation Provision in the Lapse section of this prospectus and the description of the Extended Death Benefit Guarantee Rider later in this section for additional information.

If you have questions about whether the Rider is appropriate for you, please consult your registered representative for more specific information on this Rider and its potential benefits.  Your registered representative can answer your questions and provide you with illustrations demonstrating the impact of purchasing coverage under the Rider.

Additional Term Insurance Rider Charge.  If you elect this Rider we will deduct a monthly Additional Term Insurance Rider Charge to compensate us for providing term life insurance on the Insured.  The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider Death Benefit.  The Rider Death Benefit will be equal to the difference between the total death benefit and the base policy death benefit.  We base the Additional Term Insurance Rider cost of insurance rate on our expectation as to the Insured's mortality.  The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Specified Amount.

The Additional Term Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.

Waiver of Monthly Deductions Rider

Subject to our underwriting approval, you may purchase this Rider at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force).  You may not purchase both this Rider and the Premium Waiver Rider.

The benefit associated with the Waiver of Monthly Deductions Rider is a benefit (in the form of a credit or expense waiver) to assist the policy owner with policy expenses upon the Insured's disability for 6 consecutive months not caused by a risk not assumed.  Risks not assumed vary by state.  For specific information regarding rider conditions and risks not assumed in the state where your policy was issued, please refer to your rider form and/or consult with your registered representative or call Nationwide's service center.

The benefit takes the form of a waiver of the policy's monthly charges.

Note:  This Rider's benefit alone may not be sufficient to keep your policy from Lapsing.  Therefore, you may need to make additional premium payments to prevent Lapse even while the Rider’s benefit is being paid.  However, while the Rider's benefit is being paid, it will cost you less on a monthly basis to keep the policy In Force.

How long the benefit lasts depends on the Insured's age at the beginning of the total disability.  If the Insured's total disability begins before the Insured reaches Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until you invoke the Overloan Lapse Protection Rider.  If the Insured's total disability begins when the Insured is between the Attained Ages of 60 and 63, the benefit continues until the Insured reaches Attained Age 65.  If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for 2 years.

Waiver of Monthly Deductions Rider Charge.  If you elect this Rider we will deduct a monthly Waiver of Monthly Deductions Rider Charge to compensate us for waiving the policy's monthly charges upon the Insured’s total disability for 6 consecutive months.  The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate.  We base the waiver of monthly deductions cost rate on our expectations as to the likelihood of the Insured's total disability for 6 consecutive months.  The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.

The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Extended Death Benefit Guarantee Rider

General Information About this Rider

This Rider is only available for election at the time the Policy is issued.

This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the base Policy. Base Policy Lapse protection lasts for a maximum of 10 years. The Lapse protection under this Rider may be elected for a period of between 20 years and the number of years until the Maturity Date of the Policy.

Lapse protection is designed to provide you the potential long-term benefits of investing in a variable universal life policy while protecting you from losing the life insurance coverage under the Policy due to adverse or unfavorable investment experience.

Before electing this Rider, carefully review the Guaranteed Policy Continuation Provision section of this prospectus.

If you are satisfied with the Lapse protection afforded under this provision of the base Policy meets your needs, you should not purchase this Rider.

There are two conditions to receiving coverage under this Rider.   The first condition is paying the Rider’s charge.  The second condition is meeting the required Net Accumulated Premium under one of two testing methods.  If you do not meet one of the Premium testing methods described in this Rider, you will not receive any coverage or benefits afforded by this Rider.  If, at any time, you fail the 10 Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.  Premium testing methods are described in detail in “Testing Methods: Net Accumulated Premium” and “How and When We Test” subsections of this section.

If you purchase this Rider, you will be asked to make two irrevocable elections.  The first election is what portion of the Base Policy Specified Amount you want covered by this Rider.  This Rider permits you to elect coverage of between 50% and 100% of the Base Policy Specified Amount.  The other election is how long you want coverage under this Rider to last (between 20 years and the Maturity Date).

The Rider Charge

We assess a charge for the coverage provided by this Rider. The charge is determined, and will vary, based on the Insured’s sex, Attained Age, underwriting class and the elected duration of the Base Policy Specified Amount to be guaranteed by this Rider.

This Rider charge will be deducted proportionally from your Sub-Account and Fixed Account allocations. Because we deduct the Rider charge from the Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

It is important to remember that you will be paying the Rider charge while the Guaranteed Policy Continuation Provision of the base Policy is in effect.  In the event Lapse protection benefits become payable during the Guaranteed Policy Continuation Period of the base Policy, the benefits provided will be greater than or equal to the benefits provided under the Rider.

Allocation Restrictions

Only certain Sub-Accounts are available when you elect this Rider.  We selected the available Sub-Accounts on the basis of certain risk factors associated with their investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations.

The following allocations are permitted under this Rider.

(1) the Fixed Account; and/or

(2) any combination of the Sub-Accounts listed below.

Fidelity Variable Insurance Products Fund
•	VIP Freedom 2010 Portfolio: Service Class
•	VIP Freedom 2020 Portfolio: Service Class
•	VIP Freedom 2030 Portfolio: Service Class

Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Asset Allocation Fund: Class II
•	NVIT Cardinal Aggressive Fund - Class I
•	NVIT Cardinal Balanced Fund - Class I
•	NVIT Cardinal Capital Appreciation Fund - Class I
•	NVIT Cardinal Conservative Fund - Class I
•	NVIT Cardinal Moderate Aggressive Fund - Class I
•	NVIT Cardinal Moderately Conservative Fund - Class I
•	NVIT Cardinal Moderate Fund - Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
Allocations to or transfers to investment options other than those listed above are not permitted when this Rider is In Force.  We reserve the right to modify the list of Rider investment options upon written notice.  If we substitute or delete a Sub-Account from the list of available investment options, the substitution or deletion will not affect existing Policies where this Rider is already in effect.

You may instruct us to move your allocations back and forth between the available Rider investment options at any time while this Rider is In Force, which will be considered a transfer event.  While this Rider is In Force, your investment allocation (current and future) instruction must be entirely (100%) to the Rider investment options listed above.  While this Rider is In Force and if you instruct us to allocate amounts to an investment option not available under this Rider, we will not process your request.  We will then notify you that you have submitted allocation instructions that violate the terms of this Rider.  Your allocation will remain unchanged until we receive instructions that comply with the allocation requirements of this Rider.  You may still choose to terminate this Rider and then instruct us to make allocations under any of the investment options available under the Policy.  Termination of the Rider will end all Rider coverage including payment of the Guarantee Amount and Rider charges.

How this Rider Operates

At issue, you irrevocably elect: (1) between 50% and 100% of your Base Policy Specified Amount to be covered by this Rider (the “Guarantee Amount”); and (2) how long to apply the Rider coverage (between 20 years and the number of years until the Maturity Date of the Policy (the “Guarantee Duration”).

When you make your Rider elections, we will determine the required Net Accumulated Premium to keep the Rider in-force.   Net Accumulated Premium equals the cumulative sum, from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, of all Premiums paid adjusted for partial surrenders, Indebtedness and Returned Premium.

Testing Methods: Net Accumulated Premium

We will use two methods to test whether the required Net Accumulated Premium has been satisfied.

(1) 10 Year Paid-Up Method – This method determines a required Net Accumulated Premium over a ten-year period beginning on the issue date, regardless of the duration of Rider coverage you elected.

(2) Monthly Premium Method – This method specifies a monthly required Premium.  When we conduct this test the Net Accumulated Premium must be equal to or greater than the sum of the monthly required Premiums from the issue date to the most recent monthly anniversary. The required Net Accumulated Premium is what must be paid for the Rider coverage to apply.

You may decide to pay the required Net Accumulated Premium under either method. Please Note: It may not be possible to pay Premium equal to the required Net Accumulated Premium under the 10 Year Paid-Up method.  Depending on how your policy is issued (e.g. Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test) paying enough Premium under the 10 Year Paid-Up method may result in your Policy not being treated as life insurance.   You still have the option of paying Premium equal to, or in excess of, the required Net Accumulated Premium under the Monthly Premium Method. Premium payments will be subject to Internal Revenue Code 7702 guidelines. Please request and carefully review illustrations of your planned rider elections, Premium payments, Surrender and/or Policy loan activity before purchasing this Rider.

The amount of required Net Accumulated Premium for either test is determined, and will vary, based on the Insured’s sex, issue age, underwriting class, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, other optional benefits, as well as the elections made under this Rider.

How and When We Test

During the Guarantee Duration, we conduct tests to determine whether the required Net Accumulated Premium has been paid under either the Monthly Premium Method or the 10 Year Paid-Up Method.  Listed below is how and when we determine under each method if you have paid the required Net Accumulated Premium for Guarantee Amount to apply.

(1) Test for the 10 Year Paid-Up Method – This test is first performed on the monthly anniversary after the tenth Policy Year.  This first test must be satisfied and will be if the Net Accumulated Premium is equal to or greater than the required Net Accumulated Premium on this date.   If the first test is not satisfied, the 10 Year Paid-Up Method no longer applies and Rider benefits apply only if the Monthly Premium Method test is satisfied.

(2) Test for the Monthly Premium Method – Every monthly anniversary of the Policy Date we calculate whether your Policy will Lapse.  If this is the case and you purchased this Rider, we apply the Monthly Premium Method test.  The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium on this date.

We will subsequently test using both methods under the circumstances described below to determine Rider coverage.

In the case of the 10 Year Paid-Up Method, if the first test was satisfied we retest:

(1) on any monthly anniversary of the Policy Date during the period of time coverage under this Rider is in effect, if your Policy will Lapse, subject to the Grace Period of the Policy;

(2) on any date of a partial Surrender or Policy loan; and

(3) on any date there is Returned Premium.

The 10 Year Paid-Up Method will no longer be applied under the following circumstances.

•	failing to satisfy the 10 Year Paid-Up Method test at any time it is performed;

•	increasing the Base Policy Specified Amount;

•	changing the death benefit option; or

•	adding or increasing any rider to the base Policy on or after the first Policy Anniversary.

If any of the above circumstances apply then the 10 Year Paid-Up Method is no longer available; however you may still receive the Guarantee Amount if you satisfy the test under the Monthly Premium Method.

In the case of the Monthly Premium Method test, we will conduct a test if any of the following changes are done to the base Policy.

•	increasing or decreasing the Base Policy Specified Amount;

•	adding or increasing any rider to the base Policy;

•	changing the death benefit option; or

•	changing the underwriting classification of the Insured.

We may require approval of any of the changes above as a change may result in a subsequent change to the required Net Accumulated Premium under this Rider.

Situations Where the Guarantee Amount May be Modified or this Rider Terminates

Coverage under this Rider will not apply in the following circumstances.

(1) You do not pass one of the two testing methods we use to determine whether required Net Accumulated Premium has been met, such as failing to pay sufficient Premium.

(2) If you take partial Surrenders and/or Policy loans and they reduce the Net Accumulated Premium below the required Net Accumulated Premium and this results in failing to meet one of the tests under this Rider.  Listed below is how partial Surrenders impact Net Accumulated Premium requirements for each test

(a) Under the 10 Year Paid-Up Method, if partial Surrenders or Policy loans reduce the Net Accumulated Premium to less than the required Net Accumulated Premium, then the test is not satisfied and the Guarantee Amount does not apply. (b) Under the Monthly Premium Method, if partial Surrenders reduce the Net Accumulated Premium to less than the required Net Accumulated Premium, then the test is not satisfied and the Guarantee Amount does not apply unless you pay additional Premium that satisfies the required Net Accumulated Premium.

If a partial Surrender decreases the Base Policy Specified Amount, then there will be a proportional reduction in the Guarantee Amount.  Any other changes to the Policy resulting in a decrease of the Base Policy Specified Amount will also result in a proportional reduction of the Guarantee Amount.

This Rider will terminate and no coverage will apply if any of the following applies.

(1)You elect to terminate this Rider. If you elect to terminate this Rider, we may require you to return the Rider and the Policy for endorsement.

(2) The Guarantee Duration ends.

(3)The Policy Lapses, is Surrendered, or otherwise terminates. We will also not permit reinstatement of this Rider in the event you decide to reinstate the Policy.

(4)You terminate this Rider in order to make an allocation of Cash Value or Net Premium to a Sub-Account that is not available under this Rider.

How the Grace Period Under the Base Policy Operates with this Rider

While this Rider is inforce, in the event you fail to satisfy the Guaranteed Policy Continuation Provision of the base Policy, or either of the required Net Accumulated Premium testing methods, the Policy will become subject to the Policy Continuation, Grace Period, and Reinstatement Provisions of the base Policy.

If the Policy enters a Grace Period we will send you notification that includes the following Premium amounts:

1.	The amount of Premium required to prevent the Policy from Lapsing; and
2.	The amount of Premium you must pay so that the required Net Accumulated Premium equals or exceeds the amount needed to meet the Monthly Premium Method test and prevents this Rider from Lapsing.

This Rider and the Policy to which it is attached will terminate unless sufficient Premium is paid within the sixty-one day grace period.

Interaction with other Riders: Operation of other Riders Elected In Conjunction with this Rider

Accelerated Death Benefit Rider

The Accelerated Death Benefit Rider cannot be elected while your policy is being kept In Force by this Rider.  If the Accelerated Death Benefit Rider is elected at any other time, this Rider will terminate.

Change of Insured Rider

The Change of Insured Rider cannot be elected while your policy is being kept In Force by this Rider.  If the Change of Insured Rider is elected at any other time, this Rider will terminate.

Premium Waiver Rider

If you elected the Premium Waiver Rider, the benefits provided by that rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10 Year Paid-Up Method tests subject to the following:

•	when qualifying for benefits under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;
•	benefits provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and
•
if the benefits provided by the Premium Waiver Rider in the form of Premium payments are not sufficient to satisfy the Monthly Premium Method or 10 Year Paid-Up Method tests, you may have to  pay additional Premium to meet the required Net Accumulated Premium under the tests.

Waiver of Monthly Deductions Rider

If the Waiver of Monthly Deductions Rider is elected, then upon qualifying for benefits under that rider, the required Net Accumulated Premium for this Rider will not be waived or reduced. The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for purposes of satisfying any of the required Net Accumulated Premium tests under the Rider. Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while you are receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.

Long-Term Care Rider

If the Long-Term Care Rider is elected, then upon qualifying for benefits under that rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the Policy’s Cash Value.  Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.

If the Long-Term Care Rider Specified Amount is greater than the Guarantee Amount, then upon commencement of benefits under the Rider and after termination of the Additional Term Insurance Rider, if applicable, the Long-term Care Rider Specified Amount will be reduced so that it equals the Base Policy Specified Amount after invocation of the Rider.

Overloan Lapse Protection Rider

If the Overloan Lapse Protection Rider is elected, and before receiving any benefits under this Rider, an election to invoke the Overloan Lapse Protection Rider will result in termination of this Rider and its charge.

While receiving benefits under the Rider, the Overloan Lapse Protection Rider cannot be invoked without first terminating the Rider.

Riders Terminating When Benefits Under this Rider Commence

Once you begin to receive benefits under this Rider and before the end of the Guarantee Duration, no changes to the base Policy will be permitted i.e., changes to Specified Amount and addition of other optional Riders. In addition, if you elected any of the following riders, they will terminate.

•	Spouse Life Insurance Rider
•	Change of Insured Rider
•	Children’s Term Insurance Rider
•	Accidental Death Benefit Rider
•	Additional Term Insurance Rider
•	Premium Waiver Rider

If a rider is terminated by operation of this Rider charges under terminated riders will end and you may not reapply for these riders until the expiration of the Guarantee Duration.

Voluntary Termination of the Rider

You may terminate the Rider by written request to us. Termination by written request will be effective the next business day following receipt at our Home Office stated on the Policy cover page.  In order to terminate this Rider, we have the right to require return of this Rider and the Policy to which it is attached for endorsement. The Rider also automatically terminates under the conditions previously described.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time.  Policy owners may direct us to automatically transfer specific amounts from the Fixed Account and the:

Nationwide Variable Insurance Trust (“NVIT”)
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

to any other Sub-Account.  These funds may or may not be available depending on when you purchased this policy. Please refer to “Appendix A: Sub-Account Information” for Sub-Account for details on fund availability. Transfers from the Fixed Account must be no more than 1/30 th of the Fixed Account value at the time you elect to participate in the program.

You may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date you request or, if that date has passed or no date is specified, then at the end of the Valuation Period during which we receive your request.  There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events.  We will continue to process dollar cost averaging transfers until there is no more value left in originating investment option(s) or until you instruct us to terminate your participation in the service.
We do not assure the success of these strategies and we cannot guarantee that dollar cost averaging will result in a profit or protect against a loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do so.

Enhanced Dollar Cost Averaging. Periodically, we may offer enhanced dollar cost averaging programs that can be used in connection with initial Premiums.  Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations.  Enhanced dollar cost averaging programs will last for 1 year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:

Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount

Asset Rebalancing

You may elect to participate in an asset rebalancing program.  Asset rebalancing involves the automatic rebalancing of the Cash Value in your chosen Sub-Accounts (up to 20) on a periodic basis.  You can schedule asset rebalancing to occur every 3, 6, or 12 months on days when we price Accumulation Units.  There is no charge for asset rebalancing, and it does not count as a transfer event.

You may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form.  Unless you elect otherwise, asset rebalancing will not affect the allocation of Premiums you pay after beginning the program.  Manual transfers will not automatically terminate the program.  Termination of asset rebalancing will only occur as a result of your specific instruction to do so.  We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

Automated Income Monitor

Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost.  This program is only available to policies that are not Modified Endowment Contracts.

Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of their policy.  The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans.  Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood your policy will lapse.  Before requesting the Automated Income Monitor program, please consult with your financial and tax advisors.

You can obtain an Automated Income Monitor election form by contacting your registered representative or our service center.  At the time of application for a program, we will provide you with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value and Death Benefit.  You must submit this illustration along with your application.  Programs will commence at the beginning of the next monthly anniversary after we receive your election form and illustration. On each Policy Anniversary thereafter we will provide an updated In Force illustration to assist you in determining whether to continue, modify, or discontinue an elected program based on your goals.  You may request modification or termination of a program at any time by written request.

Your program will be based on your policy's Cash Surrender Value at the time of election, and each succeeding Policy Anniversary, and the following elections:

1.       Payment type:

a.	Fixed Amount: If you elect payments of a fixed amount, the amount you receive will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and your policy's Investment Experience; or

b.
Fixed Duration:  If you elect payments for a fixed duration, the amount you receive during the first year will be based on the illustration assumptions below.  After the first year, the amount will vary based on the illustration assumptions below and policy Investment Experience to maintain the elected duration.

2.      Illustration assumptions:

a.	an assumed variable rate of return you specify from the available options stated in the election form;

b
minimum Cash Surrender Value you target to have remaining on your policy's Maturity Date, or other date you specify.  This dollar amount is used to calculate available income.  It is notguaranteed to be the Cash Surrender Value on the specified date;

c.
you may also request a change of death benefit option from Death Benefit Option 2 to Death Benefit Option 1, or a decrease in Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and

d.	payment: frequency; monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.

Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations.  However, larger payments or longer duration may increase the likelihood your policy will lapse.

You are responsible for monitoring your policy to prevent lapse.  We will provide annual In Force illustrations based on your then current Cash Surrender Value and your elected illustration assumptions to assist you in planning and preventing lapse.  You may request modification or termination of a program at any time by written request.

Automated Income Monitor programs are subject to the following additional conditions:

1.	To prevent adverse tax consequences, you authorize us to make scheduled payments via policy loan when:

a.	your policy's cost basis is reduced to zero;

b.	a partial surrender within the first 15 policy years would be a taxable event;

c.	or to prevent your policy from becoming a MEC. See, " When the Policy is Life Insurance that is a Modified Endowment Contract" in the "Taxes" section of this prospectus for additional information.

Note:  Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans.  Refer to the "Partial Surrenders" and "Policy Loans" sections of this prospectus for additional information.

2.       While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.

3.       Programs will terminate on the earliest of the following:

a.	our receipt of your written request to terminate participation;

b.	at the time your policy enters a grace period or terminates for any reason;

c.	at the time of a requested partial surrender or policy loan outside the program;

d.	upon a change of policy owner;

e.	one of the following riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider; Extended Death Benefit Guarantee Rider; or the Long-Term Care Rider;

f.	for income based on a fixed duration, the end of the period you specify at the time of election;

g.	on any Policy Anniversary when your then current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption you specify;

h.	at any time the scheduled partial surrender or policy loan would cause your policy to fail to qualify as life insurance under Section 7702 of the Code, as amended; or

i.	your Policy's Maturity Date.

We will notify you upon termination of your Automated Income Monitor program due to one of the above events.  In addition, we may modify, suspend or discontinue Automated Income Monitor programs at any time.  We will notify you in writing 30 days before we do so.

Policy Loans

After the expiration of the free look period and while the policy is In Force, you may take a loan against the policy's Cash Value.  Loan requests must be submitted in writing to our Home Office.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest Charged

Subject to conditions, you may take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment option less any Surrender Charge.  The minimum loan amount is $200.

We charge interest on the amount of outstanding Indebtedness at the maximum guaranteed rate of 4.5% per annum.  The interest will accrue daily and is payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured’s Death, a policy lapse, or a full surrender.  If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.

Collateral and Interest Earned

As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the policy loan account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.

Amounts in the policy loan account will accrue and be credited daily interest at a rate of 3.0% per annum (guaranteed minimum of 3.0%) in all policy years.

Net Effect of Policy Loans

We will charge interest on the outstanding loan amount and credit interest to the policy loan account at the same time.  In effect, the loan interest charged rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.  The maximum and current charges shown in the Periodic Charges Other Than Mutual fund Operating Expenses table do not reflect the interest that is credited to amounts in the loan account.  When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated in the table.

The amount transferred to the loan account is part of our General Account and will not be affected by the Investment Experience of the Sub-Accounts. The loan account is credited interest at a different rate than the fixed investment option.

Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

Repayment

You may repay all or part of a policy loan at any time while the policy is In Force during the Insured’s lifetime.  The minimum repayment amount is $50.  We will apply all loan repayments to the Sub-Accounts according to the allocation in effect at the time the payment is received unless you indicate otherwise.  While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you indicate otherwise.  Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges.  You can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or, if elected, you can invoke the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness.  Before any Lapse, there is a Grace Period during which you can take action to prevent the Lapse.  Subject to certain conditions, you may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision

The policy provides for a guaranteed policy continuation period referred to as the "Initial Death Benefit Guarantee Period" and is shown on the Policy Data Pages.  During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, you have paid an amount of Premium, reduced for any Indebtedness, partial surrenders, and/or Returned Premium, equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since your policy was issued.

If you make any changes to your policy after it is issued, including any policy loans or partial surrenders, increases or decreases the Specified Amount, adding or terminating a rider, and/or changing your death benefit option, your Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages. Your current Monthly Initial Death Benefit Guarantee Premium will be shown on the most recent version of the Policy Data Pages issued. Upon request and for no charge, we will determine whether your Premium payments, minus any Indebtedness, partial surrenders, and/or Returned Premiums, are sufficient to keep the Guaranteed Policy Continuation Provision in effect.

The Monthly Initial Death Benefit Guarantee Premium required will vary by the Insured's issue age, sex, underwriting class, any Substandard Ratings, the Insured's involvement in certain risky activities, the Specified Amount (including increases), and any Riders elected.

When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin.  There is no separate additional charge for the guaranteed policy continuation provision.

Duration of the Initial Death Benefit Guarantee Period.  The Initial Death Benefit Guarantee Period begins when we issue the policy.  How long the guaranteed policy continuation period lasts depends on the Insured's age at the time of policy issuance, as reflected in the following table:

Insured's Attained Age at Policy Issuance:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to attained age 75	5 policy years

Grace Period

At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy.  This amount is equal to the lesser of 3 times the current monthly deductions, or the amount of Premium that will bring the guaranteed policy continuation provision back into effect, if applicable.  If you do not pay the indicated amount within 61 days, the policy and all Riders will Lapse.  The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting, at any time within 3 years after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;
•	providing any evidence of insurability that we may require;
•
paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

(a)	is the amount of Premium sufficient to keep the policy In Force for 3 months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the guaranteed policy continuation provision into effect;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

Subject to satisfactory evidence of insurability, you may also reinstate any Riders.

The effective date of a reinstated policy, (including any Riders) will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If elected, the Extended Death Benefit Guarantee Rider cannot be reinstated after a Lapse.

If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:

•	the Cash Value at the end of the Grace Period; or
•	the Surrender Charge corresponding to the policy year in which the policy is reinstated.

We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive.  The Cash Surrender Value equals the policy's Cash Value minus any Indebtedness and the Surrender Charge.  A surrender will be effective as of the date we receive the policy and your written surrender request at our Home Office.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment option for up to 6 months.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy’s Cash Surrender Value at any time after the policy has been In Force for one year.  Currently, we do not assess a Partial Surrender Fee.  However, we reserve the right to assess a Partial Surrender Fee to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered.

We reserve the right to limit the number of partial surrenders to 1 per policy year.  The minimum amount of any partial surrender request is $200.  In policy years 2-10, the maximum amount of a partial Surrender in any given policy year is equal to 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial Surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions.  Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:

1. Mortality and Expense Risk Charge; plus

2. Administrative Charges; plus

3. the monthly cost of any additional benefits provided by any Riders; plus

4. the Base Policy Specified Amount Cost of Insurance.

A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code.  Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.

If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender.  If there are insufficient Accumulation Units available, we will surrender amounts from the Fixed Account.

Reduction of the Specified Amount due to a Partial Surrender.  When you take a partial surrender, we will reduce the Specified Amount to keep the Net Amount At Risk the same as before the partial surrender, if necessary.  The policy’s charges going forward will be based on the new Specified Amount causing the charges to be lower than they were prior to the partial surrender.

Any reduction of the Specified Amount will be made in the following order: against the most recent increase in the Specified Amount, then against the next most recent increases in the Specified Amount in succession, and finally, against the initial Specified Amount.

The Death Benefit

Calculation of the Death Benefit

We will calculate the Death Benefit and pay it to the beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that the Insured has died.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount.  The Death Benefit will depend on which Death Benefit option you have chosen and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are 3 Death Benefit options under the policy.  You may choose one.  If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Death Benefit Option One.  The Death Benefit will be the greater of the Specified Amount or the Minimum Required Death Benefit.

Death Benefit Option Two.  The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death, or the Minimum Required Death Benefit.

Death Benefit Option Three.  The Death Benefit will be the greater of the Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as of the date of the Insured's death), or the Minimum Required Death Benefit.

The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option Three Interest Rate and is stated on the Policy Data Page. The amount of the accumulated premium account will be no less than zero or more than the Death Benefit Option Three Maximum Increase, which is a limit or “cap” placed on the amount the Death Benefit increased by the accumulated premium account when Death Benefit Option Three is elected. The Death Benefit Option Three Maximum Increase is stated on the Policy Data Page.

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.  If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, sex, and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

In deciding which test to elect for your policy, you should consider the following:

•
The cash value accumulation test generally allows flexibility to pay more premium, subject to our approval of any increase in the policy's Net Amount At Risk that would result from higher premium payments.  Premium payments under the guideline premium cash value corridor test are limited by Section 7702 of the Code.

•
Generally, the guideline premium cash value corridor test produces a higher death benefit in the early years of the policy while the cash value accumulation test produces a higher death benefit in the policy's later years.

•	Monthly cost of insurance charges that vary with the amount of the death benefit may be greater during the years when the elected test produces a higher death benefit.

Consult a qualified tax adviser on all tax matters involving your policy.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option from either Death Benefit Option One to Death Benefit Option Two, or from Death Benefit Option Two to Death Benefit Option One.  You may not change to Death Benefit Option Three.  However, you may change from Death Benefit Option Three to Death Benefit Option One or Death Benefit Option Two.  We will permit only 1 change of Death Benefit option per policy year.  The effective date of a change will be the monthly policy anniversary following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least 3 months.

Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same.  The policy’s charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change.  We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for 2 years from the Policy Date, and, in some states, within 2 years from a reinstatement date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for 2 years from its effective date, and, in some states, within 2 years from a subsequent reinstatement date.

Suicide

If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date, and, in some states, within 2 years a reinstatement date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders.  Similarly, if the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Specified Amount, and, in some states, within 2 years from a subsequent reinstatement date, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Specified Amount that has been In Force for a shorter period.

Policy Maturity

The Maturity Date of the policy will automatically be extended until the Insured’s date of death if the policy is In Force on the Maturity Date, unless you elect otherwise. Refer to the Extending the Maturity Date section below for additional information.

If you elect not to extend the Maturity Date, we will pay the Proceeds to you, generally, within 7 days after we receive your written request at our Home Office.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed investment option.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the Proceeds, the policy is terminated.

The primary purpose of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken.  See, "Surrendering the Policy; Maturity," in the "Taxes" section of this prospectus for additional information.

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

Extending the Maturity Date

During this Maturity Date extension, you will still be able to request partial surrenders, and, if elected, the Long-term Care Rider will remain in effect (though you will not be charged for it).  Payment of the Proceeds and the termination of policy benefits will coincide with the policy's extended Maturity Date (unless you decide otherwise).  If the policy's Maturity Date is extended, we will endorse the policy so that:

(1)	no changes to the Specified Amount will be allowed;

(2)	no changes to the Death Benefit option will be allowed;

(3)	no additional Premium payments will be allowed;

(4)	no additional periodic charges will be deducted;

(5)	100% of the policy's Cash Value will be transferred to the Fixed Account; and

(6)
the Specified Amount will be adjusted to what it was when the Insured reached Attained Age 85, but excluding any coverage provided by the Additional Term Insurance Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested.  While the Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount proportionately.  If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

Notwithstanding the above, if you have invoked the Overloan Lapse Protection Rider the Proceeds may be reduced. For additional information refer to the “Overloan Protection Rider” section of this prospectus.

The Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.

Payment of Policy Proceeds

You may elect to receive Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) in a lump sum, or in another form that you may elect at application.  At any time before the Proceeds become payable, you may request to change the payout option by writing to our Home Office.

You may elect one or a combination of options.  To elect more than one payout option, you must apportion at least $2,000 to each option and each payment (made at the specified interval) must be at least $20.  The settlement options below are based on predetermined fixed payments.

If you do not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election.  Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time.  Proceeds are neither assignable nor subject to claims of creditors or legal process.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.

Normally, we will make a lump sum payment of the Proceeds within 7 days after we receive your written request at our Home Office.  However, we will postpone payment of the Proceeds on the days that we are unable to price Accumulation Units.  For more information on circumstances under which we are unable to price Accumulation Units, see "Valuation of Accumulation Units." Proceeds are paid from our general account.  For payout options other than lump sum, we will issue a settlement contract in exchange for the policy.

Please note that for the remainder of "Payment of Policy Proceeds" provision, "you" means the person entitled to the Proceeds.

Life Income with Payments Guaranteed Option

If you elect the Life Income with Payments Guaranteed Option, we retain the Proceeds and make payments to you at specified intervals for a guaranteed period (10, 15 or 20 years) and, if you are still living at the end of the guaranteed period, we will continue making payments to you for the rest of your life.  During the guaranteed period, we will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on your lifetime, which is not a predetermined time period, you cannot withdraw any amount you designate to this option once payments begin.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no further payments.

Joint and Survivor Life Option

If you elect the Joint and Survivor Life Option, we retain the Proceeds and make equal payments to you at specified intervals for the life of the last surviving payee.  The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on the lifetimes of the payees, which are not predetermined periods, you cannot withdraw any amount you designate to this option once payments begin.  Payments will cease upon the death of the last surviving payee.  We will make no payments to the last surviving payee's estate.  It is possible that only one payment will be made under this option if both payees die prior to the first payment.

Life Income Option

If you elect the Life Income Option, we will use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be based on our current individual immediate annuity purchase rate on the date of the Insured's death, the Maturity Date, or the date the policy is surrendered, as applicable.  The Proceeds can be paid at the end of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on your lifetime, which is not a predetermined period, you cannot withdraw any amount you designate to this option once payments begin.  Payments will cease upon your death.  We will make no payments to your estate.  It is possible that only one payment will be made under this option if the payee dies prior to the first payment.

Some or all of the payout options listed may not be available in all states.  Forms of payout other than the three listed above may be requested, but are subject to our approval.  Requests for other forms of payout must be based on fixed payments, no variable payment options are permitted.  The amount of payments and duration of any other payout options will be determined by us.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2009, up to $13,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $13,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2009, an estate of less than $3,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010.  If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2009, 45%), and there is a provision for an exemption (for 2009, $3.5 million).  The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.  Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient’s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy’s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the underlying investment options to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of investment options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if  the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the policy (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the policy (generally, the Premiums paid for the policy), and then from the income in the policy.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the policy are generally not includible in income; instead, they reduce the owner’s investment in the policy.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy; Maturity

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive (or are deemed to receive upon maturity) plus total policy Indebtedness exceeds the investment in the policy (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

The purpose of the Maturity Date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the Contract to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums; or

•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or

•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the contract), a portion of the Death Benefit may be includible in the beneficiary’s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.   In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be Insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance In Force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.  When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a “terminally ill individual” or a “chronically ill individual,” as those terms are defined in the Code, are treated as death proceeds.  See, “Taxation of Death Benefits,” above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy’s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

See, also, Taxation of Death Benefits, Special federal income tax considerations for life insurance policies owned by employers, above; and Business Uses of the Policy, below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment if this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law.  EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date.  Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial advisor.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VL Separate Account–G

Organization, Registration and Operation

Nationwide VL Separate Account-G is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies. We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC’s supervision of the separate account’s management or investment practices or policies.

The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds.  We buy and sell the mutual shares at their respective NAV.  Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the investment experience of our other assets.  The separate account's assets are held separately from our other assets and are not part of our general account.  We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies.  We hold assets in the separate account equal to its liabilities.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund.  You could lose some or all of your money.

Addition, Deletion or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act or as any other form permitted by law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account. We may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister Nationwide VL Separate Account-G .

Voting Rights

Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares.  When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

When a shareholder vote occurs, you will have the right to instruct us how to vote.  The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Legal Proceedings

Nationwide Life and Annuity Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company(NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al . The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company . The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company . NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation . In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims.

On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VL Separate Account-G and the financial statements of Nationwide Life and Annuity Insurance Company.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  Please consider the consolidated financial statements of the company and subsidiaries only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco
Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco
Asset Management Limited; Invesco Asset Management (Japan) Limited;
Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management
U.K. Limited
Investment Objective:	Seek high total investment return.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity
Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 (formerly, Templeton Global Income Securities Fund: Class 3)

This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Overseas Portfolio: Service II Shares (formerly, International Growth Portfolio: Service II Shares)
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities. The Balanced Fund is a “fund-of-
funds” that invests its assets primarily in underlying portfolios of
Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other
NVIT Investor Destinations Funds. The Capital Appreciation Fund is a
“fund-of-funds” that invests its assets primarily in underlying portfolios of
Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	Above average total return over a market cycle of three to five years.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds,
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and convertible securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees"
earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Accelerated Death Benefit Payment – The actual benefit amount you will receive under the Accelerated Death Benefit Rider if the Eligibility and Conditions for Payment section is satisfied.  The benefit amount you receive is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.

Accumulation Unit – The measure of your investment in, or share of, a Sub-Account. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.
Attained Age – A person’s age based on their birthday nearest the Policy Date plus the number of full years since the Policy Date.  If the last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday. The Insured's issue age is shown in the Policy Data Pages.

Base Policy Specified Amount – The amount of Death Benefit coverage under the policy on the Policy Date, excluding any Rider Specified Amount.  Subsequent to the Policy Date, the Death Benefit coverage will equal or exceed this amount unless you request a decrease in the Base Policy Specified Amount or take a partial surrender.

Cash Surrender Value – The Cash Value, subject to Indebtedness and the surrender charge.
Cash Value – The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium (“CTP”)– An amount used in the calculation of the Premium Load and total compensation we pay.  CTP is actuarially derived   based on the Base Policy Specified Amount, the Insured’s characteristics and the Death Benefit option of the policy.  It is generally higher for Insureds who are older or in poor health and lower for Insureds who are younger or in good health. A policy with Death Benefit Option 1 or 3 may have lower factors than a policy with Death Benefit Option 2.

Death Benefit – The amount we pay to the beneficiary upon the Insured’s death, before payment of any unpaid outstanding loan balances or charges.
Grace Period – A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.
Home Office – Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – The insurance coverage is in effect.
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Lapse – The policy terminates without value.
Long Term Care Specified Amount – The maximum accumulation of benefits available under the Long Term Care Rider. This amount must be at least 10% of the Base Policy Specified Amount, plus Additional Term Insurance Rider coverage, and no more than 100% of the Base Policy Specified Amount, plus Additional Term Insurance Rider coverage. You elect this amount at the time the rider is issued.

Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The amount of Proceeds that must be payable to you upon death of the Insured so that the policy qualifies as life insurance under the Code.

Net Accumulated Premium – Cumulative Premiums less any partial Surrenders, Indebtedness, and any return of Premium due to Internal Revenue Code Section 7702 guidelines.
Net Amount At Risk – The policy’s base Death Benefit minus the policy’s Cash Value.
Net Asset Value (NAV) – The price each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts.

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Continuation Premium Amount – The amount of Premium, on a monthly basis from the Policy Date, stated on the Policy Data Page, that you must pay, in the aggregate, to keep the policy In Force under the Guaranteed Policy Continuation Provision; however, this amount does not account for any increases in the Specified Amount, policy loans or partial surrenders, so you should anticipate paying more if you intend to request an increase in Specified Amount; take a policy loan; or request a partial surrender.

Policy Data Page(s) – The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium – The amount of money you pay to begin and continue the policy.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured’s total disability for 6 consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of; the Premium you specified; or the average actual monthly Premiums you paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

Premium Load – The aggregate of the sales load and premium tax charges.
Returned Premium – Any return of Premium due to Internal Revenue Code Section 7702 or 7702A guidelines.
Rider – An optional benefit you may purchase under the policy.
SEC – The Securities and Exchange Commission.
Specified Amount – The dollar or face amount of insurance coverage the owner selects.
Sub-Accounts – The mechanism we use to account for your allocations of Net Premium and cash value among the policy’s variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher cost of coverage.

Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount.
Us, we, our , Nationwide or the company – Nationwide Life and Annuity Insurance Company.

Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount you elect multiplied by the Base policy Specified Amount, when you request payment under the Accelerated Death Benefit Rider.  You do not receive the unadjusted amount because it does not include risk charges and adjustments we make due to the premature payment of the Base Policy Specified Amount being made.

Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

Waiver of Monthly Deduction Benefit – The benefit received under the Waiver of Monthly Deductions Rider. The benefit takes the form of a credit to the policy for the remainder of the policy year, of an amount necessary to keep the policy In Force.

You, your or the policy owner or Owner – The person named as the owner in the application, or the person assigned ownership rights.

Appendix C: Surrender Charge Examples

The information in the tables on this page is used to calculate the surrender charge for your policy based on the Specified Amount of your policy and your individual characteristics. The tables below are samples of the full tables provided in the Statement of Additional Information to this prospectus which is available on request.  The formula we use to calculate surrender charges is:

The maximum surrender charge ("SC") equals the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d).  To calculate the actual surrender charge based on surrender in a particular policy year, multiply by (e); and, if applicable, multiply by (f); where:

(a)	= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	= Premiums paid by the policy owner during the first policy year

(p)	= is the surrender charge percentage in the range 24% - 65% which varies by age, sex, and risk classification; from = the "Surrender Charge Percentage" chart below;

(c)           = the Specified Amount divided by 1,000;

(d)           = the applicable rate from the "Administrative Target Factor" chart below;

(e)	= the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus; and

(f)           = a Surrender Charge reduction factor applicable only to Specified Amount increases, .60 in all cases.

Surrender Target Factor used in (a) of the formula above
	Male	Male	Male	Female
Age	Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
0	n/a	1.673	n/a	1.316
35	7.380	7.825	8.892	6.584
36	7.756	8.224	9.345	6.914
72	57.393	60.850	69.148	46.433

Surrender Charge Percentage (p) in the formula above1

Age	Male	Female
0	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
72	64.0%	65.0%

Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
72	8.20	6.05	6.05	6.05

1"Bands" in the tables correspond to particular ranges of Specified Amount.  If there are increases, the total Specified Amount is used:
Band 2 = Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3 = Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4 = Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5 = Specified Amounts equal to or greater than $1,000,000.

The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative surrender charges shown in the "Transaction Fees" portion of the "In Summary:  Fee Tables" section of the prospectus.  They are based on the formula and example tables above.

The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 72, standard tobacco rate class; the Specified Amount is $100,000 (Band 2); premiums paid in the first year are $10,000, a full surrender is taken during the first policy year.

SC= [[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(f) Not applicable, applies to increases only.

(a) = ($100,000 / 1,000) x 69.148 = $6,914.80	(d) = 8.20
(b) = $10,000	(e) = 100%
(p) = 0.64
(c) = $100,000 / 1000 = $100

(a) is less than (b), so:

SC = [$6,914.80 x (0.64) + $100 x 8.20] x 100%

= [$4,425.47 + $820] x 100%

= $5,245.47 which corresponds to $52.45 per $1,000 of Specified Amount ($5,245.47 / $100).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, = 77.5%

SC = $5,245.47 x 77.5%  = $4,065.24 which corresponds to $40.65 per $1,000 of Specified Amount ($4,065.24 / $100).

The minimum Surrender Charge calculation assumes: the Insured is a female, issue age 0; standard non-tobacco rate class, the Specified Amount is $500,000 (Band 4); premiums paid in the first year are $2,000, a full surrender is taken during the first policy year.

SC= [[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)

(a) = ($500,000 / 1,000) x 1.316 = $658.00	(d) = 4.00
(b) = $2,000	(e) = 100%
(p) = 0.65	(f) Not applicable, applies to increases only.
(c) = $500,000 / 1000 = $500

(a) is less than (b), so:

SC = [$658.00x (0.65) + $500 x 4.00] x 100%

= [$427.70 + $2,000] x 100%

= $2,427.70 which corresponds to $4.86 per $1,000 of Specified Amount ($2,427.70 / $500).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, = 87.5%

SC = $2,4727.70 x 87.5% = $2,124.24 which corresponds to $4.25 per $1,000 of Specified Amount ($2,124.24 / $500).

The representative surrender charge calculation assumes:  the Insured is a male, issue age 35, preferred non-tobacco rate class, the Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000, and a complete surrender of the policy in the first policy year.

SC= [[[the lesser of (a, b)] x (p) + (c) x (d)]] x (e)] x (f)

(a) = ($500,000 / 1,000) x 7.38 = $3,690	(d) = 4.50
(b) = $7,000	(e) = 100%
(p) = 0.65	(f) Not applicable, applies to increases only.
(c) = $500,000 / 1000 = $500

(a) is less than (b), so:

SC = [$3,690 x (0.65) + $500 x 4.50] x 100%

= [$2,398.50 + $2,250] x 100%

= $4,648.50 which corresponds to $9.30 per $1,000 of Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, = 87.5%

SC = $4,648.50 x 87.5% = $4,067.44 which corresponds to $8.13 per $1,000 of Specified Amount ($4,099.76 / $500).

The following example shows the impact of a Specified Amount increase prior to a complete surrender of the policy.  The surrender charge is calculated separately for the initial Specified amount and each increase.

For this example, assume the Insured is a male, issue age 35, standard non-tobacco rate class, the Specified Amount is $500,000 (Band 4), premiums paid in the first year are $6,000.  The Policy Date is January 1, 2005.  To calculate the maximum surrender charge assume the policy is completely surrendered in the first year.

SC= [[[the lesser of (a, b)] x (p) + (c) x (d)]] x (e)] x (f)

(a) = ($500,000 / 1,000) x 7.825 = $3,912.50	(d) = 4.50
(b) = $6,000	(e) = 100%
(p) = 0.65	(f) Not applicable, applies to increases only.
(c) = $500,000 / 1000 = $500

(a) is less than (b), so:

SC = [$3,912.50 x (0.65) + $500 x 4.50] x 100%

= [$2,543.13+ $2,250] x 100%

= $4,793.13 which corresponds to $9.59 per $1,000 of Specified Amount ($4,793.13 / $500).

Now assume the policy was not actually surrendered, and a Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006.  (Note that the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables.  Also, note that Band 4 is applicable because the total Specified Amount $600,000 is used to determine Band).  The first year premium paid applicable to the increase is $1,000. To calculate the maximum surrender charge attributable to the increase, assume it is surrendered in the first year.

SC= [[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)

(a) = ($100,000 / 1,000) x 8.224 = $822.40	(d) = 4.55
(b) = $1,000	(e) = 100%
(p) = 0.65	(f) = .60
(c) = $100,000 / 1000 = $100

(a) is less than (b), so:

SC = [$822.40 x (0.65) + $100 x 4.55] x 100%] x .60

= [$534.56 + $455.00] x 100%]  x .60

= $989.56 x .60

= $593.74 which corresponds to $5.94 per $1,000 of Specified Amount ($593.74 / $100).

Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.

For the $500,000 initial Specified Amount, (e), issue age 0-49, = 80.0%, the applicable surrender charge is:

SC = $4,793.13 x 80.0% = $3,834.50 which corresponds to $7.67 per $1,000 of Specified Amount ($3,834.50 / $500).

For the $100,000 Specified Amount increase, (e), issue age 0-49, = 95.0%, (Note that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year surrender charge reduction percentage applies to that portion of Specified Amount.) the applicable surrender charge is:

SC = $593.74 x 95.0% = $564.05 which corresponds to $5.64 per $1,000 of Specified Amount ($564.05 / $100).

The combined surrender charge for a complete surrender of the policy in the sixth year is equal to:

SC = $3,834.50 + $564.05 = $4,398.55 which corresponds to $7.33 per $1,000 of Specified Amount ($4,398.55 / $600).

Appendix D: State Variations

Described below are the state specific variations to certain disclosures in the prospectus resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus. Information regarding a state’s requirements does not mean Nationwide currently offers this policy in that jurisdiction.   These variations are subject to change without notice and states may impose additional variations or requirements.

California - The Accelerated Death Benefit Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Colorado - The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of the prospectus.

In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the first twenty-four months from the Policy Date provided under "Right of Conversion," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Right of Conversion" sub-section of "The Policy" section and the "Nationwide VL Separate Account – G" section of this prospectus.

Connecticut - The Accelerated Death Benefit Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may within eighteen months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

Florida   – There is no "Risk Charge" component used in determining the charge for the Accelerated Death Benefit Rider.  See the "Accelerated Death Benefit Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.

Indiana - There is no "Risk Charge" component used in determining the charge for the Accelerated Death Benefit Rider.  See the "Accelerated Death Benefit Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.

Maryland - The Spouse Life Insurance Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may within eighteen months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

All references to "Guaranteed Policy Continuation Provision" in this prospectus shall mean the "Guaranteed Coverage Continuation Provision" in the policy.  See the "Guaranteed Policy Continuation Provision" sub-section of the "Lapse" section of this prospectus.

All references to "Death Benefit Guarantee" in this prospectus shall mean "No Lapse Guarantee" in the policy.  See the "Guaranteed Policy Continuation Provision" sub-section of the "Lapse" section of this prospectus.

Massachusetts – In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the first twenty-four months from the Policy Date provided under "Right of Conversion," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the fixed account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Right of Conversion" sub-section of "The Policy" section and the "Nationwide VL Separate Account – G" section of this prospectus.

In order to receive the benefit provided by the Accelerated Death Benefit Rider, the Insured must have a terminal illness that cannot be corrected and the Insured's remaining life expectancy must be twenty-four months or less.  See the "Accelerated Death Benefit Rider" sub-section under the "Policy Riders and Rider Charges" section of this prospectus.

Minnesota   - The Long-Term Care Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Montana   – Policy and Rider charges are required to be on a unisex basis.  This is accomplished by treating all Insured's as male for purposes of charges that otherwise would vary by sex.  Therefore, none of the charges described in the prospectus as varying by sex, or by characteristics of the Insured, will vary by sex for policies issued in Montana.

The Long-Term Care Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

New Jersey - The Accelerated Death Benefit Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Additionally, whenever in the policy and/or any Rider, reference is made to "marriage", "spouse", "step-child", "divorce", "dissolution" or another word which in a specific context denotes or depends on the existence of a marital or spousal relationship, the same shall include a civil union pursuant to the provisions of the New Jersey Civil Union Act.

North Carolina - The Long-Term Care Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

In the "Reinstatement" sub-section of the "Lapse" section of the prospectus, the three year reinstatement period is extended to five years.  See the "Reinstatement" sub-section of the "Lapse" section of this prospectus.

North Dakota – The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of the prospectus.

Oregon – In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may within eighteen months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  The policy also provides a right to use your Cash Surrender Value as a single premium payment to purchase a paid-up insurance policy on the life of the Insured.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

Pennsylvania - The Overloan Lapse Protection Rider, the Adjusted Sales Load Rider, the Accelerated Death Benefit Rider, the Accidental Death Benefit Rider, the Premium Waiver Rider, the Additional Term Insurance Rider, the Waiver of Monthly Deductions Rider and the Extended Death Benefit Guarantee Rider are not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Texas - There is no "Risk Charge" component used in determining the charge for the Accelerated Death Benefit Rider.  See the "Accelerated Death Benefit Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.

Vermont – The Long-Term Care Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Virginia - The Accelerated Death Benefit Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Washington - The Long-Term Care Rider and the Accelerated Death Benefit Rider are not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life and Annuity Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-8090. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-21697.

Securities Act of 1933 Registration File No. 333-146073.

Nationwide VL Separate Account-G
(Registrant)

Nationwide Life and Annuity Insurance Company
(Depositor)

5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Individual Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium variable universal life insurance policy offered by Nationwide Life and Annuity Insurance Company ("Nationwide").  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2009 and the prospectuses for the mutual funds.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2009.

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1981 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, except New York.  We are a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company which in turn is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $135 billion as of December 31, 2008.

Nationwide VL Separate Account-G

Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on August 3, 2004 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contract issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

1

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 145% of the target premium plus 5% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 5% of actual premium payment, and that will not exceed 5% in policy years 11 and thereafter.

We paid no underwriting commissions to NISC for this separate account in 2008, 2007, and 2006.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.  We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds.  The agreements relate to administrative services we or our affiliate furnish.   Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  We also act as a limited agent for the fund for purposes of accepting the trades.  For these services the funds may agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies.  Without these payments, policy charges would be higher.    Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VL Separate Account-G and the financial statements and schedules of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VL Separate Account-G.  The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any substandard rating, and the duration of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates are based on the 2001 Commissioners’ Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO).  Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis.  That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.  These mortality tables are sex-distinct.  In addition, separate mortality tables will be used for tobacco and non-tobacco.  We may deduct a "flat extra charge," which is an additional constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured.  We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or substandard rating, if any.

Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including our employees and their family members).

The rate class of an insured may affect the cost of insurance rate.  We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks.  Any change in the cost of insurance rates

2

will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time.  The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis.  The unisex rates will be higher than those applicable to females and lower than those applicable to males.  If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes.  The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

Maximum Surrender Charge Calculation

The maximum surrender charge under the policy is based on the following calculation.  Examples of how to calculate the surrender charge for your policy are provided in "Appendix C of the prospectus."

Maximum Surrender Charge the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d).  To calculate the actual surrender charge based on surrender in a particular policy year, multiply by (e); and, if applicable, multiply by (f); where:

(a)	= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	= Premiums paid by the policy owner during the first policy year

(p)	= is the surrender charge percentage in the range 24% - 65% which varies by age, sex, and risk classification; from the "Surrender Charge Percentage" chart below;

(c)	= the Specified Amount divided by 1,000;

(d)	= the applicable rate from the "Administrative Target Factor" chart below;

(e)	= the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus; and

(f)	= a Surrender Charge reduction factor applicable only to Specified Amount increases, .60 in all cases.

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped.  The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped.  The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by age, risk classification, and sex.

Surrender Target Factor
Male Insureds

Issue	Standard	Preferred	Preferred Plus	Preferred	Standard	Issue	Standard	Preferred	Preferred Plus	Preferred	Standard
Age	Non-tobacco	Non-tobacco	Non-tobacco	Tobacco	Tobacco	Age	Non-tobacco	Non-tobacco	Non-tobacco	Tobacco	Tobacco
0	1.673	n/a	n/a	n/a	n/a	43	11.745	11.078	10.678	12.680	13.347
1	1.717	n/a	n/a	n/a	n/a	44	12.371	11.668	11.246	13.355	14.058
2	1.780	n/a	n/a	n/a	n/a	45	13.029	12.289	11.845	14.066	14.806
3	1.854	n/a	n/a	n/a	n/a	46	13.724	12.944	12.476	14.815	15.595
4	1.939	n/a	n/a	n/a	n/a	47	14.458	13.637	13.144	15.609	16.430
5	2.029	n/a	n/a	n/a	n/a	48	15.235	14.370	13.850	16.447	17.313
6	2.126	n/a	n/a	n/a	n/a	49	16.066	15.153	14.606	17.344	18.257
7	2.227	n/a	n/a	n/a	n/a	50	16.954	15.991	15.413	18.303	19.266
8	2.334	n/a	n/a	n/a	n/a	51	17.903	16.886	16.275	19.327	20.344
9	2.446	n/a	n/a	n/a	n/a	52	18.916	17.841	17.196	20.420	21.495
10	2.564	n/a	n/a	n/a	n/a	53	19.993	18.857	18.175	21.583	22.719
11	2.689	n/a	n/a	n/a	n/a	54	21.137	19.936	19.215	22.818	24.019
12	2.820	n/a	n/a	n/a	n/a	55	22.350	21.080	20.318	24.128	25.398
13	2.953	n/a	n/a	n/a	n/a	56	23.633	22.290	21.485	25.513	26.856
14	3.092	n/a	n/a	n/a	n/a	57	24.993	23.573	22.721	26.981	28.401
15	3.236	n/a	n/a	n/a	n/a	58	26.435	24.933	24.032	28.538	30.040
16	3.380	n/a	n/a	n/a	n/a	59	27.980	26.391	25.437	30.206	31.796
17	3.526	n/a	n/a	n/a	n/a	60	29.637	27.953	26.942	31.994	33.678
18	3.674	3.465	3.340	3.966	4.175	61	31.407	29.623	28.552	33.906	35.690
19	3.827	3.610	3.479	4.132	4.349	62	33.292	31.401	30.266	35.940	37.832
20	3.987	3.761	3.625	4.304	4.531	63	35.291	33.285	32.082	38.098	40.103
21	4.156	3.920	3.778	4.487	4.723	64	37.407	35.282	34.006	40.383	42.508
22	4.334	4.088	3.940	4.679	4.925	65	39.654	37.401	36.049	42.808	45.061
23	4.522	4.265	4.111	4.882	5.139	66	42.044	39.655	38.222	45.388	47.777
24	4.720	4.452	4.291	5.096	5.364	67	44.601	42.067	40.546	48.149	50.683
25	4.930	4.650	4.482	5.322	5.602	68	47.355	44.664	43.050	51.121	53.812
26	5.151	4.858	4.682	5.560	5.853	69	50.326	47.467	45.751	54.330	57.189
27	5.382	5.076	4.893	5.810	6.116	70	53.553	50.510	48.685	57.813	60.856
28	5.626	5.306	5.114	6.073	6.393	71	57.052	53.811	51.866	61.590	64.832

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29	5.884	5.549	5.349	6.352	6.686	72	60.850	57.393	55.318	65.691	69.148
30	6.159	5.809	5.599	6.649	6.999	73	64.922	61.233	59.020	70.086	73.775
31	6.452	6.086	5.866	6.965	7.332	74	69.310	65.372	63.009	74.823	78.761
32	6.765	6.380	6.150	7.303	7.687	75	74.065	69.857	67.332	79.957	84.165
33	7.097	6.694	6.452	7.662	8.065	76	79.229	n/a	n/a	n/a	90.033
34	7.450	7.027	6.773	8.043	8.466	77	84.854	n/a	n/a	n/a	96.425
35	7.825	7.380	7.114	8.447	8.892	78	90.966	n/a	n/a	n/a	103.37
36	8.224	7.756	7.476	8.878	9.345	79	97.574	n/a	n/a	n/a	110.879
37	8.644	8.153	7.858	9.332	9.823	80	104.679	n/a	n/a	n/a	118.953
38	9.091	8.575	8.265	9.814	10.331	81	112.323	n/a	n/a	n/a	127.640
39	9.564	9.020	8.694	10.325	10.868	82	120.494	n/a	n/a	n/a	136.925
40	10.064	9.492	9.149	10.864	11.436	83	129.291	n/a	n/a	n/a	146.922
41	10.593	9.992	9.630	11.436	12.038	84	138.796	n/a	n/a	n/a	157.723
42	11.154	10.520	10.140	12.041	12.675	85	149.046	n/a	n/a	n/a	169.370

Female Insureds

Issue	Preferred Plus	Preferred	Standard	Preferred	Standard	Issue	Preferred Plus	Preferred	Standard	Preferred	Standard
Age	Non-tobacco	Non-tobacco	Non-tobacco	Tobacco	Tobacco	Age	Non-tobacco	Non-tobacco	Non-tobacco	Tobacco	Tobacco
0	n/a	n/a	1.316	n/a	n/a	43	8.912	9.246	9.803	10.583	11.140
1	n/a	n/a	1.375	n/a	n/a	44	9.380	9.732	10.318	11.139	11.725
2	n/a	n/a	1.429	n/a	n/a	45	9.874	10.245	10.862	11.726	12.343
3	n/a	n/a	1.491	n/a	n/a	46	10.398	10.788	11.437	12.347	12.997
4	n/a	n/a	1.558	n/a	n/a	47	10.950	11.361	12.045	13.004	13.688
5	n/a	n/a	1.631	n/a	n/a	48	11.533	11.965	12.686	13.695	14.416
6	n/a	n/a	1.706	n/a	n/a	49	12.148	12.604	13.363	14.426	15.185
7	n/a	n/a	1.787	n/a	n/a	50	12.796	13.276	14.076	15.195	15.995
8	n/a	n/a	1.870	n/a	n/a	51	13.480	13.986	14.828	16.008	16.850
9	n/a	n/a	1.958	n/a	n/a	52	14.200	14.733	15.620	16.863	17.750
10	n/a	n/a	2.050	n/a	n/a	53	14.958	15.519	16.454	17.763	18.698
11	n/a	n/a	2.147	n/a	n/a	54	15.757	16.348	17.332	18.711	19.696
12	n/a	n/a	2.249	n/a	n/a	55	16.599	17.222	18.259	19.712	20.749
13	n/a	n/a	2.355	n/a	n/a	56	17.487	18.143	19.236	20.766	21.859
14	n/a	n/a	2.464	n/a	n/a	57	18.422	19.113	20.265	21.877	23.028
15	n/a	n/a	2.579	n/a	n/a	58	19.409	20.137	21.350	23.048	24.261
16	n/a	n/a	2.699	n/a	n/a	59	20.450	21.216	22.495	24.284	25.562
17	n/a	n/a	2.823	n/a	n/a	60	21.552	22.360	23.707	25.593	26.940
18	2.686	2.786	2.954	3.189	3.357	61	22.722	23.574	24.994	26.982	28.402
19	2.810	2.916	3.091	3.337	3.513	62	23.965	24.863	26.361	28.458	29.956
20	2.941	3.051	3.235	3.492	3.676	63	25.287	26.235	27.816	30.029	31.609
21	3.078	3.193	3.385	3.655	3.847	64	26.698	27.699	29.367	31.703	33.372
22	3.222	3.343	3.545	3.827	4.028	65	28.203	29.261	31.024	33.491	35.254
23	3.374	3.501	3.712	4.007	4.218	66	29.812	30.930	32.793	35.402	37.265
24	3.536	3.669	3.890	4.199	4.420	67	31.534	32.716	34.687	37.446	39.417
25	3.705	3.844	4.075	4.399	4.631	68	33.378	34.630	36.716	39.637	41.723
26	3.884	4.030	4.272	4.612	4.855	69	35.357	36.683	38.892	41.986	44.196
27	4.072	4.225	4.479	4.836	5.090	70	37.481	38.886	41.229	44.508	46.851
28	4.270	4.430	4.697	5.070	5.337	71	39.762	41.253	43.739	47.218	49.703
29	4.478	4.646	4.925	5.317	5.597	72	42.212	43.795	46.433	50.127	52.765
30	4.697	4.873	5.166	5.577	5.871	73	44.843	46.525	49.328	53.251	56.054
31	4.929	5.114	5.422	5.853	6.161	74	47.674	49.462	52.442	56.613	59.593
32	5.173	5.367	5.690	6.143	6.466	75	50.726	52.628	55.798	60.237	63.407
33	5.430	5.633	5.973	6.448	6.787	76	n/a	n/a	59.424	n/a	n/a
34	5.701	5.915	6.271	6.770	7.126	77	n/a	n/a	63.348	n/a	n/a
35	5.986	6.210	6.584	7.108	7.482	78	n/a	n/a	67.606	n/a	n/a
36	6.286	6.521	6.914	7.464	7.857	79	n/a	n/a	72.238	n/a	n/a
37	6.601	6.848	7.261	7.838	8.251	80	n/a	n/a	77.295	n/a	n/a
38	6.934	7.194	7.627	8.234	8.667	81	n/a	n/a	82.836	n/a	n/a
39	7.286	7.559	8.014	8.652	9.107	82	n/a	n/a	88.784	n/a	n/a
40	7.658	7.946	8.424	9.094	9.573	83	n/a	n/a	95.157	n/a	n/a
41	8.053	8.355	8.858	9.563	10.066	84	n/a	n/a	102.064	n/a	n/a
42	8.470	8.788	9.317	10.059	10.588	85	n/a	n/a	109.558	n/a	n/a

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"Bands" as used in the Administrative Target Factor and Surrender Charge Percentage tables below correspond to particular ranges of Specified Amount:  Band 2 = Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Specified Amounts equal to or greater than $1,000,000.

Administrative Target Factor

Age	Band 2	Band 3	Band 4	Band 5	Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00	43	7.50	4.90	4.90	4.90
1	6.00	4.00	4.00	4.00	44	7.50	4.95	4.95	4.95
2	6.00	4.00	4.00	4.00	45	7.50	5.00	5.00	5.00
3	6.00	4.00	4.00	4.00	46	7.50	5.00	5.00	5.00
4	6.00	4.00	4.00	4.00	47	7.50	5.00	5.00	5.00
5	6.00	4.00	4.00	4.00	48	7.50	5.00	5.00	5.00
6	6.00	4.00	4.00	4.00	49	7.50	5.00	5.00	5.00
7	6.00	4.00	4.00	4.00	50	7.50	5.00	5.00	5.00
8	6.00	4.00	4.00	4.00	51	7.50	5.00	5.00	5.00
9	6.00	4.00	4.00	4.00	52	7.50	5.00	5.00	5.00
10	6.00	4.00	4.00	4.00	53	7.50	5.00	5.00	5.00
11	6.00	4.00	4.00	4.00	54	7.50	5.00	5.00	5.00
12	6.00	4.00	4.00	4.00	55	7.50	5.00	5.00	5.00
13	6.00	4.00	4.00	4.00	56	7.50	5.00	5.00	5.00
14	6.00	4.00	4.00	4.00	57	7.50	5.00	5.00	5.00
15	6.00	4.00	4.00	4.00	58	7.50	5.00	5.00	5.00
16	6.00	4.00	4.00	4.00	59	7.50	5.00	5.00	5.00
17	6.00	4.00	4.00	4.00	60	7.50	5.00	5.00	5.00
18	6.00	4.00	4.00	4.00	61	7.50	5.00	5.00	5.00
19	6.00	4.00	4.00	4.00	62	7.50	5.00	5.00	5.00
20	6.00	4.00	4.00	4.00	63	7.50	5.00	5.00	5.00
21	6.00	4.00	4.00	4.00	64	7.50	5.00	5.00	5.00
22	6.00	4.00	4.00	4.00	65	7.50	5.00	5.00	5.00
23	6.00	4.00	4.00	4.00	66	7.60	5.15	5.15	5.15
24	6.00	4.00	4.00	4.00	67	7.70	5.30	5.30	5.30
25	6.00	4.00	4.00	4.00	68	7.80	5.45	5.45	5.45
26	6.15	4.05	4.05	4.05	69	7.90	5.60	5.60	5.60
27	6.30	4.10	4.10	4.10	70	8.00	5.75	5.75	5.75
28	6.45	4.15	4.15	4.15	71	8.10	5.90	5.90	5.90
29	6.60	4.20	4.20	4.20	72	8.20	6.05	6.05	6.05
30	6.75	4.25	4.25	4.25	73	8.30	6.20	6.20	6.20
31	6.90	4.30	4.30	4.30	74	8.40	6.35	6.35	6.35
32	7.05	4.35	4.35	4.35	75	8.50	6.50	6.50	6.50
33	7.20	4.40	4.40	4.40	76	8.55	6.65	6.65	6.65
34	7.35	4.45	4.45	4.45	77	8.60	6.80	6.80	6.80
35	7.50	4.50	4.50	4.50	78	8.65	6.95	6.95	6.95
36	7.50	4.55	4.55	4.55	79	8.70	7.10	7.10	7.10
37	7.50	4.60	4.60	4.60	80	8.75	7.25	7.25	7.25
38	7.50	4.65	4.65	4.65	81	8.80	7.40	7.40	7.40
39	7.50	4.70	4.70	4.70	82	8.85	7.55	7.55	7.55
40	7.50	4.75	4.75	4.75	83	8.90	7.70	7.70	7.70
41	7.50	4.80	4.80	4.80	84	8.95	7.85	7.85	7.85
42	7.50	4.85	4.85	4.85	85	9.00	8.00	8.00	8.00

5

Surrender Charge Percentage

Issue			Issue
Age	Male	Female	Age	Male	Female
0	65.0%	65.0%	43	65.0%	65.0%
1	65.0%	65.0%	44	65.0%	65.0%
2	65.0%	65.0%	45	65.0%	65.0%
3	65.0%	65.0%	46	65.0%	65.0%
4	65.0%	65.0%	47	65.0%	65.0%
5	65.0%	65.0%	48	65.0%	65.0%
6	65.0%	65.0%	49	65.0%	65.0%
7	65.0%	65.0%	50	65.0%	65.0%
8	65.0%	65.0%	51	65.0%	65.0%
9	65.0%	65.0%	52	65.0%	65.0%
10	65.0%	65.0%	53	65.0%	65.0%
11	65.0%	65.0%	54	65.0%	65.0%
12	65.0%	65.0%	55	65.0%	65.0%
13	65.0%	65.0%	56	65.0%	65.0%
14	65.0%	65.0%	57	65.0%	65.0%
15	65.0%	65.0%	58	65.0%	65.0%
16	65.0%	65.0%	59	65.0%	65.0%
17	65.0%	65.0%	60	65.0%	65.0%
18	65.0%	65.0%	61	65.0%	65.0%
19	65.0%	65.0%	62	65.0%	65.0%
20	65.0%	65.0%	63	65.0%	65.0%
21	65.0%	65.0%	64	65.0%	65.0%
22	65.0%	65.0%	65	65.0%	65.0%
23	65.0%	65.0%	66	65.0%	65.0%
24	65.0%	65.0%	67	65.0%	65.0%
25	65.0%	65.0%	68	65.0%	65.0%
26	65.0%	65.0%	69	65.0%	65.0%
27	65.0%	65.0%	70	65.0%	65.0%
28	65.0%	65.0%	71	65.0%	65.0%
29	65.0%	65.0%	72	64.0%	65.0%
30	65.0%	65.0%	73	59.0%	65.0%
31	65.0%	65.0%	74	55.0%	65.0%
32	65.0%	65.0%	75	51.0%	65.0%
33	65.0%	65.0%	76	48.0%	65.0%
34	65.0%	65.0%	77	44.0%	60.0%
35	65.0%	65.0%	78	41.0%	56.0%
36	65.0%	65.0%	79	38.0%	52.0%
37	65.0%	65.0%	80	35.0%	49.0%
38	65.0%	65.0%	81	33.0%	45.0%
39	65.0%	65.0%	82	30.0%	42.0%
40	65.0%	65.0%	83	28.0%	39.0%
41	65.0%	65.0%	84	26.0%	36.0%
42	65.0%	65.0%	85	24.0%	33.0%

6

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option elected, Specified Amount, planned periodic Premiums, and Riders requested.  We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

Advertising

Rating Agencies.  Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts.  We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to flexible premium policies such as this one.

The tables that follow show, numerically, the requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of the Insured	Applicable Percentage	Attained Age of the Insured	Applicable Percentage

0-40	250%	70	115%
41	243%	71	113%
42	236%	72	111%
43	229%	73	109%
44	222%	74	107%

45	215%	75	105%
46	209%	76	105%
47	203%	77	105%
48	197%	78	105%
49	191%	79	105%

50	185%	80	105%
51	178%	81	105%
52	171%	82	105%
53	164%	83	105%
54	157%	84	105%

55	150%	85	105%
56	146%	86	105%

7

57	142%	87	105%
58	138%	88	105%
59	134%	89	105%

60	130%	90	105%
61	128%	91	104%
62	126%	92	103%
63	124%	93	102%
64	122%	94	101%

65	120%	95	100%
66	119%	96	100%
67	118%	97	100%
68	117%	98	100%
69	116%	99-120	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 2001 CSO mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the ages, sexes, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male preferred non-tobacco issue age 55.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	244%	16	162%	31	122%
2	236%	17	158%	32	120%
3	229%	18	155%	33	119%
4	223%	19	151%	34	117%
5	216%	20	148%	35	116%
6	210%	21	145%	36	115%
7	204%	22	142%	37	114%
8	199%	23	139%	38	113%
9	193%	24	136%	39	112%
10	188%	25	134%	40	110%
11	183%	26	132%	41	109%
12	179%	27	129%	42	108%
13	174%	28	127%	43	106%
14	170%	29	125%	44	104%
15	166%	30	123%	45	101%
				46+	100%

8

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series I (AVBVI)
12,118 shares (cost $114,639 )	$49,685
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
991 shares (cost $24,970 )	16,734
AIM VIF - Capital Development Fund - Series I (AVCDI)
7,174 shares (cost $98,601 )	56,893
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
1,924 shares (cost $21,944 )	19,085
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
11,786 shares (cost $120,400 )	116,683
American Century VP - International Fund - Class III (ACVI3)
1,730 shares (cost $14,350 )	10,277
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
30,521 shares (cost $376,219 )	298,492
American Century VP - Ultra(R) Fund - Class I (ACVU1)
5,132 shares (cost $49,738 )	31,102
American Century VP - Value Fund - Class I (ACVV)
160,392 shares (cost $1,137,141 )	750,634
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
10,410 shares (cost $194,613 )	112,117
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
23,642 shares (cost $379,062 )	244,931
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
47,979 shares (cost $1,644,352 )	1,102,568
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
1,246 shares (cost $50,518 )	35,980
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
4,809 shares (cost $49,658 )	48,091
Federated IS - Quality Bond Fund II - Primary Class (FQB)
3,900 shares (cost $42,832 )	39,001
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
28,772 shares (cost $640,578 )	378,064
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
37,705 shares (cost $1,376,475 )	884,945
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
89,431 shares (cost $1,881,835 )	1,082,114
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
121,676 shares (cost $3,533,012 )	1,865,295
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
90,266 shares (cost $1,108,046 )	1,060,623
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
52,776 shares (cost $1,558,185 )	967,381
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
4,900 shares (cost $49,471 )	24,108
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
38,075 shares (cost $817,854 )	434,053

(Continued)

2

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
3,011 shares (cost $32,405 )	$24,780
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
30,234 shares (cost $322,921 )	232,802
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
44,742 shares (cost $484,654 )	318,564
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
50,218 shares (cost $607,609 )	302,313
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
64,989 shares (cost $1,120,164 )	695,381
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
11,962 shares (cost $93,401 )	67,107
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
14,172 shares (cost $235,234 )	242,193
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
13,762 shares (cost $191,516 )	156,064
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,761 shares (cost $53,278 )	38,547
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
51,134 shares (cost $865,619 )	548,664
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
5,902 shares (cost $54,334 )	48,836
Ivy Fund VIP, Inc. - Balanced (WRBP)
4 shares (cost $28 )	28
Ivy Fund VIP, Inc. - Bond (WRBDP)
3,823 shares (cost $19,923 )	20,404
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
1,314 shares (cost $11,967 )	10,661
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2,267 shares (cost $12,562 )	11,586
Ivy Fund VIP, Inc. - Energy (WRENG)
114 shares (cost $443 )	426
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
5,561 shares (cost $25,026 )	18,407
Ivy Fund VIP, Inc. - Growth (WRGP)
1,249 shares (cost $11,511 )	9,432
Ivy Fund VIP, Inc. - High Income (WRHIP)
6,483 shares (cost $16,652 )	16,105
Ivy Fund VIP, Inc. - International Growth (WRIP)
2,355 shares (cost $15,742 )	14,140
Ivy Fund VIP, Inc. - International Value (WRI2P)
410 shares (cost $6,111 )	5,110
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2 shares (cost $19 )	20
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
170 shares (cost $762 )	767
Ivy Fund VIP, Inc. - Money Market (WRMMP)
91,478 shares (cost $91,478 )	91,478

(Continued)

3

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)
9,910 shares (cost $38,902 )	$40,265
Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
19,314 shares (cost $75,099 )	77,528
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
624 shares (cost $2,461 )	2,687
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
150 shares (cost $2,173 )	1,712
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
272 shares (cost $2,156 )	1,656
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
112 shares (cost $1,122 )	1,148
Ivy Fund VIP, Inc. - Value (WRVP)
490 shares (cost $1,969 )	2,035
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
18,664 shares (cost $652,675 )	424,040
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
3,050 shares (cost $40,816 )	24,159
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
30,863 shares (cost $1,570,245 )	807,063
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
38,843 shares (cost $493,231 )	416,013
M Fund, Inc - Brandes International Equity Fund (MFBIE)
3,984 shares (cost $56,994 )	37,606
M Fund, Inc - Business Opportunity Value Fund (MFBOV)
6,516 shares (cost $76,943 )	50,109
M Fund, Inc - Frontier Capital Appreciation Fund (MFFCA)
3,510 shares (cost $76,962 )	48,374
M Fund, Inc - Turner Core Growth Fund (MFTCG)
3,630 shares (cost $55,307 )	35,207
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
378 shares (cost $3,886 )	2,687
MFS(R) VIT - Value Series - Initial Class (MVFIC)
46,050 shares (cost $630,580 )	449,445
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
52,074 shares (cost $881,692 )	677,484
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
19,662 shares (cost $213,313 )	187,381
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
17,753 shares (cost $361,661 )	265,227
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
11,082 shares (cost $676,228 )	409,467
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
5,516 shares (cost $181,649 )	144,785
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
15,688 shares (cost $117,285 )	103,072
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
22,729 shares (cost $185,087 )	184,556

(Continued)

4

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
29,322 shares (cost $214,657 )	$217,865
Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
5,709 shares (cost $52,614 )	52,065
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
20,267 shares (cost $152,979 )	157,676
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
53,934 shares (cost $396,498 )	381,856
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
13,547 shares (cost $123,803 )	114,746
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
4,873 shares (cost $47,548 )	47,223
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
37,562 shares (cost $272,403 )	187,058
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
70,604 shares (cost $1,115,358 )	496,348
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
4,351 shares (cost $44,096 )	27,196
Nationwide VIT - Government Bond Fund - Class I (GBF)
119,838 shares (cost $1,392,962 )	1,439,257
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
8,449 shares (cost $88,064 )	68,435
Nationwide VIT - International Index Fund - Class VI (GVIX6)
18,745 shares (cost $200,212 )	121,093
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
108,000 shares (cost $1,121,104 )	744,119
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
24,042 shares (cost $232,979 )	222,871
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
116,666 shares (cost $1,320,056 )	986,992
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
291,897 shares (cost $3,280,606 )	2,323,504
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
15,047 shares (cost $160,934 )	133,168
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
236 shares (cost $2,202 )	2,303
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
29,529 shares (cost $882,364 )	517,637
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
29,612 shares (cost $518,836 )	333,139
Nationwide VIT - Money Market Fund - Class I (SAM)
4,759,711 shares (cost $4,759,711 )	4,759,711
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
79,865 shares (cost $729,225 )	511,934
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
70,422 shares (cost $1,077,139 )	542,248
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,259 shares (cost $14,762 )	15,228

(Continued)

5

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
179 shares (cost $1,466 )	$1,188
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
25,039 shares (cost $246,947 )	165,259
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
55,702 shares (cost $533,221 )	393,811
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
5,668 shares (cost $80,226 )	54,698
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,360 shares (cost $198,195 )	121,545
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
21,984 shares (cost $424,242 )	236,551
Nationwide VIT - Nationwide Fund - Class I (TRF)
100,722 shares (cost $1,167,416 )	656,711
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
38 shares (cost $202 )	212
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
85,170 shares (cost $793,650 )	548,498
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
913 shares (cost $8,924 )	8,924
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
36,619 shares (cost $147,255 )	82,393
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
9,987 shares (cost $99,975 )	59,525
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
52,363 shares (cost $585,715 )	366,021
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
25,602 shares (cost $233,513 )	187,406
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
4,049 shares (cost $26,665 )	23,121
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
28,491 shares (cost $340,418 )	207,696
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
20,647 shares (cost $327,376 )	190,361
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2,074 shares (cost $29,643 )	17,317
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
47,359 shares (cost $735,274 )	444,705
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
6,708 shares (cost $274,940 )	172,202
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
14,985 shares (cost $486,206 )	304,797
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
8,594 shares (cost $44,301 )	13,493
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
1,327 shares (cost $11,018 )	2,096
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
44,024 shares (cost $733,036 )	468,856

(Continued)

6

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
45,228 shares (cost $1,048,054 )	$658,519
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
87,451 shares (cost $871,759 )	585,920
T. Rowe Price Equity Income Portfolio - II (TREI2)
18,809 shares (cost $378,917 )	269,152
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
12,168 shares (cost $60,401 )	58,771
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
29,745 shares (cost $334,405 )	294,769
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
54,859 shares (cost $888,252 )	450,390

Total Investments	38,344,956

Total Assets	38,344,956

Accounts Payable - Ivy Fund VIP, Inc. - Balanced (WRBP)	3

Accounts Payable - Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)	2

Accounts Payable - Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	25

Accounts Payable - Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund – Class I (NVNMO1)	10

Other Payables	4,111

$38,340,805

Contract Owners’ Equity:
Accumulation units	38,340,805

Total Contract Owners’ Equity (note 8)	$38,340,805

See accompanying notes to financial statements.

7

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

	Total	AVBVI	AVCA	AVCDI	ALVSVA	ACVIP2	ACVI3	ACVMV1

Investment Activity:
Reinvested dividends	$740,322	723	-	-	-	2,405	47	301

Net investment income (loss)	740,322	723	-	-	-	2,405	47	301

Proceeds from mutual fund shares sold	17,135,246	17,036	6,468	24,080	358	5,667	3,409	151,555
Cost of mutual fund shares sold	(18,740,423)	(22,683)	(6,744)	(29,340)	(536)	(5,550)	(4,770)	(179,811)

Realized gain (loss) on investments	(1,605,177)	(5,647)	(276)	(5,260)	(178)	117	(1,361)	(28,256)
Change in unrealized gain (loss) on investments	(17,219,472)	(62,220)	(10,821)	(41,879)	(2,859)	(5,034)	(4,057)	(64,577)

Net gain (loss) on investments	(18,824,649)	(67,867)	(11,097)	(47,139)	(3,037)	(4,917)	(5,418)	(92,833)

Reinvested capital gains	2,523,880	15,632	-	10,443	-	-	552	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,560,447)	(51,512)	(11,097)	(36,696)	(3,037)	(2,512)	(4,819)	(92,532)

	ACVU1	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FVMOS	FQB

Investment Activity:
Reinvested dividends	$-	18,664	-	1,957	28,941	909	420	1,670

Net investment income (loss)	-	18,664	-	1,957	28,941	909	420	1,670

Proceeds from mutual fund shares sold	8,948	65,770	78,762	21,249	49,343	24,664	2,816	9,544
Cost of mutual fund shares sold	(10,127)	(106,000)	(89,132)	(28,547)	(54,042)	(28,252)	(2,905)	(10,038)

Realized gain (loss) on investments	(1,179)	(40,230)	(10,370)	(7,298)	(4,699)	(3,588)	(89)	(494)
Change in unrealized gain (loss) on investments	(27,053)	(322,940)	(94,645)	(125,391)	(579,806)	(18,593)	(1,717)	(4,258)

Net gain (loss) on investments	(28,232)	(363,170)	(105,015)	(132,689)	(584,505)	(22,181)	(1,806)	(4,752)

Reinvested capital gains	6,715	99,086	7,205	33,860	-	3,385	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,517)	(245,420)	(97,810)	(96,872)	(555,564)	(17,887)	(1,386)	(3,082)

(Continued)

8

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	FEIS	FGS	FOSR	FCS	FIGBS	FMCS	FVSS	FNRS2

Investment Activity:
Reinvested dividends	$12,647	9,951	40,854	24,018	33,396	4,239	268	-

Net investment income (loss)	12,647	9,951	40,854	24,018	33,396	4,239	268	-

Proceeds from mutual fund shares sold	45,778	138,003	74,644	179,682	246,264	132,480	3,240	179,524
Cost of mutual fund shares sold	(65,347)	(121,313)	(92,534)	(267,733)	(254,654)	(167,349)	(5,547)	(176,972)

Realized gain (loss) on investments	(19,569)	16,690	(17,890)	(88,051)	(8,390)	(34,869)	(2,307)	2,552
Change in unrealized gain (loss) on investments	(212,643)	(775,286)	(955,031)	(1,308,147)	(63,741)	(646,877)	(24,694)	(420,952)

Net gain (loss) on investments	(232,212)	(758,596)	(972,921)	(1,396,198)	(72,131)	(681,746)	(27,001)	(418,400)

Reinvested capital gains	361	-	152,899	64,210	660	156,793	5,899	22,506

Net increase (decrease) in contract owners’ equity resulting from operations	$(219,204)	(748,645)	(779,168)	(1,307,970)	(38,075)	(520,714)	(20,834)	(395,894)

	FF10S	FF20S	FF30S	FTVDM3	TIF3	FTVFA2	FTVGI3	FTVIS2

Investment Activity:
Reinvested dividends	$841	7,554	9,306	10,962	18,113	1,932	4,422	4,743

Net investment income (loss)	841	7,554	9,306	10,962	18,113	1,932	4,422	4,743

Proceeds from mutual fund shares sold	540	146,579	39,814	37,292	95,579	2,231	16,831	17,560
Cost of mutual fund shares sold	(562)	(189,091)	(42,526)	(36,900)	(101,990)	(2,875)	(14,603)	(23,168)

Realized gain (loss) on investments	(22)	(42,512)	(2,712)	392	(6,411)	(644)	2,228	(5,608)
Change in unrealized gain (loss) on investments	(9,307)	(97,491)	(181,873)	(364,615)	(462,183)	(26,293)	2,434	(34,102)

Net gain (loss) on investments	(9,329)	(140,003)	(184,585)	(364,223)	(468,594)	(26,937)	4,662	(39,710)

Reinvested capital gains	1,193	12,372	26,121	79,528	69,923	1,917	-	1,986

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,295)	(120,077)	(149,158)	(273,733)	(380,558)	(23,088)	9,084	(32,981)

(Continued)

9

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	FTVRDI	FTVSVI	WRASP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

Investment Activity:
Reinvested dividends	$1,088	9,274	266	19	26	13	1	516

Net investment income (loss)	1,088	9,274	266	19	26	13	1	516

Proceeds from mutual fund shares sold	12,671	99,982	1,386	576	97	107	78	234
Cost of mutual fund shares sold	(14,234)	(127,169)	(1,646)	(584)	(111)	(122)	(91)	(438)

Realized gain (loss) on investments	(1,563)	(27,187)	(260)	(8)	(14)	(15)	(13)	(204)
Change in unrealized gain (loss) on investments	(15,185)	(271,756)	(5,498)	481	(1,306)	(977)	(17)	(6,619)

Net gain (loss) on investments	(16,748)	(298,943)	(5,758)	473	(1,320)	(992)	(30)	(6,823)

Reinvested capital gains	403	50,168	4,364	-	390	23	1	2,095

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,257)	(239,501)	(1,128)	492	(904)	(956)	(28)	(4,212)

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRPMP

Investment Activity:
Reinvested dividends	$-	127	50	36	-	-	53	-

Net investment income (loss)	-	127	50	36	-	-	53	-

Proceeds from mutual fund shares sold	407	266	317	456	-	211	15,136	1,462
Cost of mutual fund shares sold	(544)	(326)	(434)	(637)	-	(233)	(15,136)	(1,523)

Realized gain (loss) on investments	(137)	(60)	(117)	(181)	-	(22)	-	(61)
Change in unrealized gain (loss) on investments	(2,078)	(547)	(1,601)	(1,001)	1	5	-	1,363

Net gain (loss) on investments	(2,215)	(607)	(1,718)	(1,182)	1	(17)	-	1,302

Reinvested capital gains	131	-	421	145	-	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,084)	(480)	(1,247)	(1,001)	1	(1)	53	1,302

(Continued)

10

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	WRPMAP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	JACAS	JARLCS

Investment Activity:
Reinvested dividends	$-	24	-	-	3	7	21	223

Net investment income (loss)	-	24	-	-	3	7	21	223

Proceeds from mutual fund shares sold	974	79	288	110	13	38	69,612	518
Cost of mutual fund shares sold	(1,000)	(88)	(397)	(153)	(13)	(38)	(75,317)	(694)

Realized gain (loss) on investments	(26)	(9)	(109)	(43)	-	-	(5,705)	(176)
Change in unrealized gain (loss) on investments	2,430	226	(460)	(500)	27	66	(234,112)	(15,849)

Net gain (loss) on investments	2,404	217	(569)	(543)	27	66	(239,817)	(16,025)

Reinvested capital gains	-	68	67	34	27	21	-	1,938

Net increase (decrease) in contract owners’ equity resulting from operations	$2,404	309	(502)	(509)	57	94	(239,796)	(13,864)

	JAIGS2	AMTB	MFBIE	MFBOV	MFFCA	MFTCG	MIGIC	MVFIC

Investment Activity:
Reinvested dividends	$25,592	21,204	1,724	30	-	8	17	4,326

Net investment income (loss)	25,592	21,204	1,724	30	-	8	17	4,326

Proceeds from mutual fund shares sold	82,990	157,790	24,438	4,570	2,784	14,033	1,082	75,851
Cost of mutual fund shares sold	(111,417)	(161,928)	(30,454)	(5,588)	(4,092)	(18,012)	(1,266)	(92,700)

Realized gain (loss) on investments	(28,427)	(4,138)	(6,016)	(1,018)	(1,308)	(3,979)	(184)	(16,849)
Change in unrealized gain (loss) on investments	(833,455)	(78,420)	(18,244)	(26,834)	(27,127)	(20,100)	(1,367)	(192,392)

Net gain (loss) on investments	(861,882)	(82,558)	(24,260)	(27,852)	(28,435)	(24,079)	(1,551)	(209,241)

Reinvested capital gains	137,243	-	4,150	2,091	1,955	1,055	140	14,598

Net increase (decrease) in contract owners’ equity resulting from operations	$(699,047)	(61,354)	(18,386)	(25,731)	(26,480)	(23,016)	(1,394)	(190,317)

(Continued)

11

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA1	NVCRB1	NVCCA1

Investment Activity:
Reinvested dividends	$18,544	10,198	7,324	10,539	2,863	876	1,576	1,621

Net investment income (loss)	18,544	10,198	7,324	10,539	2,863	876	1,576	1,621

Proceeds from mutual fund shares sold	46,616	19,075	34,779	34,368	4,998	12,148	55,990	45,181
Cost of mutual fund shares sold	(65,087)	(22,449)	(39,207)	(48,584)	(6,909)	(17,997)	(65,769)	(58,500)

Realized gain (loss) on investments	(18,471)	(3,374)	(4,428)	(14,216)	(1,911)	(5,849)	(9,779)	(13,319)
Change in unrealized gain (loss) on investments	(196,148)	(23,642)	(101,277)	(268,514)	(36,572)	(14,213)	(532)	3,209

Net gain (loss) on investments	(214,619)	(27,016)	(105,705)	(282,730)	(38,483)	(20,062)	(10,311)	(10,110)

Reinvested capital gains	7,621	127	7,453	28,511	32	2,167	832	2,004

Net increase (decrease) in contract owners’ equity resulting from operations	$(188,454)	(16,691)	(90,928)	(243,680)	(35,588)	(17,019)	(7,903)	(6,485)

	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	HIBF3	GEM3	NVIE6

Investment Activity:
Reinvested dividends	$562	1,435	2,752	1,136	653	18,939	9,414	297

Net investment income (loss)	562	1,435	2,752	1,136	653	18,939	9,414	297

Proceeds from mutual fund shares sold	3,267	99,409	61,993	4,760	1,121	44,544	68,993	683
Cost of mutual fund shares sold	(3,569)	(120,248)	(88,321)	(4,962)	(1,148)	(61,156)	(73,495)	(1,204)

Realized gain (loss) on investments	(302)	(20,839)	(26,328)	(202)	(27)	(16,612)	(4,502)	(521)
Change in unrealized gain (loss) on investments	(548)	4,697	(14,643)	(9,056)	(325)	(80,261)	(746,380)	(16,900)

Net gain (loss) on investments	(850)	(16,142)	(40,971)	(9,258)	(352)	(96,873)	(750,882)	(17,421)

Reinvested capital gains	90	1,054	4,092	299	-	-	173,655	4,511

Net increase (decrease) in contract owners’ equity resulting from operations	$(198)	(13,653)	(34,127)	(7,823)	301	(77,934)	(567,813)	(12,613)

(Continued)

12

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GBF	GVGHS	GVIX6	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC

Investment Activity:
Reinvested dividends	$37,116	227	3,351	14,635	4,574	26,142	61,886	3,147

Net investment income (loss)	37,116	227	3,351	14,635	4,574	26,142	61,886	3,147

Proceeds from mutual fund shares sold	203,591	30,906	9,042	168,323	10,274	93,625	633,780	15,522
Cost of mutual fund shares sold	(198,453)	(34,933)	(11,115)	(275,216)	(10,989)	(104,519)	(799,734)	(17,640)

Realized gain (loss) on investments	5,138	(4,027)	(2,073)	(106,893)	(715)	(10,894)	(165,954)	(2,118)
Change in unrealized gain (loss) on investments	40,050	(23,892)	(89,855)	(369,450)	(10,034)	(337,235)	(973,554)	(27,601)

Net gain (loss) on investments	45,188	(27,919)	(91,928)	(476,343)	(10,749)	(348,129)	(1,139,508)	(29,719)

Reinvested capital gains	-	6,697	239	151,355	2,187	85,895	272,695	6,620

Net increase (decrease) in contract owners’ equity resulting from operations	$82,304	(20,995)	(88,338)	(310,353)	(3,988)	(236,092)	(804,927)	(19,952)

	NVLCP1	SGRF	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1

Investment Activity:
Reinvested dividends	$30	-	4,865	51,748	518	12,241	34	8

Net investment income (loss)	30	-	4,865	51,748	518	12,241	34	8

Proceeds from mutual fund shares sold	83	508,063	25,258	8,730,334	24,022	249,232	6,674	274
Cost of mutual fund shares sold	(85)	(523,285)	(32,395)	(8,730,334)	(30,663)	(285,332)	(9,375)	(393)

Realized gain (loss) on investments	(2)	(15,222)	(7,137)	-	(6,641)	(36,100)	(2,701)	(119)
Change in unrealized gain (loss) on investments	101	(442,446)	(186,519)	-	(217,291)	(503,600)	467	(278)

Net gain (loss) on investments	99	(457,668)	(193,656)	-	(223,932)	(539,700)	(2,234)	(397)

Reinvested capital gains	-	-	24,573	-	-	112,120	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$129	(457,668)	(164,218)	51,748	(223,414)	(415,339)	(2,200)	(389)

(Continued)

13

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	NVMMG1	NVMMV2	SCGF	SCVF	SCF	TRF	NVNMO1	NVNSR2

Investment Activity:
Reinvested dividends	$-	3,697	-	1,753	2,533	11,215	-	1,617

Net investment income (loss)	-	3,697	-	1,753	2,533	11,215	-	1,617

Proceeds from mutual fund shares sold	9,300	29,387	26,110	24,642	28,697	464,797	123	24,182
Cost of mutual fund shares sold	(11,572)	(33,316)	(29,948)	(40,589)	(39,719)	(494,608)	(159)	(33,354)

Realized gain (loss) on investments	(2,272)	(3,929)	(3,838)	(15,947)	(11,022)	(29,811)	(36)	(9,172)
Change in unrealized gain (loss) on investments	(81,689)	(139,410)	(29,601)	(42,537)	(172,985)	(539,952)	11	(245,152)

Net gain (loss) on investments	(83,961)	(143,339)	(33,439)	(58,484)	(184,007)	(569,763)	(25)	(254,324)

Reinvested capital gains	-	-	-	-	62,513	132,450	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,961)	(139,642)	(33,439)	(56,731)	(118,961)	(426,098)	(25)	(252,707)

	NVSTB2	GGTC3	GVUG1	EIF	MSBF	NVRE1	AMINS	AMRS

Investment Activity:
Reinvested dividends	$-	-	-	10,773	14,113	649	20	2,602

Net investment income (loss)	-	-	-	10,773	14,113	649	20	2,602

Proceeds from mutual fund shares sold	2	34,134	8,355	345,678	18,049	4,570	636,033	10,582
Cost of mutual fund shares sold	(2)	(49,460)	(10,317)	(443,015)	(22,615)	(7,390)	(756,868)	(12,191)

Realized gain (loss) on investments	-	(15,326)	(1,962)	(97,337)	(4,566)	(2,820)	(120,835)	(1,609)
Change in unrealized gain (loss) on investments	-	(72,335)	(45,047)	(150,948)	(46,634)	(3,544)	(79,827)	(139,197)

Net gain (loss) on investments	-	(87,661)	(47,009)	(248,285)	(51,200)	(6,364)	(200,662)	(140,806)

Reinvested capital gains	-	17,249	13,969	7,020	5,012	-	64	566

Net increase (decrease) in contract owners’ equity resulting from operations	$-	(70,412)	(33,040)	(230,492)	(32,075)	(5,715)	(200,578)	(137,638)

(Continued)

14

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	AMFAS	AMSRS	OVGR	OVGS3	OVHI3	OVHI	OVSC	OVGI

Investment Activity:
Reinvested dividends	$-	13,218	280	4,713	1,127	707	2,613	9,892

Net investment income (loss)	-	13,218	280	4,713	1,127	707	2,613	9,892

Proceeds from mutual fund shares sold	3,302	902,314	102,329	58,000	11,135	2,073	123,365	129,036
Cost of mutual fund shares sold	(3,942)	(965,652)	(108,197)	(74,656)	(14,191)	(2,855)	(151,210)	(146,260)

Realized gain (loss) on investments	(640)	(63,338)	(5,868)	(16,656)	(3,056)	(782)	(27,845)	(17,224)
Change in unrealized gain (loss) on investments	(11,333)	(309,769)	(118,678)	(190,628)	(30,510)	(8,235)	(246,271)	(396,201)

Net gain (loss) on investments	(11,973)	(373,107)	(124,546)	(207,284)	(33,566)	(9,017)	(274,116)	(413,425)

Reinvested capital gains	854	45,193	-	20,747	-	-	29,016	42,980

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,119)	(314,696)	(124,266)	(181,824)	(32,439)	(8,310)	(242,487)	(360,553)

	TRBCG2	TREI2	TRLT2	MSVFI	MSVRE

Investment Activity:
Reinvested dividends	$838	5,267	1,585	15,058	22,870

Net investment income (loss)	838	5,267	1,585	15,058	22,870

Proceeds from mutual fund shares sold	47,840	32,337	5,273	226,408	185,999
Cost of mutual fund shares sold	(49,969)	(39,950)	(5,276)	(238,701)	(403,349)

Realized gain (loss) on investments	(2,129)	(7,613)	(3)	(12,293)	(217,350)
Change in unrealized gain (loss) on investments	(313,333)	(100,004)	(1,672)	(43,745)	(320,507)

Net gain (loss) on investments	(315,462)	(107,617)	(1,675)	(56,038)	(537,857)

Reinvested capital gains	-	5,806	-	-	250,822

Net increase (decrease) in contract owners’ equity resulting from operations	$(314,624)	(96,544)	(90)	(40,980)	(264,165)

See accompanying notes to financial statements.

15

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBVI		AVCA		AVCDI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$740,322	387,083	723	574	-	-	-	-
Realized gain (loss) on investments	(1,605,177)	323,608	(5,647)	629	(276)	302	(5,260)	530
Change in unrealized gain (loss) on investments	(17,219,472)	(327,339)	(62,220)	(6,699)	(10,821)	1,930	(41,879)	(891)
Reinvested capital gains	2,523,880	1,266,523	15,632	5,354	-	-	10,443	2,947

Net increase (decrease) in contract owners’ equity resulting from operations	(15,560,447)	1,649,875	(51,512)	(142)	(11,097)	2,232	(36,696)	2,586

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,921,690	20,799,628	28,903	25,347	11,405	10,058	33,715	16,528
Transfers between funds	-	-	(3,542)	17,321	310	1,407	31,552	6,135
Surrenders (note 6)	(613,268)	(4,943)	(4,052)	-	-	-	-	-
Death benefits (note 4)	(8,801)	(3,392)	-	-	-	-	-	(11)
Net policy repayments (loans) (note 5)	(221,696)	(497,304)	(1,294)	-	(4,388)	-	-	-
Deductions for surrender charges (note 2d)	(276,142)	(54,708)	(1,491)	(335)	(159)	(67)	(26)	(334)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,685,829)	(3,379,592)	(12,101)	(10,182)	(4,788)	(3,490)	(10,209)	(5,539)
Asset charges (note 3)	(165,548)	(98,748)	(370)	(356)	(100)	(98)	(281)	(160)
Adjustments to maintain reserves	(7,192)	(867)	(20)	5	(21)	2	(52)	25

Net equity transactions	20,943,214	16,760,074	6,033	31,800	2,259	7,812	54,699	16,644

Net change in contract owners’ equity	5,382,767	18,409,949	(45,479)	31,658	(8,838)	10,044	18,003	19,230
Contract owners’ equity beginning of period	32,958,038	14,548,089	95,160	63,502	25,566	15,522	38,870	19,640

Contract owners’ equity end of period	$38,340,805	32,958,038	49,681	95,160	16,728	25,566	56,873	38,870

CHANGES IN UNITS:
Beginning units	2,416,398	1,154,622	7,730	5,238	1,938	1,318	2,714	1,520
Units purchased	3,755,602	2,664,365	3,171	3,358	1,145	908	6,569	1,618
Units redeemed	(1,801,931)	(1,402,589)	(2,534)	(866)	(878)	(288)	(1,787)	(424)

Ending units	4,370,069	2,416,398	8,367	7,730	2,205	1,938	7,496	2,714

(Continued)

16

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVSVA		ACVIP2		ACVI3		ACVMV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	2,405	1,250	47	-	301	1,466
Realized gain (loss) on investments	(178)	-	117	(55)	(1,361)	32	(28,256)	2,690
Change in unrealized gain (loss) on investments	(2,859)	-	(5,034)	1,431	(4,057)	(16)	(64,577)	(18,650)
Reinvested capital gains	-	-	-	-	552	-	-	1,173

Net increase (decrease) in contract owners’ equity resulting from operations	(3,037)	-	(2,512)	2,626	(4,819)	16	(92,532)	(13,321)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,352	-	27,527	17,897	13,366	911	213,005	84,179
Transfers between funds	16,400	-	65,087	(798)	1,295	5,416	22,065	99,584
Surrenders (note 6)	-	-	(9)	-	(1)	-	(5,172)	(5)
Death benefits (note 4)	-	-	-	-	-	-	(11)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1,521)	-
Deductions for surrender charges (note 2d)	-	-	(815)	(239)	(155)	-	(3,024)	(359)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(601)	-	(10,248)	(4,726)	(5,411)	(291)	(51,021)	(28,497)
Asset charges (note 3)	(27)	-	(301)	(124)	(47)	(4)	(1,486)	(849)
Adjustments to maintain reserves	(168)	-	(108)	7	(25)	17	(103)	(33)

Net equity transactions	21,956	-	81,133	12,017	9,022	6,049	172,732	154,020

Net change in contract owners’ equity	18,919	-	78,621	14,643	4,203	6,065	80,200	140,699
Contract owners’ equity beginning of period	-	-	37,981	23,338	6,065	-	218,227	77,528

Contract owners’ equity end of period	$18,919	-	116,602	37,981	10,268	6,065	298,427	218,227

CHANGES IN UNITS:
Beginning units	-	-	3,362	2,262	352	-	16,400	5,692
Units purchased	3,147	-	8,145	1,954	1,150	369	24,387	13,073
Units redeemed	(126)	-	(1,019)	(854)	(422)	(17)	(11,142)	(2,365)

Ending units	3,021	-	10,488	3,362	1,080	352	29,645	16,400

(Continued)

17

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVU1		ACVV		ACVVS1		DVSCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	18,664	7,862	-	-	1,957	427
Realized gain (loss) on investments	(1,179)	322	(40,230)	167	(10,370)	506	(7,298)	859
Change in unrealized gain (loss) on investments	(27,053)	8,487	(322,940)	(88,467)	(94,645)	10,984	(125,391)	(13,223)
Reinvested capital gains	6,715	-	99,086	40,770	7,205	-	33,860	4,590

Net increase (decrease) in contract owners’ equity resulting from operations	(21,517)	8,809	(245,420)	(39,668)	(97,810)	11,490	(96,872)	(7,347)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,787	14,442	236,557	146,385	42,279	6,523	140,044	91,883
Transfers between funds	(109)	935	67,019	257,869	89,134	72,104	16,928	103,872
Surrenders (note 6)	(179)	-	(9,696)	(245)	(88)	-	(6,780)	-
Death benefits (note 4)	-	-	-	(10)	-	-	-	-
Net policy repayments (loans) (note 5)	(4,553)	-	(3,724)	(203)	(627)	-	(1)	(130)
Deductions for surrender charges (note 2d)	(212)	(30)	(4,008)	(202)	(536)	-	(3,104)	(873)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,392)	(6,039)	(73,127)	(46,920)	(21,867)	(3,856)	(47,122)	(34,683)
Asset charges (note 3)	(194)	(197)	(2,865)	(1,661)	(749)	(169)	(1,101)	(775)
Adjustments to maintain reserves	(27)	1	(30)	(7)	(67)	10	2	24

Net equity transactions	(879)	9,112	210,126	355,006	107,479	74,612	98,866	159,318

Net change in contract owners’ equity	(22,396)	17,921	(35,294)	315,338	9,669	86,102	1,994	151,971
Contract owners’ equity beginning of period	53,494	35,573	785,909	470,571	102,422	16,320	242,892	90,921

Contract owners’ equity end of period	$31,098	53,494	750,615	785,909	112,091	102,422	244,886	242,892

CHANGES IN UNITS:
Beginning units	4,394	3,536	65,490	37,198	5,864	1,306	19,302	7,178
Units purchased	1,143	1,438	29,279	32,125	8,298	4,816	14,561	14,915
Units redeemed	(1,172)	(580)	(9,348)	(3,833)	(1,671)	(258)	(5,695)	(2,791)

Ending units	4,365	4,394	85,421	65,490	12,491	5,864	28,168	19,302

(Continued)

18

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		FVMOS		FQB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$28,941	14,986	909	1,482	420	15	1,670	617
Realized gain (loss) on investments	(4,699)	12,724	(3,588)	8,242	(89)	(39)	(494)	(27)
Change in unrealized gain (loss) on investments	(579,806)	6,787	(18,593)	(3,674)	(1,717)	153	(4,258)	356
Reinvested capital gains	-	-	3,385	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(555,564)	34,497	(17,887)	6,050	(1,386)	129	(3,082)	946

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	319,044	320,676	12,437	24,638	28,162	1,428	19,909	12,126
Transfers between funds	462,879	234,784	(18,614)	(49,517)	588	24,712	5,614	7,318
Surrenders (note 6)	(16)	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	(14)
Net policy repayments (loans) (note 5)	(5,588)	(43,455)	-	-	-	-	(1)	-
Deductions for surrender charges (note 2d)	(5,212)	(10,016)	-	(397)	(337)	-	(302)	(155)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(146,290)	(107,361)	(5,311)	(6,727)	(4,373)	(2,026)	(10,836)	(4,622)
Asset charges (note 3)	(4,960)	(3,448)	(221)	(392)	(120)	(42)	(219)	(108)
Adjustments to maintain reserves	(37)	40	(48)	10	(12)	9	(28)	19

Net equity transactions	619,820	391,220	(11,757)	(32,385)	23,908	24,081	14,137	14,564

Net change in contract owners’ equity	64,256	425,717	(29,644)	(26,335)	22,522	24,210	11,055	15,510
Contract owners’ equity beginning of period	1,038,296	612,579	65,601	91,936	25,561	1,351	27,928	12,418

Contract owners’ equity end of period	$1,102,552	1,038,296	35,957	65,601	48,083	25,561	38,983	27,928

CHANGES IN UNITS:
Beginning units	80,552	50,022	5,014	7,528	2,496	130	2,514	1,178
Units purchased	71,151	45,573	1,433	2,030	2,715	2,568	2,427	1,790
Units redeemed	(15,626)	(15,043)	(2,546)	(4,544)	(475)	(202)	(1,156)	(454)

Ending units	136,077	80,552	3,901	5,014	4,736	2,496	3,785	2,514

(Continued)

19

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIS		FGS		FOSR		FCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$12,647	7,042	9,951	6,362	40,854	41,832	24,018	20,904
Realized gain (loss) on investments	(19,569)	779	16,690	7,030	(17,890)	21,446	(88,051)	19,698
Change in unrealized gain (loss) on investments	(212,643)	(49,620)	(775,286)	244,101	(955,031)	58,848	(1,308,147)	(337,818)
Reinvested capital gains	361	33,185	-	1,161	152,899	73,684	64,210	621,967

Net increase (decrease) in contract owners’ equity resulting from operations	(219,204)	(8,614)	(748,645)	258,654	(779,168)	195,810	(1,307,970)	324,751

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,956	115,351	253,595	146,409	314,980	283,773	674,391	544,435
Transfers between funds	108,030	187,452	72,218	212,441	137,212	128,607	81,606	505,382
Surrenders (note 6)	(2,730)	(26)	(6,309)	(3)	(4,418)	-	(9,608)	(246)
Death benefits (note 4)	-	-	-	-	-	-	-	(25)
Net policy repayments (loans) (note 5)	(652)	(7,412)	(119)	(10,926)	(136)	(15,669)	(1,391)	(14,188)
Deductions for surrender charges (note 2d)	(1,006)	(1,688)	(1,228)	(226)	(2,349)	(704)	(3,431)	(2,493)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(71,263)	(49,874)	(97,304)	(72,529)	(121,788)	(92,190)	(253,389)	(180,983)
Asset charges (note 3)	(2,050)	(1,482)	(4,642)	(4,060)	(5,279)	(4,714)	(9,462)	(7,639)
Adjustments to maintain reserves	(69)	5	(106)	44	(85)	16	(64)	49

Net equity transactions	191,216	242,326	216,105	271,150	318,137	299,119	478,652	844,292

Net change in contract owners’ equity	(27,988)	233,712	(532,540)	529,804	(461,031)	494,929	(829,318)	1,169,043
Contract owners’ equity beginning of period	406,014	172,302	1,417,450	887,646	1,543,087	1,048,158	2,694,579	1,525,536

Contract owners’ equity end of period	$378,026	406,014	884,910	1,417,450	1,082,056	1,543,087	1,865,261	2,694,579

CHANGES IN UNITS:
Beginning units	31,088	13,380	97,194	77,220	89,282	71,092	173,746	115,588
Units purchased	28,178	22,230	28,954	26,786	34,376	29,474	68,578	78,726
Units redeemed	(8,748)	(4,522)	(11,156)	(6,812)	(12,104)	(11,284)	(32,744)	(20,568)

Ending units	50,518	31,088	114,992	97,194	111,554	89,282	209,580	173,746

(Continued)

20

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FIGBS		FMCS		FVSS		FNRS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$33,396	9,745	4,239	6,214	268	263	-	329
Realized gain (loss) on investments	(8,390)	221	(34,869)	530	(2,307)	124	2,552	810
Change in unrealized gain (loss) on investments	(63,741)	11,587	(646,877)	35,027	(24,694)	(2,111)	(420,952)	40,060
Reinvested capital gains	660	-	156,793	60,682	5,899	2,748	22,506	14,481

Net increase (decrease) in contract owners’ equity resulting from operations	(38,075)	21,553	(520,714)	102,453	(20,834)	1,024	(395,894)	55,680

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	406,975	195,659	416,429	256,723	13,408	13,265	266,146	88,763
Transfers between funds	68,919	472,590	129,684	214,170	2,318	1,195	229,777	235,797
Surrenders (note 6)	(15,866)	(2)	(1,411)	(63)	-	-	(40)	-
Death benefits (note 4)	(55)	(300)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,614)	(18,067)	(912)	(11,318)	-	-	(478)	-
Deductions for surrender charges (note 2d)	(10,817)	(724)	(2,396)	(455)	-	-	(2,112)	(87)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(140,880)	(71,374)	(131,576)	(87,610)	(4,682)	(4,750)	(47,382)	(28,663)
Asset charges (note 3)	(4,209)	(2,033)	(4,290)	(3,260)	(135)	(130)	(2,203)	(669)
Adjustments to maintain reserves	(119)	19	(150)	38	(2)	(16)	(140)	19

Net equity transactions	296,334	575,768	405,378	368,225	10,907	9,564	443,568	295,160

Net change in contract owners’ equity	258,259	597,321	(115,336)	470,678	(9,927)	10,588	47,674	350,840
Contract owners’ equity beginning of period	802,283	204,962	1,082,607	611,929	34,034	23,446	386,300	35,460

Contract owners’ equity end of period	$1,060,542	802,283	967,271	1,082,607	24,107	34,034	433,974	386,300

CHANGES IN UNITS:
Beginning units	72,418	19,280	69,056	45,078	2,576	1,874	16,830	2,250
Units purchased	54,168	61,811	50,759	31,937	1,665	1,059	29,346	16,101
Units redeemed	(27,543)	(8,673)	(17,820)	(7,959)	(504)	(357)	(4,710)	(1,521)

Ending units	99,043	72,418	101,995	69,056	3,737	2,576	41,466	16,830

(Continued)

21

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF10S		FF20S		FF30S		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$841	673	7,554	3,359	9,306	5,780	10,962	5,121
Realized gain (loss) on investments	(22)	28	(42,512)	854	(2,712)	9,858	392	2,428
Change in unrealized gain (loss) on investments	(9,307)	430	(97,491)	1,842	(181,873)	(3,310)	(364,615)	39,209
Reinvested capital gains	1,193	694	12,372	4,732	26,121	10,159	79,528	16,926

Net increase (decrease) in contract owners’ equity resulting from operations	(7,295)	1,825	(120,077)	10,787	(149,158)	22,487	(273,733)	63,684

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,509	3,935	160,952	26,909	183,534	97,893	156,896	130,243
Transfers between funds	64	4,410	74,206	52,134	77,497	71,194	46,208	150,843
Surrenders (note 6)	-	-	(3,268)	-	(2)	(18)	(450)	-
Death benefits (note 4)	-	-	-	-	(7,887)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	532	(151)	(4,305)	-
Deductions for surrender charges (note 2d)	-	-	-	-	(2,837)	(1,115)	(1,230)	(712)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,881)	(1,469)	(46,451)	(18,078)	(87,692)	(51,575)	(55,220)	(38,117)
Asset charges (note 3)	(111)	(88)	(1,188)	(512)	(1,711)	(1,108)	(1,730)	(1,105)
Adjustments to maintain reserves	(35)	14	(80)	45	(75)	4	(69)	29

Net equity transactions	3,546	6,802	184,171	60,498	161,359	115,124	140,100	241,181

Net change in contract owners’ equity	(3,749)	8,627	64,094	71,285	12,201	137,611	(133,633)	304,865
Contract owners’ equity beginning of period	28,510	19,883	168,675	97,390	306,321	168,710	435,922	131,057

Contract owners’ equity end of period	$24,761	28,510	232,769	168,675	318,522	306,321	302,289	435,922

CHANGES IN UNITS:
Beginning units	2,212	1,676	12,316	7,834	21,486	13,160	20,640	7,986
Units purchased	621	660	28,731	5,871	23,747	13,258	14,728	14,765
Units redeemed	(269)	(124)	(15,789)	(1,389)	(9,154)	(4,932)	(5,127)	(2,111)

Ending units	2,564	2,212	25,258	12,316	36,079	21,486	30,241	20,640

(Continued)

22

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF3		FTVFA2		FTVGI3		FTVIS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$18,113	6,354	1,932	-	4,422	1,669	4,743	338
Realized gain (loss) on investments	(6,411)	10,329	(644)	-	2,228	906	(5,608)	27
Change in unrealized gain (loss) on investments	(462,183)	19,015	(26,293)	-	2,434	3,379	(34,102)	(1,372)
Reinvested capital gains	69,923	13,780	1,917	-	-	-	1,986	63

Net increase (decrease) in contract owners’ equity resulting from operations	(380,558)	49,478	(23,088)	-	9,084	5,954	(32,981)	(944)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	412,791	180,809	998	-	62,213	34,860	31,042	8,529
Transfers between funds	224,000	296,864	92,292	-	115,546	18,565	105,916	59,956
Surrenders (note 6)	(5,287)	-	-	-	(6)	-	-	-
Death benefits (note 4)	(25)	(99)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(10,276)	(20,083)	-	-	(7,069)	-	-	-
Deductions for surrender charges (note 2d)	(8,093)	(259)	-	-	(122)	(75)	(82)	(184)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(139,260)	(74,444)	(2,905)	-	(20,415)	(9,661)	(11,698)	(4,301)
Asset charges (note 3)	(3,420)	(1,709)	(184)	-	(678)	(294)	(425)	(135)
Adjustments to maintain reserves	(122)	(370)	(25)	-	(189)	19	(74)	(2)

Net equity transactions	470,308	380,709	90,176	-	149,280	43,414	124,679	63,863

Net change in contract owners’ equity	89,750	430,187	67,088	-	158,364	49,368	91,698	62,919
Contract owners’ equity beginning of period	605,553	175,366	-	-	83,666	34,298	64,310	1,391

Contract owners’ equity end of period	$695,303	605,553	67,088	-	242,030	83,666	156,008	64,310

CHANGES IN UNITS:
Beginning units	38,256	12,790	-	-	6,758	3,076	5,526	124
Units purchased	48,628	32,026	10,514	-	13,901	4,772	15,082	6,069
Units redeemed	(13,193)	(6,560)	(435)	-	(2,252)	(1,090)	(1,551)	(667)

Ending units	73,691	38,256	10,079	-	18,407	6,758	19,057	5,526

(Continued)

23

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVRDI		FTVSVI		WRASP		WRBP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,088	1,245	9,274	3,364	266	-	-	-
Realized gain (loss) on investments	(1,563)	1,688	(27,187)	1,533	(260)	-	-	-
Change in unrealized gain (loss) on investments	(15,185)	(4,992)	(271,756)	(60,143)	(5,498)	-	-	-
Reinvested capital gains	403	706	50,168	25,739	4,364	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,257)	(1,353)	(239,501)	(29,507)	(1,128)	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,079	21,189	217,212	157,865	49,301	-	-	-
Transfers between funds	(1,526)	(3,913)	(9,318)	206,100	2,728	-	28	-
Surrenders (note 6)	(4,880)	(13)	(1,030)	(101)	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(2,002)	(1,682)	(1,348)	(48)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,659)	(7,264)	(59,097)	(40,583)	(2,065)	-	-	-
Asset charges (note 3)	(255)	(262)	(2,157)	(1,571)	-	-	-	-
Adjustments to maintain reserves	(25)	8	(71)	(5)	(3)	-	(3)	-

Net equity transactions	(1,268)	8,063	144,191	321,657	49,961	-	25	-

Net change in contract owners’ equity	(16,525)	6,710	(95,310)	292,150	48,833	-	25	-
Contract owners’ equity beginning of period	55,066	48,356	643,924	351,774	-	-	-	-

Contract owners’ equity end of period	$38,541	55,066	548,614	643,924	48,833	-	25	-

CHANGES IN UNITS:
Beginning units	4,572	3,918	50,330	26,908	-	-	-	-
Units purchased	1,315	1,699	25,611	27,391	6,682	-	3	-
Units redeemed	(1,507)	(1,045)	(12,065)	(3,969)	(277)	-	-	-

Ending units	4,380	4,572	63,876	50,330	6,405	-	3	-

(Continued)

24

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRBDP		WRCEP		WRDIV		WRENG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$19	-	26	-	13	-	1	-
Realized gain (loss) on investments	(8)	-	(14)	-	(15)	-	(13)	-
Change in unrealized gain (loss) on investments	481	-	(1,306)	-	(977)	-	(17)	-
Reinvested capital gains	-	-	390	-	23	-	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	492	-	(904)	-	(956)	-	(28)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,788	-	11,656	-	12,826	-	83	-
Transfers between funds	167	-	135	-	11	-	434	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,043)	-	(225)	-	(296)	-	(63)	-
Asset charges (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	(6)	-	(6)	-	(3)	-

Net equity transactions	19,910	-	11,560	-	12,535	-	451	-

Net change in contract owners’ equity	20,402	-	10,656	-	11,579	-	423	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$20,402	-	10,656	-	11,579	-	423	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,105	-	1,489	-	1,623	-	88	-
Units redeemed	(105)	-	(31)	-	(42)	-	(11)	-

Ending units	2,000	-	1,458	-	1,581	-	77	-

(Continued)

25

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRGNR		WRGP		WRHIP		WRIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$516	-	-	-	127	-	50	-
Realized gain (loss) on investments	(204)	-	(137)	-	(60)	-	(117)	-
Change in unrealized gain (loss) on investments	(6,619)	-	(2,078)	-	(547)	-	(1,601)	-
Reinvested capital gains	2,095	-	131	-	-	-	421	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,212)	-	(2,084)	-	(480)	-	(1,247)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,974	-	12,223	-	16,254	-	15,905	-
Transfers between funds	65	-	102	-	883	-	9	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(419)	-	(809)	-	(551)	-	(527)	-
Asset charges (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	-	-	-	(3)	-	(5)	-

Net equity transactions	22,615	-	11,516	-	16,583	-	15,382	-

Net change in contract owners’ equity	18,403	-	9,432	-	16,103	-	14,135	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$18,403	-	9,432	-	16,103	-	14,135	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	4,487	-	1,442	-	2,080	-	2,165	-
Units redeemed	(97)	-	(111)	-	(70)	-	(79)	-

Ending units	4,390	-	1,331	-	2,010	-	2,086	-

(Continued)

26

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRI2P		WRMIC		WRMCG		WRMMP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$36	-	-	-	-	-	53	-
Realized gain (loss) on investments	(181)	-	-	-	(22)	-	-	-
Change in unrealized gain (loss) on investments	(1,001)	-	1	-	5	-	-	-
Reinvested capital gains	145	-	-	-	16	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,001)	-	1	-	(1)	-	53	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,502	-	16	-	809	-	118,707	-
Transfers between funds	26	-	5	-	9	-	(23,030)	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(417)	-	(2)	-	(49)	-	(4,257)	-
Asset charges (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	-	(2)	-	(7)	-	(7)	-

Net equity transactions	6,108	-	17	-	762	-	91,413	-

Net change in contract owners’ equity	5,107	-	18	-	761	-	91,466	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$5,107	-	18	-	761	-	91,466	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	793	-	4	-	112	-	11,799	-
Units redeemed	(60)	-	(1)	-	(8)	-	(2,715)	-

Ending units	733	-	3	-	104	-	9,084	-

(Continued)

27

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRPMP		WRPMAP		WRRESP		WRSTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	-	-	24	-	-	-
Realized gain (loss) on investments	(61)	-	(26)	-	(9)	-	(109)	-
Change in unrealized gain (loss) on investments	1,363	-	2,430	-	226	-	(460)	-
Reinvested capital gains	-	-	-	-	68	-	67	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,302	-	2,404	-	309	-	(502)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,716	-	71,210	-	2,143	-	2,307	-
Transfers between funds	11,350	-	6,577	-	426	-	61	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,093)	-	(2,710)	-	(191)	-	(153)	-
Asset charges (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(16)	-	41	-	(2)	-	(3)	-

Net equity transactions	38,957	-	75,118	-	2,376	-	2,212	-

Net change in contract owners’ equity	40,259	-	77,522	-	2,685	-	1,710	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$40,259	-	77,522	-	2,685	-	1,710	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	5,038	-	9,866	-	444	-	253	-
Units redeemed	(258)	-	(344)	-	(32)	-	(22)	-

Ending units	4,780	-	9,522	-	412	-	231	-

(Continued)

28

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRSCP		WRSCV		WRVP		JACAS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	3	-	7	-	21	64
Realized gain (loss) on investments	(43)	-	-	-	-	-	(5,705)	351
Change in unrealized gain (loss) on investments	(500)	-	27	-	66	-	(234,112)	5,478
Reinvested capital gains	34	-	27	-	21	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(509)	-	57	-	94	-	(239,796)	5,893

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,318	-	1,153	-	2,067	-	141,588	6,064
Transfers between funds	6	-	6	-	-	-	496,267	53,806
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(47)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(159)	-	(67)	-	(126)	-	(35,712)	(3,254)
Asset charges (note 3)	-	-	-	-	-	-	(1,049)	(87)
Adjustments to maintain reserves	(6)	-	(1)	-	(2)	-	(115)	37

Net equity transactions	2,159	-	1,091	-	1,939	-	600,932	56,566

Net change in contract owners’ equity	1,650	-	1,148	-	2,033	-	361,136	62,459
Contract owners’ equity beginning of period	-	-	-	-	-	-	62,840	381

Contract owners’ equity end of period	$1,650	-	1,148	-	2,033	-	423,976	62,840

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	4,350	36
Units purchased	254	-	153	-	278	-	51,888	4,570
Units redeemed	(23)	-	(9)	-	(17)	-	(3,538)	(256)

Ending units	231	-	144	-	261	-	52,700	4,350

(Continued)

29

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JARLCS		JAIGS2		AMTB		MFBIE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$223	127	25,592	1,754	21,204	6,826	1,724	170
Realized gain (loss) on investments	(176)	3	(28,427)	8,346	(4,138)	485	(6,016)	1
Change in unrealized gain (loss) on investments	(15,849)	(808)	(833,455)	64,780	(78,420)	1,234	(18,244)	(1,143)
Reinvested capital gains	1,938	-	137,243	-	-	-	4,150	950

Net increase (decrease) in contract owners’ equity resulting from operations	(13,864)	(678)	(699,047)	74,880	(61,354)	8,545	(18,386)	(22)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	553,771	166,724	154,351	121,452	1,901	7,958
Transfers between funds	80	39,215	380,132	476,309	46,587	196,054	19,267	26,612
Surrenders (note 6)	-	-	(871)	(20)	(7,986)	(1)	-	-
Death benefits (note 4)	-	-	-	(66)	(59)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,878)	(5,282)	(7,908)	(8,958)	1,837	-
Deductions for surrender charges (note 2d)	-	-	(3,999)	(239)	(6,188)	(900)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(400)	(62)	(136,528)	(49,578)	(68,623)	(40,468)	(1,385)	(44)
Asset charges (note 3)	(118)	(12)	(3,932)	(1,374)	(1,943)	(926)	(138)	(5)
Adjustments to maintain reserves	(20)	13	(102)	(88)	(110)	75	(20)	17

Net equity transactions	(458)	39,154	786,593	586,386	108,121	266,328	21,462	34,538

Net change in contract owners’ equity	(14,322)	38,476	87,546	661,266	46,767	274,873	3,076	34,516
Contract owners’ equity beginning of period	38,476	-	719,458	58,192	369,194	94,321	34,516	-

Contract owners’ equity end of period	$24,154	38,476	807,004	719,458	415,961	369,194	37,592	34,516

CHANGES IN UNITS:
Beginning units	3,828	-	48,306	5,004	33,310	8,916	3,324	-
Units purchased	8	3,835	78,464	47,468	20,972	29,160	2,937	3,329
Units redeemed	(67)	(7)	(13,393)	(4,166)	(10,931)	(4,766)	(243)	(5)

Ending units	3,769	3,828	113,377	48,306	43,351	33,310	6,018	3,324

(Continued)

30

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MFBOV		MFFCA		MFTCG		MIGIC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$30	-	-	-	8	-	17	8
Realized gain (loss) on investments	(1,018)	-	(1,308)	(1)	(3,979)	-	(184)	223
Change in unrealized gain (loss) on investments	(26,834)	-	(27,127)	(1,462)	(20,100)	-	(1,367)	47
Reinvested capital gains	2,091	-	1,955	1,814	1,055	-	140	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,731)	-	(26,480)	351	(23,016)	-	(1,394)	278

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(47)	-	1,300	19,895	665	-	2,676	3,140
Transfers between funds	12,417	60,926	16,367	36,067	21,461	34,815	(885)	(914)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	4,277	-	2,456	-	2,496	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(529)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,521)	-	(1,272)	(108)	(1,090)	-	(842)	(1,063)
Asset charges (note 3)	(214)	-	(188)	(13)	(120)	-	(21)	(17)
Adjustments to maintain reserves	(16)	12	(22)	21	(31)	19	(22)	20

Net equity transactions	14,896	60,938	18,641	55,862	23,381	34,834	906	637

Net change in contract owners’ equity	(10,835)	60,938	(7,839)	56,213	365	34,834	(488)	915
Contract owners’ equity beginning of period	60,938	-	56,213	-	34,834	-	3,169	2,254

Contract owners’ equity end of period	$50,103	60,938	48,374	56,213	35,199	34,834	2,681	3,169

CHANGES IN UNITS:
Beginning units	6,272	-	5,678	-	3,248	-	250	198
Units purchased	1,925	6,272	3,005	5,690	3,408	3,248	257	260
Units redeemed	(326)	-	(254)	(12)	(224)	-	(172)	(208)

Ending units	7,871	6,272	8,429	5,678	6,432	3,248	335	250

(Continued)

31

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MVFIC		GVAAA2		GVABD2		GVAGG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,326	1,132	18,544	4,692	10,198	2,780	7,324	2,238
Realized gain (loss) on investments	(16,849)	1,662	(18,471)	(66)	(3,374)	(19)	(4,428)	565
Change in unrealized gain (loss) on investments	(192,392)	5,614	(196,148)	(7,710)	(23,642)	(2,298)	(101,277)	4,642
Reinvested capital gains	14,598	1,938	7,621	17	127	-	7,453	-

Net increase (decrease) in contract owners’ equity resulting from operations	(190,317)	10,346	(188,454)	(3,067)	(16,691)	463	(90,928)	7,445

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	276,389	47,749	301,768	47,020	25,675	14,469	126,446	75,305
Transfers between funds	46,616	237,569	367,336	221,942	139,092	39,954	161,097	52,849
Surrenders (note 6)	(751)	(1)	-	-	(39)	-	(2,009)	-
Death benefits (note 4)	-	-	-	-	-	(328)	-	-
Net policy repayments (loans) (note 5)	(393)	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(286)	(50)	(1,261)	(180)	(239)	(2)	(1,191)	(99)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,165)	(25,250)	(72,634)	(12,476)	(11,977)	(3,512)	(47,654)	(21,729)
Asset charges (note 3)	(1,396)	(816)	(2,444)	(314)	(572)	(100)	(1,050)	(377)
Adjustments to maintain reserves	(129)	14	(68)	13	(90)	15	(97)	45

Net equity transactions	274,885	259,215	592,697	256,005	151,850	50,496	235,542	105,994

Net change in contract owners’ equity	84,568	269,561	404,243	252,938	135,159	50,959	144,614	113,439
Contract owners’ equity beginning of period	364,793	95,232	273,186	20,248	52,160	1,201	120,573	7,134

Contract owners’ equity end of period	$449,361	364,793	677,429	273,186	187,319	52,160	265,187	120,573

CHANGES IN UNITS:
Beginning units	26,056	7,340	24,380	1,918	4,806	114	9,724	658
Units purchased	29,365	20,655	70,264	24,066	16,706	5,058	30,335	11,026
Units redeemed	(7,813)	(1,939)	(8,555)	(1,604)	(2,362)	(366)	(5,206)	(1,960)

Ending units	47,608	26,056	86,089	24,380	19,150	4,806	34,853	9,724

(Continued)

32

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAGR2		GVAGI2		NVCRA1		NVCRB1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$10,539	1,620	2,863	170	876	-	1,576	-
Realized gain (loss) on investments	(14,216)	6,735	(1,911)	(606)	(5,849)	-	(9,779)	-
Change in unrealized gain (loss) on investments	(268,514)	790	(36,572)	(291)	(14,213)	-	(532)	-
Reinvested capital gains	28,511	43	32	-	2,167	-	832	-

Net increase (decrease) in contract owners’ equity resulting from operations	(243,680)	9,188	(35,588)	(727)	(17,019)	-	(7,903)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	271,304	127,613	47,157	7,872	70,310	-	3,638	-
Transfers between funds	134,742	204,022	134,559	8,748	65,767	-	194,039	-
Surrenders (note 6)	(1,469)	(1)	-	-	(465)	-	-	-
Death benefits (note 4)	-	(64)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(327)	(5,285)	-	(71)	-	-	-	-
Deductions for surrender charges (note 2d)	(2,388)	(170)	(334)	-	-	-	(38)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(79,081)	(38,857)	(14,966)	(1,519)	(15,303)	-	(5,040)	-
Asset charges (note 3)	(2,008)	(768)	(338)	(17)	(216)	-	(136)	-
Adjustments to maintain reserves	(95)	(18)	(59)	38	(26)	-	(47)	-

Net equity transactions	320,678	286,472	166,019	15,051	120,067	-	192,416	-

Net change in contract owners’ equity	76,998	295,660	130,431	14,324	103,048	-	184,513	-
Contract owners’ equity beginning of period	332,412	36,752	14,324	-	-	-	-	-

Contract owners’ equity end of period	$409,410	332,412	144,755	14,324	103,048	-	184,513	-

CHANGES IN UNITS:
Beginning units	28,662	3,546	1,448	-	-	-	-	-
Units purchased	44,308	29,109	24,255	2,428	18,436	-	23,719	-
Units redeemed	(9,692)	(3,993)	(2,077)	(980)	(2,375)	-	(661)	-

Ending units	63,278	28,662	23,626	1,448	16,061	-	23,058	-

(Continued)

33

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCCA1		NVCCN1		NVCMD1		NVCMA1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,621	-	562	-	1,435	-	2,752	-
Realized gain (loss) on investments	(13,319)	-	(302)	-	(20,839)	-	(26,328)	-
Change in unrealized gain (loss) on investments	3,209	-	(548)	-	4,697	-	(14,643)	-
Reinvested capital gains	2,004	-	90	-	1,054	-	4,092	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,485)	-	(198)	-	(13,653)	-	(34,127)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,341	-	8,429	-	89,043	-	203,615	-
Transfers between funds	202,442	-	45,882	-	93,159	-	249,613	-
Surrenders (note 6)	-	-	-	-	-	-	(58)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,274)	-	(1,893)	-	(10,518)	-	(36,529)	-
Asset charges (note 3)	(156)	-	(153)	-	(347)	-	(650)	-
Adjustments to maintain reserves	(33)	-	(6)	-	(44)	-	(49)	-

Net equity transactions	224,320	-	52,259	-	171,293	-	415,942	-

Net change in contract owners’ equity	217,835	-	52,061	-	157,640	-	381,815	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$217,835	-	52,061	-	157,640	-	381,815	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	31,663	-	5,918	-	22,086	-	60,541	-
Units redeemed	(1,673)	-	(224)	-	(1,417)	-	(5,181)	-

Ending units	29,990	-	5,694	-	20,669	-	55,360	-

(Continued)

34

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCMC1		NVCBD1		HIBF3		GEM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,136	-	653	-	18,939	9,018	9,414	2,884
Realized gain (loss) on investments	(202)	-	(27)	-	(16,612)	61	(4,502)	4,238
Change in unrealized gain (loss) on investments	(9,056)	-	(325)	-	(80,261)	(5,726)	(746,380)	93,877
Reinvested capital gains	299	-	-	-	-	-	173,655	33,788

Net increase (decrease) in contract owners’ equity resulting from operations	(7,823)	-	301	-	(77,934)	3,353	(567,813)	134,787

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,261	-	216	-	23,219	20,661	341,785	156,881
Transfers between funds	91,795	-	47,842	-	139,894	18,892	179,580	221,052
Surrenders (note 6)	-	-	-	-	(6,992)	-	(17)	-
Death benefits (note 4)	-	-	-	-	-	-	-	(18)
Net policy repayments (loans) (note 5)	-	-	-	-	(4,598)	-	(5,736)	-
Deductions for surrender charges (note 2d)	-	-	-	-	(1,929)	(168)	(1,118)	(776)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,210)	-	(1,086)	-	(18,394)	(9,146)	(100,188)	(54,620)
Asset charges (note 3)	(271)	-	(49)	-	(772)	(285)	(2,812)	(1,542)
Adjustments to maintain reserves	(18)	-	(24)	-	(59)	(7)	(28)	106

Net equity transactions	122,557	-	46,899	-	130,369	29,947	411,466	321,083

Net change in contract owners’ equity	114,734	-	47,200	-	52,435	33,300	(156,347)	455,870
Contract owners’ equity beginning of period	-	-	-	-	134,584	101,284	652,618	196,748

Contract owners’ equity end of period	$114,734	-	47,200	-	187,019	134,584	496,271	652,618

CHANGES IN UNITS:
Beginning units	-	-	-	-	11,190	8,688	24,604	10,796
Units purchased	14,117	-	4,867	-	14,301	3,303	26,308	16,339
Units redeemed	(419)	-	(121)	-	(3,865)	(801)	(6,546)	(2,531)

Ending units	13,698	-	4,746	-	21,626	11,190	44,366	24,604

(Continued)

35

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVIE6		GBF		GVGHS		GVIX6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$297	-	37,116	12,467	227	76	3,351	2,078
Realized gain (loss) on investments	(521)	-	5,138	263	(4,027)	4,509	(2,073)	718
Change in unrealized gain (loss) on investments	(16,900)	-	40,050	6,621	(23,892)	4,359	(89,855)	10,320
Reinvested capital gains	4,511	-	-	-	6,697	1,894	239	233

Net increase (decrease) in contract owners’ equity resulting from operations	(12,613)	-	82,304	19,351	(20,995)	10,838	(88,338)	13,349

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,349	-	421,531	148,578	25,681	39,451	11,539	11,757
Transfers between funds	38,394	-	651,142	235,771	7,978	(47,869)	31,837	77,399
Surrenders (note 6)	-	-	(10,174)	(3)	(3,534)	-	-	(1)
Death benefits (note 4)	-	-	(55)	(302)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(11,335)	(13,934)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(9,205)	(819)	(1,120)	(62)	(163)	(53)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(896)	-	(142,891)	(57,564)	(11,983)	(9,297)	(11,268)	(6,514)
Asset charges (note 3)	(39)	-	(3,826)	(1,208)	(359)	(397)	(507)	(366)
Adjustments to maintain reserves	(19)	-	(107)	6	(48)	(5)	(41)	(11)

Net equity transactions	39,789	-	895,080	310,525	16,615	(18,179)	31,397	82,211

Net change in contract owners’ equity	27,176	-	977,384	329,876	(4,380)	(7,341)	(56,941)	95,560
Contract owners’ equity beginning of period	-	-	461,811	131,935	72,776	80,117	178,006	82,446

Contract owners’ equity end of period	$27,176	-	1,439,195	461,811	68,396	72,776	121,065	178,006

CHANGES IN UNITS:
Beginning units	-	-	40,524	12,406	5,826	7,262	14,812	7,512
Units purchased	5,160	-	92,993	34,961	4,786	3,346	4,216	7,882
Units redeemed	(226)	-	(16,277)	(6,843)	(3,289)	(4,782)	(1,321)	(582)

Ending units	4,934	-	117,240	40,524	7,323	5,826	17,707	14,812

(Continued)

36

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDA		GVIDC		GVIDM		GVDMA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$14,635	4,439	4,574	441	26,142	18,207	61,886	38,361
Realized gain (loss) on investments	(106,893)	3,371	(715)	24	(10,894)	3,734	(165,954)	13,635
Change in unrealized gain (loss) on investments	(369,450)	(9,343)	(10,034)	(143)	(337,235)	(770)	(973,554)	(11,916)
Reinvested capital gains	151,355	5,009	2,187	284	85,895	10,099	272,695	30,732

Net increase (decrease) in contract owners’ equity resulting from operations	(310,353)	3,476	(3,988)	606	(236,092)	31,270	(804,927)	70,812

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	716,005	158,083	105,132	7,141	420,982	159,629	1,236,517	785,459
Transfers between funds	203,061	203,411	122,878	3,182	229,342	391,021	419,341	796,569
Surrenders (note 6)	(1,073)	(72)	(16)	-	(316)	(31)	(25,542)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(15,722)	(2,505)	-	-	-	-	(19,663)	(31,473)
Deductions for surrender charges (note 2d)	(10,899)	(5,494)	(2,208)	(52)	(13,527)	(1,941)	(46,659)	(7,580)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(169,630)	(86,070)	(12,771)	(3,551)	(150,738)	(75,478)	(490,615)	(283,309)
Asset charges (note 3)	(3,709)	(1,020)	(792)	(70)	(4,234)	(2,708)	(12,376)	(7,262)
Adjustments to maintain reserves	(102)	11	(64)	5	(92)	3	50	46

Net equity transactions	717,931	266,344	212,159	6,655	481,417	470,495	1,061,053	1,252,450

Net change in contract owners’ equity	407,578	269,820	208,171	7,261	245,325	501,765	256,126	1,323,262
Contract owners’ equity beginning of period	336,464	66,644	14,674	7,413	741,604	239,839	2,067,429	744,167

Contract owners’ equity end of period	$744,042	336,464	222,845	14,674	986,929	741,604	2,323,555	2,067,429

CHANGES IN UNITS:
Beginning units	24,672	5,178	1,266	674	59,144	20,210	156,190	59,678
Units purchased	88,649	26,477	20,619	915	65,075	46,200	185,566	122,142
Units redeemed	(26,936)	(6,983)	(1,427)	(323)	(21,740)	(7,266)	(85,903)	(25,630)

Ending units	86,385	24,672	20,458	1,266	102,479	59,144	255,853	156,190

(Continued)

37

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMC		NVLCP1		SGRF		MCIF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,147	310	30	-	-	-	4,865	2,554
Realized gain (loss) on investments	(2,118)	177	(2)	-	(15,222)	17,434	(7,137)	779
Change in unrealized gain (loss) on investments	(27,601)	(264)	101	-	(442,446)	53,066	(186,519)	(1,741)
Reinvested capital gains	6,620	222	-	-	-	-	24,573	4,668

Net increase (decrease) in contract owners’ equity resulting from operations	(19,952)	445	129	-	(457,668)	70,500	(164,218)	6,260

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	41,296	11,378	2,277	-	218,306	245,313	150,356	97,355
Transfers between funds	111,768	3,592	21	-	(263,769)	208,971	92,039	131,651
Surrenders (note 6)	-	-	-	-	(5,267)	-	(6,245)	(1)
Death benefits (note 4)	(402)	-	-	-	(20)	(159)	-	-
Net policy repayments (loans) (note 5)	9,319	-	-	-	(2,386)	(36,392)	(4,417)	(2)
Deductions for surrender charges (note 2d)	(42)	-	-	-	(4,950)	(464)	(3,748)	(160)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,881)	(8,717)	(119)	-	(95,000)	(97,946)	(42,154)	(28,412)
Asset charges (note 3)	(379)	(57)	(4)	-	(3,548)	(3,833)	(1,681)	(904)
Adjustments to maintain reserves	(67)	11	(16)	-	(124)	(277)	(59)	(14)

Net equity transactions	139,612	6,207	2,159	-	(156,758)	315,213	184,091	199,513

Net change in contract owners’ equity	119,660	6,652	2,288	-	(614,426)	385,713	19,873	205,773
Contract owners’ equity beginning of period	13,470	6,818	-	-	1,132,021	746,308	313,223	107,450

Contract owners’ equity end of period	$133,130	13,470	2,288	-	517,595	1,132,021	333,096	313,223

CHANGES IN UNITS:
Beginning units	1,116	598	-	-	84,110	60,450	23,042	8,502
Units purchased	13,916	1,257	244	-	28,674	38,460	20,719	16,695
Units redeemed	(2,049)	(739)	(14)	-	(41,419)	(14,800)	(5,195)	(2,155)

Ending units	12,983	1,116	230	-	71,365	84,110	38,566	23,042

(Continued)

38

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SAM		NVMIG3		GVDIV3		NVMLG1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$51,748	50,424	518	-	12,241	14,926	34	-
Realized gain (loss) on investments	-	-	(6,641)	-	(36,100)	7,644	(2,701)	-
Change in unrealized gain (loss) on investments	-	-	(217,291)	-	(503,600)	(57,547)	467	-
Reinvested capital gains	-	-	-	-	112,120	40,396	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,748	50,424	(223,414)	-	(415,339)	5,419	(2,200)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,897,806	12,251,972	174,820	-	309,120	269,124	1,823	-
Transfers between funds	(8,186,428)	(10,843,247)	633,540	-	(111,312)	290,058	16,125	-
Surrenders (note 6)	(385,473)	(3,909)	(2,080)	-	(5,297)	(87)	-	-
Death benefits (note 4)	-	(66)	-	-	(15)	(130)	-	-
Net policy repayments (loans) (note 5)	(37,963)	(69,911)	(2,037)	-	(4,148)	(18,563)	-	-
Deductions for surrender charges (note 2d)	(6,887)	(1,526)	(3,431)	-	(4,617)	(841)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(523,152)	(379,878)	(64,129)	-	(96,262)	(94,826)	(509)	-
Asset charges (note 3)	(14,428)	(8,778)	(1,329)	-	(2,768)	(2,872)	(10)	-
Adjustments to maintain reserves	(213)	2,131	(47)	-	(108)	(320)	(10)	-

Net equity transactions	2,743,262	946,788	735,307	-	84,593	441,543	17,419	-

Net change in contract owners’ equity	2,795,010	997,212	511,893	-	(330,746)	446,962	15,219	-
Contract owners’ equity beginning of period	1,964,544	967,332	-	-	872,940	425,978	-	-

Contract owners’ equity end of period	$4,759,554	1,964,544	511,893	-	542,194	872,940	15,219	-

CHANGES IN UNITS:
Beginning units	174,684	90,136	-	-	60,332	30,304	-	-
Units purchased	1,124,101	1,137,507	93,470	-	31,763	46,347	2,472	-
Units redeemed	(884,090)	(1,052,959)	(10,105)	-	(22,271)	(16,319)	(81)	-

Ending units	414,695	174,684	83,365	-	69,824	60,332	2,391	-

(Continued)

39

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMLV1		NVMMG1		NVMMV2		SCGF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8	-	-	-	3,697	-	-	-
Realized gain (loss) on investments	(119)	-	(2,272)	-	(3,929)	-	(3,838)	672
Change in unrealized gain (loss) on investments	(278)	-	(81,689)	-	(139,410)	-	(29,601)	2,843
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(389)	-	(83,961)	-	(139,642)	-	(33,439)	3,515

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	510	-	53,098	-	130,714	-	41,080	30,615
Transfers between funds	1,538	-	220,001	-	458,940	-	3,259	(1,207)
Surrenders (note 6)	-	-	(790)	-	(1,544)	-	(344)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,015)	-	(1,669)	-	(4,340)	-
Deductions for surrender charges (note 2d)	-	-	(1,079)	-	(2,585)	-	(665)	(15)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(466)	-	(20,559)	-	(49,365)	-	(11,622)	(8,347)
Asset charges (note 3)	-	-	(444)	-	(1,039)	-	(274)	(228)
Adjustments to maintain reserves	(30)	-	(25)	-	(12)	-	(54)	6

Net equity transactions	1,552	-	249,187	-	533,440	-	27,040	20,824

Net change in contract owners’ equity	1,163	-	165,226	-	393,798	-	(6,399)	24,339
Contract owners’ equity beginning of period	-	-	-	-	-	-	61,076	36,737

Contract owners’ equity end of period	$1,163	-	165,226	-	393,798	-	54,677	61,076

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	4,802	3,170
Units purchased	258	-	29,398	-	65,412	-	6,144	2,863
Units redeemed	(75)	-	(3,087)	-	(7,140)	-	(2,923)	(1,231)

Ending units	183	-	26,311	-	58,272	-	8,023	4,802

(Continued)

40

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF		SCF		TRF		NVNMO1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,753	1,689	2,533	155	11,215	8,794	-	-
Realized gain (loss) on investments	(15,947)	(358)	(11,022)	1,705	(29,811)	12,682	(36)	-
Change in unrealized gain (loss) on investments	(42,537)	(33,152)	(172,985)	(17,074)	(539,952)	(9,693)	11	-
Reinvested capital gains	-	20,363	62,513	12,366	132,450	35,241	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(56,731)	(11,458)	(118,961)	(2,848)	(426,098)	47,024	(25)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57,420	67,701	147,608	74,139	404,855	240,026	168	-
Transfers between funds	3,923	30,706	94,640	53,658	(210,976)	396,741	193	-
Surrenders (note 6)	(384)	-	(1,434)	-	(8,340)	-	-	-
Death benefits (note 4)	-	-	(10)	-	(51)	(322)	-	-
Net policy repayments (loans) (note 5)	(4,463)	-	(2,097)	(264)	(8,210)	(29,127)	-	-
Deductions for surrender charges (note 2d)	(652)	(223)	(1,376)	(301)	(11,733)	(502)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,381)	(15,454)	(44,557)	(23,963)	(162,098)	(99,964)	(122)	-
Asset charges (note 3)	(656)	(550)	(1,053)	(504)	(3,717)	(2,768)	-	-
Adjustments to maintain reserves	(45)	(6)	(92)	(60)	(108)	(621)	(12)	-

Net equity transactions	33,762	82,174	191,629	102,705	(378)	503,463	227	-

Net change in contract owners’ equity	(22,969)	70,716	72,668	99,857	(426,476)	550,487	202	-
Contract owners’ equity beginning of period	144,483	73,767	163,830	63,973	1,083,115	532,628	-	-

Contract owners’ equity end of period	$121,514	144,483	236,498	163,830	656,639	1,083,115	202	-

CHANGES IN UNITS:
Beginning units	12,256	5,826	12,442	4,962	81,126	43,158	-	-
Units purchased	6,822	7,702	21,552	10,578	49,486	48,130	65	-
Units redeemed	(3,886)	(1,272)	(4,937)	(3,098)	(46,461)	(10,162)	(26)	-

Ending units	15,192	12,256	29,057	12,442	84,151	81,126	39	-

(Continued)

41

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNSR2		NVSTB2		GGTC3		GVUG1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,617	-	-	-	-	-	-	-
Realized gain (loss) on investments	(9,172)	-	-	-	(15,326)	19,788	(1,962)	634
Change in unrealized gain (loss) on investments	(245,152)	-	-	-	(72,335)	3,152	(45,047)	4,460
Reinvested capital gains	-	-	-	-	17,249	-	13,969	-

Net increase (decrease) in contract owners’ equity resulting from operations	(252,707)	-	-	-	(70,412)	22,940	(33,040)	5,094

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	151,669	-	14	-	49,055	64,622	32,496	29,732
Transfers between funds	709,816	-	8,920	-	(2,488)	(43,242)	18,057	17,899
Surrenders (note 6)	(284)	-	-	-	-	-	(29)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,345)	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(2,723)	-	-	-	(352)	(12)	(50)	(217)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,777)	-	(9)	-	(15,708)	(11,344)	(12,584)	(5,886)
Asset charges (note 3)	(1,155)	-	-	-	(525)	(529)	(296)	(151)
Adjustments to maintain reserves	(17)	-	(6)	-	(69)	24	(147)	(10)

Net equity transactions	801,184	-	8,919	-	29,913	9,519	37,447	41,367

Net change in contract owners’ equity	548,477	-	8,919	-	(40,499)	32,459	4,407	46,461
Contract owners’ equity beginning of period	-	-	-	-	122,873	90,414	54,986	8,525

Contract owners’ equity end of period	$548,477	-	8,919	-	82,374	122,873	59,393	54,986

CHANGES IN UNITS:
Beginning units	-	-	-	-	7,472	6,608	3,802	722
Units purchased	97,301	-	898	-	6,030	6,046	4,382	3,552
Units redeemed	(8,501)	-	(1)	-	(3,759)	(5,182)	(1,189)	(472)

Ending units	88,800	-	897	-	9,743	7,472	6,995	3,802

(Continued)

42

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	EIF		MSBF		NVRE1		AMINS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$10,773	10,407	14,113	4,782	649	-	20	11,284
Realized gain (loss) on investments	(97,337)	16,820	(4,566)	53	(2,820)	-	(120,835)	10,104
Change in unrealized gain (loss) on investments	(150,948)	(85,364)	(46,634)	516	(3,544)	-	(79,827)	(70,160)
Reinvested capital gains	7,020	31,774	5,012	5	-	-	64	38,938

Net increase (decrease) in contract owners’ equity resulting from operations	(230,492)	(26,363)	(32,075)	5,356	(5,715)	-	(200,578)	(9,833)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	262,298	297,781	69,376	26,531	6,186	-	284,497	225,378
Transfers between funds	(259,630)	142,166	21,015	37,563	24,288	-	(475,793)	426,824
Surrenders (note 6)	(3,450)	-	(10)	-	-	-	(6,722)	-
Death benefits (note 4)	(21)	(258)	-	-	-	-	(31)	(188)
Net policy repayments (loans) (note 5)	(2,871)	(18,569)	-	-	-	-	(7,939)	(26,498)
Deductions for surrender charges (note 2d)	(5,757)	(1,221)	(448)	-	(22)	-	(7,558)	(399)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,325)	(94,873)	(13,083)	(7,775)	(1,564)	-	(91,729)	(83,962)
Asset charges (note 3)	(2,410)	(2,683)	(662)	(428)	(44)	-	(2,434)	(1,732)
Adjustments to maintain reserves	(125)	(482)	(61)	11	(40)	-	(675)	(727)

Net equity transactions	(99,291)	321,861	76,127	55,902	28,804	-	(308,384)	538,696

Net change in contract owners’ equity	(329,783)	295,498	44,052	61,258	23,089	-	(508,962)	528,863
Contract owners’ equity beginning of period	695,727	400,229	143,311	82,053	-	-	716,630	187,767

Contract owners’ equity end of period	$365,944	695,727	187,363	143,311	23,089	-	207,668	716,630

CHANGES IN UNITS:
Beginning units	57,762	32,492	12,774	7,652	-	-	47,864	12,944
Units purchased	29,971	47,247	9,832	5,871	4,414	-	27,270	42,330
Units redeemed	(39,515)	(21,977)	(2,414)	(749)	(325)	-	(49,239)	(7,410)

Ending units	48,218	57,762	20,192	12,774	4,089	-	25,895	47,864

(Continued)

43

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMRS		AMFAS		AMSRS		OVGR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,602	581	-	-	13,218	497	280	571
Realized gain (loss) on investments	(1,609)	227	(640)	167	(63,338)	15,889	(5,868)	28,176
Change in unrealized gain (loss) on investments	(139,197)	(296)	(11,333)	(1,047)	(309,769)	3,827	(118,678)	7,346
Reinvested capital gains	566	3,772	854	190	45,193	1,871	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(137,638)	4,284	(11,119)	(690)	(314,696)	22,084	(124,266)	36,093

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	70,171	28,622	5,448	10,471	426,723	310,401	131,780	150,259
Transfers between funds	25,893	106,946	(3)	7,405	(660,718)	760,590	(20,411)	(122,865)
Surrenders (note 6)	(1,052)	(72)	(1)	-	(11,433)	-	(258)	-
Death benefits (note 4)	-	-	-	(7)	(53)	(358)	-	-
Net policy repayments (loans) (note 5)	-	(242)	-	-	(5,914)	(34,350)	(4)	(3)
Deductions for surrender charges (note 2d)	(605)	-	(86)	(999)	(11,507)	(609)	(6,627)	(226)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,489)	(7,783)	(3,857)	(3,673)	(131,594)	(108,872)	(52,781)	(41,477)
Asset charges (note 3)	(821)	(345)	(128)	(111)	(4,262)	(2,399)	(1,081)	(1,343)
Adjustments to maintain reserves	(32)	14	(15)	10	(111)	(457)	(75)	19

Net equity transactions	78,065	127,140	1,358	13,096	(398,869)	923,946	50,543	(15,636)

Net change in contract owners’ equity	(59,573)	131,424	(9,761)	12,406	(713,565)	946,030	(73,723)	20,457
Contract owners’ equity beginning of period	249,929	118,505	27,073	14,667	1,158,224	212,194	245,883	225,426

Contract owners’ equity end of period	$190,356	249,929	17,312	27,073	444,659	1,158,224	172,160	245,883

CHANGES IN UNITS:
Beginning units	18,746	9,160	2,424	1,320	85,608	16,878	18,658	19,526
Units purchased	9,596	10,224	576	1,518	43,963	79,764	16,158	14,648
Units redeemed	(1,928)	(638)	(439)	(414)	(75,299)	(11,034)	(10,838)	(15,516)

Ending units	26,414	18,746	2,561	2,424	54,272	85,608	23,978	18,658

(Continued)

44

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS3		OVHI3		OVHI		OVSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,713	2,170	1,127	-	707	1,075	2,613	549
Realized gain (loss) on investments	(16,656)	1,614	(3,056)	(57)	(782)	(113)	(27,845)	1,241
Change in unrealized gain (loss) on investments	(190,628)	(2,208)	(30,510)	(298)	(8,235)	(1,011)	(246,271)	(22,900)
Reinvested capital gains	20,747	7,900	-	-	-	-	29,016	5,851

Net increase (decrease) in contract owners’ equity resulting from operations	(181,824)	9,476	(32,439)	(355)	(8,310)	(49)	(242,487)	(15,259)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	175,656	143,655	24,782	11,710	1	3,360	310,263	174,244
Transfers between funds	23,389	96,249	14,205	10,821	(18)	2,899	103,146	198,734
Surrenders (note 6)	(3,445)	(1)	-	-	-	-	(4,558)	-
Death benefits (note 4)	-	(18)	-	-	-	-	(21)	(62)
Net policy repayments (loans) (note 5)	(15)	(160)	-	-	-	-	(3,091)	(7,954)
Deductions for surrender charges (note 2d)	(1,968)	(1,282)	(1,580)	-	(51)	(67)	(7,423)	(237)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,037)	(42,070)	(9,861)	(3,660)	(1,878)	(4,029)	(104,980)	(53,394)
Asset charges (note 3)	(1,607)	(1,151)	(112)	(34)	(50)	(83)	(2,706)	(1,293)
Adjustments to maintain reserves	(83)	28	13	9	(28)	3	(126)	(173)

Net equity transactions	135,890	195,250	27,447	18,846	(2,024)	2,083	290,504	309,865

Net change in contract owners’ equity	(45,934)	204,726	(4,992)	18,491	(10,334)	2,034	48,017	294,606
Contract owners’ equity beginning of period	350,685	145,959	18,491	-	12,426	10,392	420,779	126,173

Contract owners’ equity end of period	$304,751	350,685	13,499	18,491	2,092	12,426	468,796	420,779

CHANGES IN UNITS:
Beginning units	23,236	10,284	1,914	-	1,106	924	32,394	9,596
Units purchased	17,630	15,917	6,314	2,292	-	796	37,289	27,402
Units redeemed	(7,103)	(2,965)	(1,609)	(378)	(233)	(614)	(11,633)	(4,604)

Ending units	33,763	23,236	6,619	1,914	873	1,106	58,050	32,394

(Continued)

45

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGI		TRBCG2		TREI2		TRLT2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$9,892	3,796	838	317	5,267	1,884	1,585	94
Realized gain (loss) on investments	(17,224)	24,628	(2,129)	4,313	(7,613)	2,920	(3)	2
Change in unrealized gain (loss) on investments	(396,201)	(19,280)	(313,333)	21,326	(100,004)	(12,963)	(1,672)	44
Reinvested capital gains	42,980	-	-	-	5,806	9,059	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(360,553)	9,144	(314,624)	25,956	(96,544)	900	(90)	140

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	388,885	271,023	337,926	124,815	102,673	74,137	55,833	2,124
Transfers between funds	72,476	219,065	314,120	167,385	110,488	68,971	2,692	2,397
Surrenders (note 6)	(7,532)	(19)	(7,483)	-	-	(2)	(1,864)	-
Death benefits (note 4)	(47)	(316)	-	(24)	-	-	-	-
Net policy repayments (loans) (note 5)	(8,103)	(26,680)	(7,299)	(7,939)	1,227	(608)	-	-
Deductions for surrender charges (note 2d)	(10,646)	(1,847)	(8,700)	(120)	(183)	(71)	(29)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152,980)	(96,309)	(110,118)	(47,549)	(32,720)	(23,572)	(2,791)	(538)
Asset charges (note 3)	(3,636)	(2,486)	(2,719)	(1,287)	(1,160)	(642)	(108)	(14)
Adjustments to maintain reserves	(126)	(458)	(89)	(47)	(67)	(2)	(60)	25

Net equity transactions	278,291	361,973	515,638	235,234	180,258	118,211	53,673	3,994

Net change in contract owners’ equity	(82,262)	371,117	201,014	261,190	83,714	119,111	53,583	4,134
Contract owners’ equity beginning of period	740,729	369,612	384,845	123,655	185,393	66,282	5,166	1,032

Contract owners’ equity end of period	$658,467	740,729	585,859	384,845	269,107	185,393	58,749	5,166

CHANGES IN UNITS:
Beginning units	57,410	29,914	27,656	9,996	14,258	5,252	466	98
Units purchased	44,324	46,701	58,434	21,939	21,505	11,480	5,238	420
Units redeemed	(18,793)	(19,205)	(12,679)	(4,279)	(3,291)	(2,474)	(473)	(52)

Ending units	82,941	57,410	73,411	27,656	32,472	14,258	5,231	466

(Continued)

46

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSVFI		MSVRE

	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$15,058	7,356	22,870	4,042
Realized gain (loss) on investments	(12,293)	(38)	(217,350)	3,102
Change in unrealized gain (loss) on investments	(43,745)	4,500	(320,507)	(142,213)
Reinvested capital gains	-	-	250,822	31,565

Net increase (decrease) in contract owners’ equity resulting from operations	(40,980)	11,818	(264,165)	(103,504)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	101,354	87,506	354,254	263,102
Transfers between funds	(68,286)	177,984	(125,034)	268,955
Surrenders (note 6)	(5,231)	-	(108)	-
Death benefits (note 4)	(38)	(234)	-	(13)
Net policy repayments (loans) (note 5)	(5,304)	(10,591)	(6,001)	(341)
Deductions for surrender charges (note 2d)	(4,417)	(346)	(2,412)	(450)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,385)	(35,104)	(87,665)	(68,322)
Asset charges (note 3)	(1,414)	(797)	(2,783)	(1,908)
Adjustments to maintain reserves	(94)	23	(96)	41

Net equity transactions	(36,815)	218,441	130,155	461,064

Net change in contract owners’ equity	(77,795)	230,259	(134,010)	357,560
Contract owners’ equity beginning of period	372,513	142,254	584,348	226,788

Contract owners’ equity end of period	$294,718	372,513	450,338	584,348

CHANGES IN UNITS:
Beginning units	32,734	13,182	41,926	13,494
Units purchased	15,076	23,881	29,007	33,889
Units redeemed	(18,969)	(4,329)	(18,908)	(5,457)

Ending units	28,841	32,734	52,025	41,926

See accompanying notes to financial statements.

47

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company currently offers two flexible premium variable life insurance policies through the Account: Nationwide® Options Select and Nationwide MarathonSM VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series I (AVBVI)

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)

(Continued)

48

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)*

Ivy Fund VIP, Inc. - Pathfinder Aggressive (WRPAP)*

Ivy Fund VIP, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund VIP, Inc. - Pathfinder Moderately Conservative (WRPMCP)*

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

M Fund, Inc. - Brandes International Equity Fund (MFBIE)

M Fund, Inc. - Business Opportunity Value Fund (MFBOV)

M Fund, Inc. - Frontier Capital Appreciation Fund (MFFCA)

M Fund, Inc. - Turner Core Growth Fund (MFTCG)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)

MFS(R) VIT - Value Series - Initial Class (MVFIC)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)

Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)

Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)

Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)*

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class VI (GVIX6)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

(Continued)

49

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value

Fund - Class III)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Fund - Class II (TRF2)*

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio -

Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)*

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)*

Putnam VT - Voyager Fund - Class IB (PVTVB)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

50

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.5% maximum) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes. The same amounts apply to Nationwide YourLifeSM Accumulation VUL contracts except the current sales expense deduction is 2.5%.

For Nationwide MarathonSM Performance VUL contracts and Nationwide YourLifeSM Protection VUL contracts, the Company currently deducts 6.5% from each premium (the maximum is also 6.5%) to cover sales expenses. The Company also deducts 3.5% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2008 and 2007, total front-end sales charge deductions were $1,511,986 and $872,514, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(Continued)

51

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide MarathonSM Performance VUL and Nationwide YourLifeSM Performance VUL contracts, the Company currently deducts a $20 administrative charge per month which is also the maximum charge.

For Nationwide YourLifeSM Accumulation VUL contracts, the Company currently deducts a $25 administrative charge per month which is also the maximum charge.

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide MarathonSM and MarathonSM Performance VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife SM Protection VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.00 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLifeSM Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.02 per $1,000 of Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For YourLifeSM Protection VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLifeSM Accumulation VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year, depending on the insured’s age at the time of policy issuance the percentage decline will vary.

For MarathonSM Performance VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% by the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(Continued)

52

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLifeSM Accumulation VUL contracts, the current charge is 0.00% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.25 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.50%
21 and later	0.00%	0.00%	0.00%

Note: The guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: The guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.80%
16 or later	0.30%	0.30%

Note: The guaranteed maximum for all contracts is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.80%
16 or later	0.30%	0.30%

Note: The guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do not elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years. The current charge is 0.00%.

The charges above are assessed against each contract by liquidating units.

(Continued)

53

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, and Nationwide YourLifeSM Accumulation VUL contracts the maximum guaranteed loan interest charged is 3.9% on the outstanding loan. For the Nationwide YourLifeSM Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.5%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.9%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $1,071,442 and $58,279, respectively, and total transfers from the Account to the fixed account were $695,745 and $521,538, respectively.

(7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

54

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$38,344,956	0	$38,344,956

Accounts Payable of $4,151 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

55

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the investment income ratio and total return for each of the periods in the four year period ended December 31, 2008.

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

AIM VIF - Basic Value Fund - Series I (AVBVI)
2008	8,367	$5.937752	$49,681	0.91%	-51.77%
2007	7,730	12.310539	95,160	0.72%	1.54%
2006	5,238	12.123351	63,502	0.49%	13.20%
2005	2,758	10.709293	29,536	0.12%	7.09%	1/18/2005
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	2,205	7.586238	16,728	0.00%	-42.49%
2007	1,938	13.191695	25,566	0.00%	12.01%
2006	1,318	11.776847	15,522	0.07%	6.30%
2005	418	11.078867	4,631	0.12%	10.79%	1/18/2005
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	7,496	7.587025	56,873	0.00%	-47.03%
2007	2,714	14.321990	38,870	0.00%	10.84%
2006	1,520	12.920789	19,640	0.00%	16.52%
2005	178	11.088904	1,974	0.00%	10.89%	1/18/2005
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class A (ALVSVA)
2008	3,021	6.262626	18,919	0.00%	-37.37%	5/1/2008
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	10,488	11.117573	116,602	4.01%	-1.59%
2007	3,362	11.297046	37,981	4.44%	9.49%
2006	2,262	10.317483	23,338	2.67%	1.59%
2005	260	10.156270	2,641	2.08%	1.56%
American Century VP - International Fund - Class III (ACVI3)
2008	1,080	9.507294	10,268	0.57%	-44.82%
2007	352	17.230511	6,065	0.00%	18.06%
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	29,645	10.066767	298,427	0.09%	-24.35%
2007	16,400	13.306496	218,227	0.88%	-2.31%
2006	5,692	13.620466	77,528	0.99%	20.30%
2005	1,594	11.322176	18,048	1.17%	13.22%	5/2/2005
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	4,365	7.124413	31,098	0.00%	-41.48%
2007	4,394	12.174342	53,494	0.00%	21.02%
2006	3,536	10.060123	35,573	0.00%	-3.28%
2005	2,682	10.400804	27,895	0.00%	4.01%	1/18/2005
American Century VP - Value Fund - Class I (ACVV)
2008	85,421	8.787234	750,615	2.28%	-26.78%
2007	65,490	12.000449	785,909	1.35%	-5.14%
2006	37,198	12.650434	470,571	1.44%	18.65%
2005	2,654	10.661727	28,296	0.00%	6.62%	1/18/2005
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	12,491	8.973691	112,091	0.00%	-48.62%
2007	5,864	17.466180	102,422	0.00%	39.77%
2006	1,306	12.496264	16,320	0.00%	9.01%
2005	924	11.463606	10,592	0.00%	14.64%	5/2/2005

(Continued)

56

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	28,168	$8.693766	$244,886	0.72%	-30.91%
2007	19,302	12.583781	242,892	0.26%	-0.65%
2006	7,178	12.666664	90,921	0.27%	14.41%
2005	1,838	11.071201	20,349	0.00%	10.71%	1/18/2005
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	136,077	8.102406	1,102,552	2.29%	-37.14%
2007	80,552	12.889762	1,038,296	1.83%	5.26%
2006	50,022	12.246198	612,579	2.21%	15.50%
2005	5,084	10.602989	53,906	1.35%	6.03%	1/18/2005
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	3,901	9.217282	35,957	1.89%	-29.55%
2007	5,014	13.083574	65,601	1.58%	7.13%
2006	7,528	12.212508	91,936	1.45%	16.48%
2005	970	10.484934	10,170	0.00%	4.85%	1/18/2005
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	4,736	10.152569	48,083	1.09%	-0.86%
2007	2,496	10.240958	25,561	0.12%	-1.48%
2006	130	10.395256	1,351	0.00%	3.95%	5/1/2006
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	3,785	10.299392	38,983	4.57%	-7.29%
2007	2,514	11.108998	27,928	3.46%	5.38%
2006	1,178	10.541505	12,418	3.56%	4.15%
2005	536	10.121073	5,425	0.00%	1.21%	1/18/2005
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	50,518	7.482988	378,026	3.10%	-42.70%
2007	31,088	13.060141	406,014	2.40%	1.42%
2006	13,380	12.877569	172,302	3.78%	20.08%
2005	2,668	10.724223	28,612	0.00%	7.24%	1/18/2005
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	114,992	7.695394	884,910	0.80%	-47.23%
2007	97,194	14.583722	1,417,450	0.57%	26.87%
2006	77,220	11.495023	887,646	0.02%	6.73%
2005	822	10.769983	8,853	0.00%	7.70%	1/18/2005
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	111,554	9.699843	1,082,056	2.93%	-43.88%
2007	89,282	17.283296	1,543,087	3.21%	17.23%
2006	71,092	14.743687	1,048,158	0.16%	17.95%
2005	5,016	12.499996	62,700	0.00%	25.00%	5/2/2005
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	209,580	8.899992	1,865,261	0.98%	-42.61%
2007	173,746	15.508728	2,694,579	1.01%	17.51%
2006	115,588	13.198045	1,525,536	1.30%	11.59%
2005	10,312	11.827342	121,964	0.00%	18.27%	1/18/2005
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	99,043	10.707897	1,060,542	3.42%	-3.35%
2007	72,418	11.078504	802,283	2.16%	4.21%
2006	19,280	10.630812	204,962	1.83%	4.30%
2005	4,492	10.192547	45,785	0.00%	1.93%	1/18/2005

(Continued)

57

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	101,995	$9.483511	$967,271	0.40%	-39.51%
2007	69,056	15.677232	1,082,607	0.74%	15.49%
2006	45,078	13.574900	611,929	0.08%	12.59%
2005	5,094	12.056903	61,418	0.00%	20.57%	1/18/2005
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	3,737	6.450849	24,107	0.86%	-51.17%
2007	2,576	13.212045	34,034	0.87%	5.60%
2006	1,874	12.511424	23,446	0.03%	16.20%
2005	42	10.767426	452	0.00%	7.67%	1/18/2005
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	41,466	10.465765	433,974	0.00%	-54.40%
2007	16,830	22.953063	386,300	0.22%	45.64%
2006	2,250	15.759845	35,460	1.16%	16.62%
2005	464	13.514321	6,271	0.67%	35.14%	5/2/2005
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	2,564	9.656832	24,761	3.12%	-25.08%
2007	2,212	12.888793	28,510	2.89%	8.65%
2006	1,676	11.863160	19,883	1.74%	9.78%
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	25,258	9.215628	232,769	2.97%	-32.71%
2007	12,316	13.695591	168,675	2.80%	10.17%
2006	7,834	12.431698	97,390	1.80%	11.81%
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	36,079	8.828445	318,522	2.95%	-38.08%
2007	21,486	14.256765	306,321	2.61%	11.21%
2006	13,160	12.819894	168,710	1.83%	13.15%
2005	10,994	11.329788	124,560	0.55%	13.30%	5/2/2005
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	30,241	9.996007	302,289	2.77%	-52.67%
2007	20,640	21.120230	435,922	2.17%	28.70%
2006	7,986	16.410826	131,057	0.79%	28.17%
2005	1,612	12.804274	20,640	0.01%	28.04%	5/2/2005
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	73,691	9.435374	695,303	2.53%	-40.39%
2007	38,256	15.828965	605,553	1.79%	15.45%
2006	12,790	13.711150	175,366	1.34%	21.46%
2005	3,774	11.288544	42,603	0.00%	12.89%	5/2/2005
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	10,079	6.656135	67,088	3.14%	-33.44%	5/1/2008
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	18,407	13.148675	242,030	3.23%	6.21%
2007	6,758	12.380292	83,666	2.88%	11.03%
2006	3,076	11.150160	34,298	2.34%	12.84%
2005	614	9.881172	6,067	0.00%	-1.19%	5/2/2005
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	19,057	8.186428	156,008	5.03%	-29.66%
2007	5,526	11.637657	64,310	1.27%	3.76%
2006	124	11.216304	1,391	0.00%	12.16%	5/1/2006

(Continued)

58

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 1 (FTVRDI)
2008	4,380	$8.799201	$38,541	2.12%	-26.94%
2007	4,572	12.044130	55,066	2.39%	-2.41%
2006	3,918	12.342050	48,356	1.26%	17.43%
2005	1,942	10.510323	20,411	0.00%	5.10%	1/18/2005
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 1 (FTVSVI)
2008	63,876	8.588732	548,614	1.42%	-32.87%
2007	50,330	12.794049	643,924	0.69%	-2.14%
2006	26,908	13.073214	351,774	0.84%	17.30%
2005	1,754	11.144808	19,548	0.00%	11.45%	1/18/2005
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	6,405	7.624275	48,833	0.96%	-23.76%	7/25/2008
Ivy Fund VIP, Inc. - Balanced (WRBP)
2008	3	8.416983	25	0.00%	-15.83%	7/25/2008
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	2,000	10.201066	20,402	0.13%	2.01%	7/25/2008
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	1,458	7.308863	10,656	0.24%	-26.91%	7/25/2008
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	1,581	7.323854	11,579	0.11%	-26.76%	7/25/2008
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	77	5.493770	423	0.29%	-45.06%	7/25/2008
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	4,390	4.192055	18,403	5.19%	-58.08%	7/25/2008
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	1,331	7.086429	9,432	0.00%	-29.14%	7/25/2008
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	2,010	8.011550	16,103	1.43%	-19.88%	7/25/2008
Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	2,086	6.776160	14,135	0.58%	-32.24%	7/25/2008
Ivy Fund VIP, Inc. - International Value (WRI2P)
2008	733	6.967466	5,107	0.82%	-30.33%	7/25/2008
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	3	6.154606	18	0.00%	-38.45%	7/25/2008
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	104	7.314577	761	0.00%	-26.85%	7/25/2008
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	9,084	10.068911	91,466	0.15%	0.69%	7/25/2008
Ivy Fund VIP, Inc. - Pathfinder Moderate (WRPMP)
2008	4,780	8.422293	40,259	0.00%	-15.78%	7/25/2008
Ivy Fund VIP, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2008	9,522	8.141331	77,522	0.00%	-18.59%	7/25/2008
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	412	6.515876	2,685	1.94%	-34.84%	7/25/2008
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	231	7.403637	1,710	0.00%	-25.96%	7/25/2008
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	231	7.142413	1,650	0.00%	-28.58%	7/25/2008
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	144	7.969357	1,148	0.25%	-20.31%	7/25/2008
Ivy Fund VIP, Inc. - Value (WRVP)
2008	261	7.789549	2,033	0.34%	-22.10%	7/25/2008

(Continued)

59

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	52,700	$8.045115	$423,976	0.01%	-44.31%
2007	4,350	14.445945	62,840	0.33%	36.63%
2006	36	10.572707	381	0.07%	5.73%	5/1/2006
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	3,769	6.408647	24,154	0.69%	-36.24%
2007	3,828	10.051308	38,476	1.93%	0.51%	5/1/2007
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	113,377	7.117893	807,004	2.70%	-52.21%
2007	48,306	14.893765	719,458	0.53%	28.07%
2006	5,004	11.629148	58,192	1.29%	16.29%	5/1/2006
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	43,351	9.595209	415,961	4.96%	-13.43%
2007	33,310	11.083576	369,194	3.57%	4.77%
2006	8,916	10.578811	94,321	5.15%	4.20%
2005	1,212	10.152239	12,305	1.21%	1.52%	1/18/2005
M Fund, Inc - Brandes International Equity Fund (MFBIE)
2008	6,018	6.246550	37,592	4.59%	-39.84%
2007	3,324	10.383840	34,516	1.47%	3.84%	9/18/2007
M Fund, Inc - Business Opportunity Value Fund (MFBOV)
2008	7,871	6.365512	50,103	0.05%	-34.48%
2007	6,272	9.715909	60,938	0.00%	-2.84%	9/18/2007
M Fund, Inc - Frontier Capital Appreciation Fund (MFFCA)
2008	8,429	5.739062	48,374	0.00%	-42.03%
2007	5,678	9.900064	56,213	0.00%	-1.00%	9/18/2007
M Fund, Inc - Turner Core Growth Fund (MFTCG)
2008	6,432	5.472607	35,199	0.02%	-48.97%
2007	3,248	10.724819	34,834	0.00%	7.25%	9/18/2007
MFS(R) VIT - Investors Growth Stock Series - Initial Class (MIGIC)
2008	335	8.002768	2,681	0.53%	-36.87%
2007	250	12.677102	3,169	0.29%	11.36%
2006	198	11.384079	2,254	0.00%	7.58%
2005	26	10.582381	275	0.00%	5.82%	1/18/2005
MFS(R) VIT - Value Series - Initial Class (MVFIC)
2008	47,608	9.438767	449,361	0.95%	-32.58%
2007	26,056	14.000352	364,793	0.50%	7.91%
2006	7,340	12.974380	95,232	0.54%	20.84%
2005	632	10.736776	6,786	0.00%	7.37%	1/18/2005
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	86,089	7.868935	677,429	3.74%	-29.78%
2007	24,380	11.205324	273,186	7.29%	6.14%
2006	1,918	10.556998	20,248	5.77%	5.57%	5/1/2006
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	19,150	9.781713	187,319	8.04%	-9.87%
2007	4,806	10.853118	52,160	12.10%	2.98%
2006	114	10.538858	1,201	0.00%	5.39%	5/1/2006
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	34,853	7.608765	265,187	3.86%	-38.64%
2007	9,724	12.399481	120,573	3.48%	14.36%
2006	658	10.842096	7,134	0.00%	8.42%	5/1/2006

(Continued)

60

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	63,278	$6.470039	$409,410	2.57%	-44.21%
2007	28,662	11.597638	332,412	1.18%	11.90%
2006	3,546	10.364424	36,752	0.91%	3.64%	5/1/2006
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	23,626	6.126963	144,755	4.55%	-38.06%
2007	1,448	9.892316	14,324	0.72%	-1.08%	5/1/2007
Nationwide VIT - Cardinal Aggressive Fund - Class I (NVCRA1)
2008	16,061	6.416027	103,048	1.31%	-35.84%	5/1/2008
Nationwide VIT - Cardinal Balanced Fund - Class I (NVCRB1)
2008	23,058	8.002099	184,513	1.47%	-19.98%	5/1/2008
Nationwide VIT - Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2008	29,990	7.263571	217,835	1.75%	-27.36%	5/1/2008
Nationwide VIT - Cardinal Conservative Fund - Class I (NVCCN1)
2008	5,694	9.142885	52,061	2.42%	-8.57%	5/1/2008
Nationwide VIT - Cardinal Moderate Fund - Class I (NVCMD1)
2008	20,669	7.626933	157,640	1.78%	-23.73%	5/1/2008
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2008	55,360	6.896919	381,815	1.72%	-31.03%	5/1/2008
Nationwide VIT - Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2008	13,698	8.375935	114,734	1.48%	-16.24%	5/1/2008
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	4,746	9.945181	47,200	1.56%	-0.55%	5/1/2008
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	21,626	8.647843	187,019	10.34%	-28.10%
2007	11,190	12.027193	134,584	7.70%	3.17%
2006	8,688	11.657910	101,284	8.64%	10.60%
2005	708	10.540776	7,463	4.67%	5.41%	5/2/2005
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	44,366	11.185864	496,271	1.39%	-57.83%
2007	24,604	26.524857	652,618	0.75%	45.55%
2006	10,796	18.224168	196,748	0.61%	36.64%
2005	510	13.336908	6,802	0.06%	33.37%	5/2/2005
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	4,934	5.508000	27,176	1.15%	-44.92%	5/1/2008
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	117,240	12.275629	1,439,195	4.28%	7.72%
2007	40,524	11.395982	461,811	5.07%	7.16%
2006	12,406	10.634744	131,935	5.11%	3.34%
2005	1,836	10.290913	18,894	2.67%	2.91%	1/18/2005
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	7,323	9.339799	68,396	0.32%	-25.23%
2007	5,826	12.491648	72,776	0.08%	13.23%
2006	7,262	11.032385	80,117	0.00%	2.70%
2005	744	10.742057	7,992	0.00%	7.42%	5/2/2005
Nationwide VIT - International Index Fund - Class VI (GVIX6)
2008	17,707	6.837123	121,065	2.01%	-43.11%
2007	14,812	12.017667	178,006	1.65%	9.50%
2006	7,512	10.975279	82,446	2.29%	9.75%	5/1/2006

(Continued)

61

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	86,385	$8.613097	$744,042	2.41%	-36.84%
2007	24,672	13.637494	336,464	2.19%	5.96%
2006	5,178	12.870621	66,644	3.64%	16.87%
2005	372	11.012968	4,097	1.96%	10.13%	1/18/2005
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	20,458	10.892776	222,845	3.94%	-6.02%
2007	1,266	11.590847	14,674	3.73%	5.38%
2006	674	10.998997	7,413	3.38%	6.16%
2005	134	10.360404	1,388	2.01%	3.60%	1/18/2005
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	102,479	9.630534	986,929	2.97%	-23.20%
2007	59,144	12.538964	741,604	3.09%	5.66%
2006	20,210	11.867343	239,839	3.44%	11.35%
2005	3,600	10.657424	38,367	1.47%	6.57%	1/18/2005
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	255,853	9.081599	2,323,555	2.72%	-31.39%
2007	156,190	13.236630	2,067,429	2.50%	6.15%
2006	59,678	12.469697	744,167	3.33%	14.54%
2005	4,036	10.886732	43,939	2.97%	8.87%	1/18/2005
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	12,983	10.254072	133,130	3.83%	-15.04%
2007	1,116	12.069809	13,470	3.34%	5.86%
2006	598	11.401762	6,818	3.45%	8.42%
2005	212	10.516039	2,229	0.54%	5.16%	1/18/2005
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class I (NVLCP1)
2008	230	9.947099	2,288	3.30%	-0.53%	5/1/2008
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	71,365	7.252787	517,595	0.00%	-46.11%
2007	84,110	13.458816	1,132,021	0.00%	9.01%
2006	60,450	12.345868	746,308	0.00%	9.91%
2005	1,346	11.232927	15,120	0.00%	12.33%	1/18/2005
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
2006	3,170	11.588975	36,737	0.00%	3.21%
2005	1,932	11.228805	21,694	0.00%	12.29%	1/18/2005
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	38,566	8.637043	333,096	1.35%	-36.46%
2007	23,042	13.593553	313,223	1.42%	7.56%
2006	8,502	12.638155	107,450	1.29%	9.89%
2005	2,294	11.500795	26,383	0.72%	15.01%	1/18/2005
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	414,695	11.477234	4,759,554	1.74%	2.05%
2007	174,684	11.246272	1,964,544	4.75%	4.79%
2006	90,136	10.731921	967,332	4.18%	4.53%
2005	49,186	10.266806	504,983	1.71%	2.67%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	83,365	6.140389	511,893	0.11%	-38.60%	5/1/2008
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	69,824	7.765128	542,194	1.79%	-46.33%
2007	60,332	14.468946	872,940	2.26%	2.93%
2006	30,304	14.056822	425,978	1.95%	22.75%
2005	4,958	11.451970	56,779	0.68%	14.52%	5/2/2005

(Continued)

62

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	2,391	$6.364575	$15,219	0.52%	-36.35%	5/1/2008
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2008	183	6.357067	1,163	0.75%	-36.43%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	26,311	6.279727	165,226	0.00%	-37.20%	5/1/2008
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	58,272	6.757903	393,798	0.87%	-32.42%	5/1/2008
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	8,023	6.814966	54,677	0.00%	-46.42%
2007	4,802	12.718919	61,076	0.00%	9.75%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	15,192	7.998530	121,514	1.19%	-32.15%
2007	12,256	11.788779	144,483	1.35%	-6.89%
2006	5,826	12.661605	73,767	0.52%	17.29%
2005	2,670	10.794811	28,822	0.13%	7.95%	1/18/2005
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	29,057	8.139096	236,498	1.11%	-38.19%
2007	12,442	13.167514	163,830	0.16%	2.13%
2006	4,962	12.892586	63,973	0.22%	12.04%
2005	618	11.507293	7,112	0.00%	15.07%	1/18/2005
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	84,151	7.803097	656,639	1.40%	-41.55%
2007	81,126	13.351018	1,083,115	1.16%	8.18%
2006	43,158	12.341341	532,628	1.61%	13.63%
2005	790	10.861219	8,580	0.55%	8.61%	1/18/2005
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	39	5.182412	202	0.00%	-48.18%	5/1/2008
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
2008	88,800	6.176544	548,477	0.43%	-38.23%	5/1/2008
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	897	9.943310	8,919	0.00%	-0.57%	5/1/2008
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	9,743	8.454726	82,374	0.00%	-48.59%
2007	7,472	16.444438	122,873	0.00%	20.19%
2006	6,608	13.682536	90,414	0.00%	11.08%
2005	996	12.317458	12,268	0.00%	23.17%	5/2/2005
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	6,995	8.490774	59,393	0.00%	-41.29%
2007	3,802	14.462452	54,986	0.00%	22.49%
2006	722	11.807452	8,525	0.41%	-0.29%
2005	104	11.841567	1,232	0.00%	18.42%	5/2/2005
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	48,218	7.589375	365,944	2.03%	-36.99%
2007	57,762	12.044718	695,727	1.82%	-2.22%
2006	32,492	12.317759	400,229	2.03%	15.91%
2005	4,416	10.627448	46,931	1.29%	6.27%	1/18/2005
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	20,192	9.279073	187,363	8.63%	-17.29%
2007	12,774	11.218961	143,311	4.29%	4.62%
2006	7,652	10.723071	82,053	4.53%	4.84%
2005	5,336	10.228234	54,578	2.24%	2.28%	1/18/2005

(Continued)

63

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	4,089	$5.646840	$23,089	5.01%	-43.53%	5/1/2008
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	25,895	8.019658	207,668	0.00%	-46.44%
2007	47,864	14.972222	716,630	3.38%	3.21%
2006	12,944	14.506093	187,767	0.37%	23.45%
2005	1,416	11.750261	16,638	0.18%	17.50%	5/2/2005
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	26,414	7.206627	190,356	1.04%	-45.95%
2007	18,746	13.332382	249,929	0.39%	3.05%
2006	9,160	12.937253	118,505	0.45%	10.94%
2005	46	11.661977	536	0.00%	16.62%	5/2/2005
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	2,561	6.760031	17,312	0.00%	-39.47%
2007	2,424	11.168606	27,073	0.00%	0.52%
2006	1,320	11.111353	14,667	0.00%	5.25%
2005	2,234	10.556851	23,584	0.00%	5.57%	1/18/2005
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	54,272	8.193158	444,659	1.36%	-39.44%
2007	85,608	13.529389	1,158,224	0.10%	7.61%
2006	16,878	12.572219	212,194	0.11%	13.70%
2005	1,102	11.057136	12,185	0.00%	10.57%	1/18/2005
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	23,978	7.179944	172,160	0.13%	-45.52%
2007	18,658	13.178440	245,883	0.20%	14.15%
2006	19,526	11.544928	225,426	0.19%	7.95%
2005	2,298	10.694866	24,577	0.00%	6.95%	1/18/2005
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	33,763	9.026171	304,751	1.35%	-40.19%
2007	23,236	15.092302	350,685	0.94%	6.34%
2006	10,284	14.192798	145,959	0.50%	17.69%
2005	2,920	12.059670	35,214	0.00%	20.60%	5/2/2005
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	6,619	2.039384	13,499	5.41%	-78.89%
2007	1,914	9.661022	18,491	0.00%	-3.39%	5/1/2007
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	873	2.396292	2,092	7.99%	-78.67%
2007	1,106	11.235173	12,426	7.49%	-0.10%
2006	924	11.246592	10,392	5.83%	9.42%
2005	430	10.278092	4,420	0.00%	2.78%	1/18/2005
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	58,050	8.075736	468,796	0.47%	-37.83%
2007	32,394	12.989416	420,779	0.22%	-1.21%
2006	29,914	12.355835	369,612	0.78%	15.02%
2005	4,442	10.741901	47,716	0.00%	7.42%	1/18/2005
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	82,941	7.938976	658,467	1.29%	-38.47%
2007	57,410	12.902441	740,729	0.73%	4.42%
2006	9,596	13.148448	126,173	0.08%	15.00%
2005	448	11.433673	5,122	0.00%	14.34%	1/18/2005
(Continued)

64

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	73,411	$7.980543	$585,859	0.15%	-42.65%
2007	27,656	13.915435	384,845	0.13%	12.49%
2006	9,996	12.370493	123,655	0.43%	9.33%
2005	1,556	11.314946	17,606	0.21%	13.15%	5/2/2005

T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	32,472	8.287351	269,107	2.35%	-36.26%
2007	14,258	13.002714	185,393	1.63%	3.03%
2006	5,252	12.620348	66,282	1.64%	18.65%
2005	794	10.636871	8,446	0.96%	6.37%	5/2/2005

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	5,231	11.230967	58,749	3.64%	1.31%
2007	466	11.086232	5,166	4.04%	5.23%
2006	98	10.535464	1,032	0.42%	4.03%

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	28,841	10.218734	294,718	4.14%	-10.20%
2007	32,734	11.380012	372,513	3.39%	5.45%
2006	13,182	10.791549	142,254	4.70%	3.73%
2005	492	10.403391	5,118	3.37%	4.03%	1/18/2005

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	52,025	8.656213	450,338	3.67%	-37.89%
2007	41,926	13.937607	584,348	1.00%	-17.07%
2006	13,494	16.806589	226,788	1.13%	38.04%
2005	2,604	12.174767	31,703	0.02%	21.75%	1/18/2005
2008	Contract owners’ equity		$38,340,805
2007	Contract owners’ equity		$32,958,038
2006	Contract owners’ equity		$14,548,089
2005	Contract owners’ equity		$1,951,231

*	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This represents the total return for the period indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

65

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2008 and 2007, and the related statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008.  In connection with our audits of the financial statements, we also have audited financial statement schedules I, IV and V.  These financial statements and financial statement schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio
April 10, 2009

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Balance Sheets
(in millions, except share amounts)

	December 31,
	2008	2007

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $2,369.4 and $2,608.7)	$ 2,118.7	$ 2,598.5
Equity securities (amortized cost $4.2 and $5.6)	4.3	5.5
Mortgage loans on real estate, net	723.7	824.8
Short-term investments, including amounts managed by a related party	165.5	94.3
Other investments	3.6	4.9
Total investments	3,015.8	3,528.0

Cash	6.4	-
Deferred policy acquisition costs	449.3	284.1
Reinsurance receivable from a related party	131.6	129.1
Other assets	491.4	640.1
Separate account assets	1,005.4	1,736.4
Total assets	$ 5,099.9	$ 6,317.7

Liabilities and Shareholder’s Equity:
Liabilities:
Future policy benefits and claims	$ 3,624.2	$ 3,905.1
Other liabilities	113.6	202.2
Separate account liabilities	1,005.4	1,736.4
Total liabilities	4,743.2	5,843.7

Shareholder’s equity:
Common stock ($40 par value; authorized, issued and outstanding - 66,000 shares)	2.6	2.6
Additional paid-in capital	248.0	248.0
Retained earnings	183.4	225.7
Accumulated other comprehensive loss	(77.3)	(2.3)
Total shareholder’s equity	356.7	474.0
Total liabilities and shareholder’s equity	$ 5,099.9	$ 6,317.7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of (Loss) Income
(in millions)

		Years ended December 31,
	2008	2007	2006

Revenues:
Policy charges	$ 79.7	$ 60.4	$ 63.3
Premiums	23.4	12.0	10.5
Net investment income	51.0	45.5	42.3
Net realized investment losses	(102.5)	(24.6)	(16.9)
Other income	0.2	0.4	0.3
Total revenues	51.8	93.7	99.5

Benefits and expenses:
Interest credited to policyholder accounts	18.5	15.5	13.5
Benefits and claims	46.2	19.1	21.0
Amortization of deferred policy acquisition costs	40.3	21.7	26.0
Other operating expenses	17.5	15.9	6.5
Total benefits and expenses	122.5	72.2	67.0

(Loss) income from continuing operations before federal income tax (benefit) expense	(70.7)	21.5	32.5
Federal income tax (benefit) expense	(28.4)	5.8	7.0
Net (loss) income	$ (42.3)	$ 15.7	$ 25.5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Changes in Shareholder’s Equity
(in millions)

	Common stock	Additional paid-in capital		Retained earnings		Accumulated other comprehensive income (loss)	Total shareholder’s equity

Balance as of December 31, 2005	$ 2.6	$ 248.0	#	$ 184.5	#	$ 1.5	$ 436.6

Comprehensive income:
Net income	-	-		25.5		-	25.5
Other comprehensive loss, net of taxes	-	-		-		(5.3)	(5.3)
Total comprehensive income							20.2
Balance as of December 31, 2006	2.6	248.0	#	210.0	#	(3.8)	456.8

Comprehensive income:
Net income	-	-		15.7		-	15.7
Other comprehensive income, net of taxes	-	-		-		1.5	1.5
Total comprehensive income							17.2
Balance as of December 31, 2007	2.6	248.0	#	225.7	#	(2.3)	474.0

Comprehensive loss:
Net loss	-	-		(42.3)		-	(42.3)
Other comprehensive loss, net of taxes	-	-		-		(75.0)	(75.0)
Total comprehensive loss							(117.3)
Balance as of December 31, 2008	$ 2.6	$ 248.0	#	$ 183.4	#	$ (77.3)	$ 356.7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Cash Flows
(in millions)

	Years ended December 31,
	2008	2007	2006

Cash flows from operating activities:
Net (loss) income	$ (42.3)	$ 15.7	$ 25.5
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses	102.5	24.6	16.9
Interest credited to policyholder accounts	18.5	15.5	13.5
Capitalization of deferred policy acquisition costs	(83.8)	(58.9)	(52.2)
Amortization of deferred policy acquisition costs	40.3	21.7	26.0
Amortization and depreciation	3.2	7.6	12.6
Decrease in other assets	9.7	93.3	5.2
(Decrease) increase in policy and other liabilities	(196.5)	93.8	(3.5)
(Increase) decrease in derivative assets	(5.2)	0.4	(2.2)
(Decrease) increase in derivative liabilities	(4.9)	6.2	(4.4)
Net cash (used in) provided by operating activities	(158.5)	219.9	37.5

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	474.7	780.4	972.3
Proceeds from sale of securities available-for-sale	287.7	700.6	806.0
Proceeds from repayments or sales of mortgage loans on real estate	111.5	225.4	277.2
Cost of securities available-for-sale aquired	(614.4)	(861.0)	(722.6)
Cost of mortgage loans on real estate originated or acquired	(15.7)	(39.4)	(105.8)
Net (increase) decrease in short-term investments	(72.0)	129.4	(47.4)
Collateral paid	(13.7)	(17.6)	(77.9)
Other, net	1.4	(4.4)	0.6
Net cash provided by investing activities	159.5	913.4	1,102.4

Cash flows from financing activities:
Investment and universal life insurance product deposits and other additions	401.7	186.6	168.4
Investment and universal life insurance product withdrawals and other deductions	(411.9)	(1,319.9)	(1,308.3)
Other, net	15.6	-	-
Net cash provided by (used in) financing activities	5.4	(1,133.3)	(1,139.9)

Net increase in cash	6.4	-	-
Cash, beginning of period	-	-	-
Cash, end of period	$ 6.4	$ -	$ -

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (NLAIC or the Company) provides long-term savings and retirement products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc (NFS).  The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.  The Company offers individual annuity contracts, universal life insurance, variable universal life insurance and corporate-owned life insurance (COLI) on a non-participating basis.

On August 6, 2008, NFS entered into a definitive agreement for NMIC and Nationwide Corporation to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash.  The transaction closed on January 1, 2009 and NFS became a wholly-owned subsidiary of Nationwide Corporation.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Certain items in the 2007 and 2006 financial statements and related notes have been reclassified to conform to the current presentation.

(a)	Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading.  All fixed maturity and marketable equity securities are classified as available-for-sale.  Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC and deferred federal income taxes, reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity.  The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.  For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used.  The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings.  The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond.  The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.  The Company also utilized broker quotes in pricing securities or to validate modeled prices.  As of December 31, 2008, 72% of the fair values of fixed maturity securities were valued with the assistance of independent pricing services, 18% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes, and 4% were valued from other sources (compared to 69%, 21%, 8%, and 2%, respectively, as of December 31, 2007).

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities.  When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.  Any resulting adjustment is included in net investment income.  All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt securities not subject to Emerging Issues Task Force (EITF) Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due.  Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time.  Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.  Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security.  If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been, or it is probable there will be, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers.  Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.  In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date.  The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.  Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Loans in foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification.  Changes in the Company’s mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

(b)	Derivative Instruments

Derivatives are carried at fair value.  On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction.  The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions.  This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.  The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items.  When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities.  In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments.  Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates.  Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.  Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities.  The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets.  Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting.  The Company does not enter into speculative positions.  Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy.  For example, the Company may sell credit default protection through a credit default swap.  Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk.  The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability.  Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap.  Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

(c)      Revenues and Benefits

Investment and Universal Life Insurance Products:  Investment products primarily consist of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.  Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products:  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d)      Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase.  The Company carries cash and cash equivalents at cost, which approximates fair value.

(e)      Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities .  Universal life insurance products include universal life insurance, variable universal life insurance and COLI.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in Note 2(a).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.  See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.  See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves.  This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses.  The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends.  Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006
Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance.  This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $2.8 million pre-tax.  First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date).  Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%.  This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to mortality and lapse assumptions related to universal life insurance products.  Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustment:  1) a decrease in unearned revenue liability and additional administrative fees of $5.1 million; and 2) a decrease in DAC and an increase in DAC amortization totaling $5.0 million.  The net impact of this activity was a $0.1 million favorable pre-tax adjustment to net income in the second quarter of 2008.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $3.2 million pre-tax.  During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $12.6 million pre-tax.  The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(f)      Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006
(g)      Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h)      Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.  Any such change could significantly affect the amounts reported in the statements of (loss) income.  Management has established reserves in accordance with FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48) based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation.  Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns.  Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(i)      Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

(j)      Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity.  Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid.  The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred.  The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies.  The impact of the Company’s retroactive application of the adoption of this change in accounting principle was immaterial.

(3)	Recently Issued Accounting Standards

In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, (FSP FAS 115-2 and FAS 124-2).  FSP FAS 115-2 and FAS 124-2 provides guidance designed to create greater clarity and consistency in accounting for and presenting impairment losses on debt and equity securities.  FSP FAS 115-2 and FAS 124-2 is effective for interim and annual periods ending after June 15, 2009, with early adoption permitted for interim and annual periods ending after March 15, 2009. The Company currently is evaluating the impact of adopting FSP FAS 115-2 and FAS 124-2, but expects the impact is likely to be material.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP FAS 157-4).  FSP FAS 157-4 provides guidelines for making fair value measurements more consistent with the principles presented in Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements (SFAS 157).  FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009, with early adoption permitted for interim and annual periods ending after March 15, 2009. The Company currently is evaluating the impact of adopting FSP FAS 157-4.

In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred.  FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted.  The Company adopted FSP EITF 99-20-1 effective December 31, 2008 and applied the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1).  FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan.  The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009.  FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In November 2008, the FASB Board ratified the emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7).  EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting.  In doing so, the asset should not be included as part of the cost of an entity's existing intangible asset(s) because the defensive intangible asset is separately identifiable.  EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.  The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3).  FSP FAS 157-3 clarifies the application of SFAS 157, in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active.  FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008.  The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees:  An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4).  FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk.  FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34.  FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008.  The Company adopted FSP FAS 133-1 and FIN 45-4. effective for the December 31, 2008 reporting period.  See Note 5 for the required disclosures.

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162).  SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy).  SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles.  The adoption of SFAS 162 will not result in a change in current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161).  SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.  SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements.  SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  The Company currently is evaluating the new disclosures required under SFAS 161 and will provide the required disclosures beginning in 2009.

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2).  This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008.  FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance.  The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2.  However, the Company does not expect such application to have a material impact on its financial position or results of operations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141).  The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects.  Accordingly, SFAS 141R establishes principles and requirements for how the acquirer:  1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination.  SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination.  SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control.  SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  Earlier application is prohibited.  The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160).  The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary.  SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R.  SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008.  Earlier adoption is prohibited.  The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1).  SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide).  For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor).  In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor.  The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007.  On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1.  The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1).  FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39.  FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted.  The Company adopted FSP FIN 39-1 effective January 1, 2008.  The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral.  The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159).  SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.  The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions.  SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments.  SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities.  SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value.  In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments.  SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007.  The Company adopted SFAS 159 effective January 1, 2008, which had no impact on the Company’s financial position or results of operations.  The Company will assess the fair value election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158).  SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income.  SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions.  An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006.  The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008.  The Company adopted SFAS 158 effective December 31, 2006.  The adoption of SFAS 158 had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the FASB issued SFAS 157.  SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements.  SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period.  SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted.  The Company adopted SFAS 157 effective January 1, 2008.  The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations.  See Note 4 for disclosures required by SFAS 157.

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108).  SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements.  SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors.  SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements.  The Company adopted SAB 108 effective December 31, 2006.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48).  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  FIN 48 is effective for fiscal years beginning after December 15, 2006.  The Company adopted FIN 48 effective January 1, 2007.  FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140).  SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable.  SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value.  An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value.  Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities.  By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period.  SFAS 156 is effective for fiscal years beginning after September 15, 2006.  The Company adopted SFAS 156 effective January 1, 2007.  SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155).  SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140.  SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets.  In summary, SFAS 155:  (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.  SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006.  Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis.  The Company adopted SFAS 155 effective January 1, 2006.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1.  SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB.  SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract.  SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.  Retrospective application of SOP 05-1 to previously issued financial statements is not permitted.  Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year.  The Company adopted SOP 05-1 effective January 1, 2007.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements.  SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.  SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted.  The Company adopted SFAS 154 effective January 1, 2006.  SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006
(4)	Fair Value Measurements

Fair Value Option

The Company adopted SFAS 159 effective January 1, 2008.  The adoption of SFAS 159 had no impact on the Company’s financial position or results of operations.  The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008.  SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.  The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.  Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 39.4	$ 0.8	$ -	$ 40.2
Obligations of states and political subdivisions	-	25.0	-	25.0
Corporate securities	-	1,107.9	141.2	1,249.1
Mortgage-backed securities	78.7	142.5	267.7	488.9
Asset-backed securities	-	153.7	161.8	315.5
Total fixed maturity securities	118.1	1,429.9	570.7	2,118.7
Equity securities	-	4.3	-	4.3
Total securities available-for-sale	118.1	1,434.2	570.7	2,123.0
Short-term investments	-	165.5	-	165.5
Total investments	118.1	1,599.7	570.7	2,288.5

Cash	6.4	-	-	6.4
Derivative assets1	-	6.2	-	6.2
Separate account assets2,3	-	1,005.4	-	1,005.4
Total assets	$ 124.5	$ 2,611.3	$ 570.7	$ 3,306.5

Liabilities
Derivative liabilities1	$ -	$ 6.6	$ -	$ 6.6
Total liabilities	$ -	$ 6.6	$ -	$ 6.6

__________

1	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments and interest rate futures contracts.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the twelve months ended December 31, 2008:

		Net investment						Change in
		gains (losses)						unrealized
	Balance	In earnings		Purchases,			Balance	gains (losses)
	as of	(realized		issuances,	Transfers	Transfers	as of	in earnings
	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2007	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2008	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
Corporate securities	$ 142.0	$ (14.5)	$ (22.7)	$ (37.7)	$ 94.8	$ (20.7)	$ 141.2	$ -
Mortgage-backed securities	40.4	(31.7)	(63.1)	(34.2)	356.3	-	267.7	-
Asset-backed securities	74.5	(34.8)	(47.1)	2.8	178.8	(12.4)	161.8	-
Total securities
available-for-sale	256.9	(81.0)	(132.9)	(69.1)	629.9	(33.1)	570.7	-
Short-term investments	47.4	-	-	-	-	(47.4)	-	-
Total assets	$ 304.3	$ (81.0)	$ (132.9)	$ (69.1)	$ 629.9	$ (80.5)	$ 570.7	$ -

__________
1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC Designations).

Transfers

The Company will review its fair value hierarchy classifications quarterly.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs.  During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity.  As a result, there have been significant changes in certain inputs which led to transfers into Level 3.  During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments.  The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net:  The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.  Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans on real estate, net	$ 723.7	$ 660.3	$ 824.8	$ 830.9
Policy loans	3.6	3.6	4.9	4.9

Liabilities
Investment contracts	(2,975.0)	(3,041.5)	(3,392.2)	(3,291.7)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

(5)	Derivative Financial Instruments

Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities.  As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets.  In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates.  The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments.  The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment.  The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans.  In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period.  With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds.  As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates.  Such variability poses risks to the Company when the assets are funded with fixed rate liabilities.  In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.  In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments.  The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment.  The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments.  The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment.  The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

Foreign Currency Risk Management

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates.  In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments.  Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR.  These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate.  The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk.  These derivative instruments are designated as a cash flow hedge.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company.  As of December 31, 2008, approximately 67% of separate account assets were invested in equity mutual funds (approximately 77% as of December 31, 2007).  Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue.  In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

Many of the Company’s individual variable annuity contracts offer guaranteed minimum death benefit (GMDB) features.  A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date.  A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value.  This could result in additional GMDB claims.  As of December 31, 2008 and 2007, the Company’s net amount at risk was $182.7 million and $10.4 million, respectively.  As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $5.9 million and $0.7 million, respectively.

Other Non-Hedging Derivatives

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond.  These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread.  The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.  The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.  The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net loss of $0.1 million, a net loss of $0.2 million and a net gain of $0.1 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships.  There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.  There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $0.1 million, a net loss of $0.1 million and a net gain of $0.1 million, respectively.  There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

Other Derivative Instruments

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $8.0 million, a net loss of $4.2 million and a net gain of $0.2 million, respectively, related to other derivative instruments not designated in hedging relationships.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007

Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$ 7.0	$ 7.0
Pay variable/receive fixed rate swaps hedging investments	19.0	3.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	30.6	31.5
Credit default swaps	26.5	52.0
Total	$ 83.1	$ 93.5

The notional value is the amount upon which exchanges of interest are based.  Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.  When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor.  In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring.  There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $9.6 million in 2008 and no losses in 2007 or 2006, on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

Single sector exposure:
Consumer goods	$ -	$ -	$ 3.0	$ (0.4)	$ -	$ -	$ 3.0	$ (0.4)
Financial	-	-	7.5	(1.0)	5.0	-	12.5	(1.0)
Utilities	4.5	-	-	-	-	-	4.5	-
Total	$ 4.5	$ -	$ 10.5	$ (1.4)	$ 5.0	$ -	$ 20.0	$ (1.4)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 7.1	$ 0.4	$ -	$ 7.5
U.S. Government agencies1	29.6	3.1	-	32.7
Obligations of states and political subdivisions	25.1	0.1	0.2	25.0
Corporate securities
Public	805.4	10.9	88.5	727.8
Private	555.1	5.6	39.4	521.3
Mortgage-backed securities	553.5	8.3	72.9	488.9
Asset-backed securities	393.6	1.5	79.6	315.5
Total fixed maturity securities	2,369.4	29.9	280.6	2,118.7
Equity securities	4.2	0.1	-	4.3
Total securities available-for-sale	$ 2,373.6	$ 30.0	$ 280.6	$ 2,123.0

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 7.4	$ 0.3	$ -	$ 7.7
U.S. Government agencies	29.2	0.9	-	30.1
Obligations of states and political subdivisions	33.7	0.2	0.1	33.8
Corporate securities
Public	804.1	13.6	12.7	805.0
Private	693.8	14.3	6.8	701.3
Mortgage-backed securities	613.7	3.9	10.7	606.9
Asset-backed securities	426.8	2.0	15.1	413.7
Total fixed maturity securities	2,608.7	35.2	45.4	2,598.5
Equity securities	5.6	-	0.1	5.5
Total securities available-for-sale	$ 2,614.3	$ 35.2	$ 45.5	$ 2,604.0

__________
1	Includes $22.2 million of securities explicitly backed by the full faith and credit of the U.S. Government.

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable.  Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period.  In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $31.0 million and $32.3 million, and gross unrealized losses of $20.5 million and $1.5 million, as of December 31, 2008 and December 31, 2007, respectively.  Of these securities in an unrealized loss position as of December 31, 2008, $6.6 million, or 24%, were in an unrealized loss position for more than one year compared to none as of December 31, 2007.  As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 115.0	$ 113.6
Due after one year through five years	858.6	808.5
Due after five years through ten years	256.7	229.5
Due after ten years	192.0	162.7
Subtotal	1,422.3	1,314.3
Mortgage-backed securities	553.5	488.9
Asset-backed securities	393.6	315.5
Total	$ 2,369.4	$ 2,118.7

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007

Net unrealized losses, before adjustments and taxes	$ (250.6)	$ (10.3)
Adjustment to DAC	136.2	14.5
Deferred federal income taxes	40.0	(2.0)
Net unrealized losses	$ (74.4)	$ 2.2

The following table presents an analysis of the net (increase) decrease in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006

Fixed maturity securities	$ (240.5)	$ 3.4	$ (18.3)
Equity securities	0.2	(0.1)	(0.2)
Net (increase) decrease	$ (240.3)	$ 3.3	$ (18.5)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
		Gross		Gross		Gross
	Estimated	unrealized	Estimated	unrealized	Estimated	unrealized
(in millions)	fair value	losses	fair value	losses	fair value	losses

December 31, 2008:
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 13.4	$ 0.2	$ 1.3	$ -	$ 14.7	$ 0.2
Corporate securities
Public	364.1	54.2	148.7	34.3	512.8	88.5
Private	219.9	26.0	130.7	13.4	350.6	39.4
Mortgage-backed securities	92.9	15.7	197.6	57.2	290.5	72.9
Asset-backed securities	122.9	25.0	164.4	54.6	287.3	79.6
Total	$ 813.2	$ 121.1	$ 642.7	$ 159.5	$ 1,455.9	$ 280.6
% of gross unrealized losses		43%		57%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$ -	$ -	$ 0.2	$ -	$ 0.2	$ -
Obligations of states and
political subdivisions	0.1	-	22.3	0.1	22.4	0.1
Corporate securities
Public	232.1	6.9	189.3	5.8	421.4	12.7
Private	60.4	0.8	280.8	6.0	341.2	6.8
Mortgage-backed securities	155.7	3.4	236.5	7.3	392.2	10.7
Asset-backed securities	156.0	7.6	142.2	7.5	298.2	15.1
Total fixed maturity securities	604.3	18.7	871.3	26.7	1,475.6	45.4
Equity securities	5.6	0.1	-	-	5.6	0.1
Total	$ 609.9	$ 18.8	$ 871.3	$ 26.7	$ 1,481.2	$ 45.5
% of gross unrealized losses		41%		59%

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired.  The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary.  Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $159.5 million, or 57% of the Company’s total unrealized losses on fixed maturity securities.  Of this total, $129.3 million, or 81%, were classified as investment grade securities, as defined by the NAIC.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 527, or 67%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 455, or 55%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs.  These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements.  In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in that sector.  It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total
Corporate securities - public and private
99.9% - 95.0%	$ 5.2	$ 3.2	$ 8.4	$ 0.1	$ -	$ 0.1	$ 5.3	$ 3.2	$ 8.5
94.9% - 90.0%	10.3	4.7	15.0	1.0	0.8	1.8	11.3	5.5	16.8
89.9% - 85.0%	10.8	3.2	14.0	0.8	2.2	3.0	11.6	5.4	17.0
84.9% - 80.0%	9.7	5.7	15.4	2.0	-	2.0	11.7	5.7	17.4
Below 80.0%	31.4	14.5	45.9	8.9	13.4	22.3	40.3	27.9	68.2
Total	67.4	31.3	98.7	12.8	16.4	29.2	80.2	47.7	127.9

Mortgage-backed securities
99.9% - 95.0%	0.4	0.2	0.6	-	-	-	0.4	0.2	0.6
94.9% - 90.0%	0.4	2.8	3.2	-	-	-	0.4	2.8	3.2
89.9% - 85.0%	1.5	2.2	3.7	-	-	-	1.5	2.2	3.7
84.9% - 80.0%	4.5	4.2	8.7	2.9	3.0	5.9	7.4	7.2	14.6
Below 80.0%	4.7	35.3	40.0	1.3	9.5	10.8	6.0	44.8	50.8
Total	11.5	44.7	56.2	4.2	12.5	16.7	15.7	57.2	72.9

Asset-backed securities
99.9% - 95.0%	1.3	0.2	1.5	-	-	-	1.3	0.2	1.5
94.9% - 90.0%	1.9	3.2	5.1	-	-	-	1.9	3.2	5.1
89.9% - 85.0%	0.7	3.4	4.1	-	0.4	0.4	0.7	3.8	4.5
84.9% - 80.0%	0.2	4.5	4.7	-	0.8	0.8	0.2	5.3	5.5
Below 80.0%	19.6	42.1	61.7	1.3	-	1.3	20.9	42.1	63.0
Total	23.7	53.4	77.1	1.3	1.2	2.5	25.0	54.6	79.6

Other fixed maturity securities 1
99.9% - 95.0%	0.1	-	0.1	-	-	-	0.1	-	0.1
94.9% - 90.0%	0.1	-	0.1	-	-	-	0.1	-	0.1
89.9% - 85.0%	-	-	-	-	-	-	-	-	-
84.9% - 80.0%	-	-	-	-	-	-	-	-	-
Below 80.0%	-	-	-	-	-	-	-	-	-
Total	0.2	-	0.2	-	-	-	0.2	-	0.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	7.0	3.6	10.6	0.1	-	0.1	7.1	3.6	10.7
94.9% - 90.0%	12.7	10.7	23.4	1.0	0.8	1.8	13.7	11.5	25.2
89.9% - 85.0%	13.0	8.8	21.8	0.8	2.6	3.4	13.8	11.4	25.2
84.9% - 80.0%	14.4	14.4	28.8	4.9	3.8	8.7	19.3	18.2	37.5
Below 80.0%	55.7	91.9	147.6	11.5	22.9	34.4	67.2	114.8	182.0
Total	$ 102.8	$ 129.4	$ 232.2	$ 18.3	$ 30.1	$ 48.4	$ 121.1	$ 159.5	$ 280.6

__________
1
Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total
Corporate securities - public and private
99.9% - 95.0%	$ 1.6	$ 4.3	$ 5.9	$ 1.4	$ 0.8	$ 2.2	$ 3.0	$ 5.1	$ 8.1
94.9% - 90.0%	0.8	4.0	4.8	1.3	0.4	1.7	2.1	4.4	6.5
89.9% - 85.0%	-	1.1	1.1	0.7	1.2	1.9	0.7	2.3	3.0
84.9% - 80.0%	-	-	-	0.2	-	0.2	0.2	-	0.2
Below 80.0%	-	-	-	1.7	-	1.7	1.7	-	1.7
Total	2.4	9.4	11.8	5.3	2.4	7.7	7.7	11.8	19.5

Mortgage-backed securities
99.9% - 95.0%	1.4	4.1	5.5	-	-	-	1.4	4.1	5.5
94.9% - 90.0%	2.0	3.2	5.2	-	-	-	2.0	3.2	5.2
89.9% - 85.0%	-	-	-	-	-	-	-	-	-
84.9% - 80.0%	-	-	-	-	-	-	-	-	-
Below 80.0%	-	-	-	-	-	-	-	-	-
Total	3.4	7.3	10.7	-	-	-	3.4	7.3	10.7

Asset-backed securities
99.9% - 95.0%	1.6	1.8	3.4	-	-	-	1.6	1.8	3.4
94.9% - 90.0%	2.0	2.3	4.3	-	-	-	2.0	2.3	4.3
89.9% - 85.0%	1.2	1.9	3.1	-	-	-	1.2	1.9	3.1
84.9% - 80.0%	2.8	1.1	3.9	-	-	-	2.8	1.1	3.9
Below 80.0%	-	0.4	0.4	-	-	-	-	0.4	0.4
Total	7.6	7.5	15.1	-	-	-	7.6	7.5	15.1

Other fixed maturity securities 1
99.9% - 95.0%	-	-	-	-	-	-	-	-	-
94.9% - 90.0%	-	0.1	0.1	-	-	-	-	0.1	0.1
89.9% - 85.0%	-	-	-	-	-	-	-	-	-
84.9% - 80.0%	-	-	-	-	-	-	-	-	-
Below 80.0%	-	-	-	-	-	-	-	-	-
Total	-	0.1	0.1	-	-	-	-	0.1	0.1

Total fixed maturity securities available-for-sale
99.9% - 95.0%	4.6	10.2	14.8	1.4	0.8	2.2	6.0	11.0	17.0
94.9% - 90.0%	4.8	9.6	14.4	1.3	0.4	1.7	6.1	10.0	16.1
89.9% - 85.0%	1.2	3.0	4.2	0.7	1.2	1.9	1.9	4.2	6.1
84.9% - 80.0%	2.8	1.1	3.9	0.2	-	0.2	3.0	1.1	4.1
Below 80.0%	-	0.4	0.4	1.7	-	1.7	1.7	0.4	2.1
Total	$ 13.4	$ 24.3	$ 37.7	$ 5.3	$ 2.4	$ 7.7	$ 18.7	$ 26.7	$ 45.4

__________
1
Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

As of December 31, 2008, 35% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%.  In addition, 83% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC.  Of the Company’s investments in unrealized loss positions classified as non-investment grade, 38% have been in an unrealized loss position for less than one year.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements.  For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies.  The NAIC also assigns ratings to securities that do not receive public ratings.  The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$ 1,444.9	$ 1,304.6	$ 1,788.0	$ 1,778.9
2	Baa	686.0	622.5	637.0	640.4
3	Ba	149.6	124.6	139.8	136.2
4	B	69.9	51.0	26.9	26.8
5	Caa and lower	15.7	12.4	14.6	13.8
6	In or near default	3.3	3.6	2.4	2.4
	Total	$ 2,369.4	$ 2,118.7	$ 2,608.7	$ 2,598.5

__________
1
NAIC Designations are assigned at least annually.  Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2
Comparisons between NAIC and Moody’s Investors Service, Inc. (Moody’s) designations are published by the NAIC.  If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Subsequent to December 31, 2008, many issuers and securities have been subject to downgrades which may impact the designations of the Company’s general account fixed maturity securities portfolio, but the designations are not expected to be materially different than presented in the table above.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs.  When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery.  These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral.  The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages.  The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered Sub-prime.  The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $240.6 million and $182.9 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $110.2 million and $94.5 million, respectively.  As of December 31, 2008, 67.0% and 90.6% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better.  In addition, 63.0% and 76.4% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company's investments in commercial mortgage-backed securities (CMBS).  These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $132.1 million and $100.9 million, respectively, while the December 31, 2007 amortized cost was $101.0 million and estimated fair value was $99.5 million.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $287.7 million, $700.6 million and $806.0 million, respectively.  During 2008, gross gains of $1.7 million ($4.9 million and $10.2 million in 2007 and 2006, respectively) and gross losses of $1.3 million ($11.4 million and $21.1 million in 2007 and 2006, respectively) were realized on those sales.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S.  As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 3%, 23% and 31%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 22% and 30%, respectively, as of December 31, 2007.

As of December 31, 2008, the carrying value of commercial mortgage loans on real estate considered impaired was $9.0 million for which a $3.4 million valuation allowance had been established.  There were no commercial mortgage loans on real estate considered impaired and no related valuation allowance as of December 31, 2007.  No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006

Allowance, beginning of period	$ 2.3	$ 2.7	$ 3.4
Net change in allowance	4.3	(0.4)	(0.7)
Allowance, end of period	$ 6.6	$ 2.3	$ 2.7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes net realized investment losses by source for the years ended December 31:

(in millions)	2008	2007	2006

Total realized gains on sales, net of hedging losses	$ 1.9	$ 6.3	$ 5.3
Total realized losses on sales, net of hedging gains	(3.8)	(13.5)	(22.6)
Total other-than-temporary and other investment impairments	(98.6)	(13.3)	(0.7)
Credit default swaps	2.4	(4.2)	0.5
Other derivatives	(4.4)	0.1	0.6
Net realized investment losses	$ (102.5)	$ (24.6)	$ (16.9)

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006

Fixed maturity securities:
Corporate securities
Public	$ 11.0	$ 1.5	$ 0.5
Private	10.8	0.7	0.1
Mortgage-backed securities	35.2	-	-
Asset-backed securities	34.8	11.1	0.1
Total fixed maturity securities	91.8	13.3	0.7

Equity securities	3.4	-	-
Other	3.4	-	-
Total other-than-temporary and other investment impairments	$ 98.6	$ 13.3	$ 0.7

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2008	2007	2006

Securities available-for-sale:
Fixed maturity securities	$ 141.7	$ 168.5	$ 204.6
Equity securities	0.5	0.3	0.5
Mortgage loans on real estate	47.0	57.9	69.9
Short-term investments	0.8	4.9	15.0
Other	1.0	1.0	2.4
Gross investment income	191.0	232.6	292.4
Less:
Investment expenses	6.0	7.4	8.3
Net investment income ceded (Note 11)	134.0	179.7	241.8
Net investment income	$ 51.0	$ 45.5	$ 42.3

Fixed maturity securities with an amortized cost of $4.9 million and $4.8 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $33.9 million and $47.6 million, respectively, of cash collateral on securities lending.  The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007.  As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $33.2 million and $46.8 million, respectively.

As of December 31, 2008 and 2007, the Company had not received any cash for derivative collateral.  As December 31, 2008 the Company held $2.8 million of securities as off-balance sheet collateral on derivative transactions compared to none as of December 31, 2007.  As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $1.6 million as collateral to various derivative counterparties compared to $0.6 million as of December 31, 2007.  The Company considers its exposure to credit risk related to uncollateralized derivative receivables and payables in measuring the fair value of its derivative assets and liabilities.  The impact of this risk was immaterial to the overall fair value measurement as of December 31, 2008.

(7)	Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007

Balance at beginning of period	$ 284.1	$ 245.2
Capitalization of DAC	83.8	58.9
Amortization of DAC	(40.3)	(21.7)
Adjustments to unrealized gains and losses on securities available-for-sale	121.7	1.7
Balance at end of period	$ 449.3	$ 284.1

See Note 2(e) for information on the Company’s DAC policies.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders.  The Company provides two primary guarantee types under its non-traditional variable annuity contracts:  (1) GMDB and (2) guaranteed minimum income benefits (GMIB).

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered five primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums”.  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit.  For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•
  Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
	Account	Net amount	Wtd. avg.	Account	Net amount	Wtd. avg.
(in millions)	value	at risk1	attained age	value	at risk1	attained age

GMDB:
Return of premium	$ 159.9	$ 3.2	67	$ 242.2	$ -	67
Reset	522.6	125.3	67	944.8	7.7	66
Ratchet	137.4	51.3	67	213.5	0.5	67
Rollup	27.6	2.6	66	48.2	0.3	65
Subtotal	847.5	$ 182.4	67	1,448.7	$ 8.5	66
Earnings enhancement	7.6	0.3	63	12.8	1.9	60
Total - GMDB	$ 855.1	$ 182.7	67	$ 1,461.5	$ 10.4	66

GMIB2:
Ratchet	$ 10.9	$ 0.3	N/A	$ 18.1	$ -	N/A
Rollup	28.2	-	N/A	43.6	-	N/A
Total - GMIB	$ 39.1	$ 0.3	N/A	$ 61.7	$ -	N/A

________
1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

2	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because currently there is no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  The increase in net amount at risk during 2008 is primarily due to declines in the financial markets.

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007

Mutual funds:
Bond	$ 191.2	$ 268.4
Domestic equity	461.8	1,028.0
International equity	84.3	58.5
Total mutual funds	737.3	1,354.9
Money market funds	37.6	32.1
Total	$ 774.9	$ 1,387.0

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios
•	Mean gross equity performance – 8.1%
•	Equity volatility – 18.7%
•	Mortality – 100% of Annuity 2000 table
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Federal Income Taxes

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007

Deferred tax assets:
Future policy benefits and claims	$ 31.1	$ 16.5
Securities available-for-sale	118.0	7.7
Other	10.1	7.4
Gross deferred tax assets	159.2	31.6

Deferred tax liabilities:
Deferred policy acquisition costs	73.6	62.0
Derivatives	8.9	6.1
Other	59.3	0.6
Gross deferred tax liabilities	141.8	68.7
Net deferred tax (asset) liability	$ (17.4)	$ 37.1

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts.  There was no valuation allowance as of December 31, 2008 and 2007.  No valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset, due from NLIC, was $17.3 million and $10.5 million as of December 31, 2008 and 2007, respectively.

Total amounts refunded from NLIC for federal income taxes were $7.4 million, $4.1 million and $1.7 million during the years ended December 31, 2008, 2007, and 2006, respectively.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006

Current	$ (14.3)	$ (4.5)	$ (7.0)
Deferred	(14.1)	10.3	14.0
Federal income tax (benefit) expense	$ (28.4)	$ 5.8	$ 7.0

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%

Computed tax (benefit) expense	$ (24.7)	35.0	$ 7.5	35.0	$ 11.4	35.0
Dividend received deduction	(0.6)	0.8	(1.7)	(8.0)	(2.3)	(7.1)
Other, net	(3.1)	4.4	-	-	(2.1)	(6.4)
Total	$ (28.4)	40.2	$ 5.8	27.0	$ 7.0	21.5

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007.  There was no impact to the Company’s retained earnings on adoption of FIN 48.  A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007

Balance at beginning of period	$ -	$ -
Additions for current year tax positions	1.3	-
Balance at end of period	$ 1.3	$ -

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $1.3 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above.  An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the interest and penalties incurred by the Company was immaterial.  Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007.  As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

(10)	Shareholder’s Equity, Regulatory Risk-Based Capital and Dividend Restrictions

Regulatory Risk-Based Capital

The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  The Company exceeded Ohio’s minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company is required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company for the years ended December 31:

(in millions)	2008 1	2007	2006

Statutory net (loss) income	$ (87.9)	$ (13.4)	$ (45.6)
Statutory capital and surplus	81.7	173.3	158.6

___________
1	Unaudited as of the date of this report.

Dividend Restrictions

The payment of dividends by the Company is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  During the year ended December 31, 2008, the Company did not pay any dividends to NLIC.  As of January 1, 2009, the Company could pay dividends totaling $8.2 million without obtaining prior approval.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive (Loss) Income

The Company’s comprehensive (loss) income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2008	2007	2006

Net unrealized losses on securities available-for-sale
arising during the period:
Net unrealized losses before adjustments	$ (335.1)	$ (16.5)	$ (29.7)
Net adjustment to deferred policy acquisition costs	121.7	1.7	6.6
Related federal income tax benefit	75.2	4.6	8.1
Net unrealized losses	(138.2)	(10.2)	(15.0)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	94.8	19.8	11.2
Related federal income tax benefit	(33.2)	(6.9)	(3.9)
Net reclassification adjustment	61.6	12.9	7.3

Other comprehensive (loss) income on securities available-for-sale	(76.6)	2.7	(7.7)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	2.4	(1.9)	3.7
Related federal income tax (expense) benefit	(0.8)	0.7	(1.3)
Other comprehensive income (loss) on cash flow hedges	1.6	(1.2)	2.4

Total other comprehensive (loss) income	$ (75.0)	$ 1.5	$ (5.3)

The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

(11)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations.  These include office space leases and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany repurchases and cash management services.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $5.4 million, $4.0 million and $2.6 million, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company leases office space from NMIC.  For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $0.4 million, $0.3 million and $0.2 million, respectively.
The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC.  Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk.  The agreement will remain in force until all contract obligations are settled.  Amounts ceded to NLIC in 2008 include premiums of $232.6 million ($86.0 million and $101.1 million in 2007 and 2006, respectively); net investment income of $134.0 million ($179.7 million and $241.8 million in 2007 and 2006, respectively); policy reserves of $2.53 billion ($2.77 billion and $3.89 billion in 2007 and 2006, respectively); and benefits, claims and other expenses of $379.9 million ($309.6 million and $365.8 million in 2007 and 2006, respectively).

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis.  No premium amounts were ceded to NLIC in 2008, 2007 and 2006, and benefits of $2.5 million, $1.3 million and $0.3 million were ceded to NLIC during 2008, 2007 and 2006, respectively.  Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $131.6 million and $129.1 million as of December 31, 2008 and 2007, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $174.8 million and $206.3 million, respectively.  For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $0.6 million, $0.7 million and $0.9 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value.  Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest.  As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements.  During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $12.8 million, $56.4 million and $57.6 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $153.5 million and $47.4 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the balance sheets.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 9.  Effective October 1, 2002, the Company began filing a consolidated federal income tax return with NLIC.  There were no payments (from) to NMIC for the years ended December 31, 2 008 and 2007, compared to $(0.6) million for the years ended December 31, 2006.  This payment related to tax years prior to deconsolidation.

As of December 31, 2008 and 2007, net intercompany receivables due from affiliates were $33.6 million and $37.8 million, respectively.

On March 30, 2009, NLAIC received an $80.0 million cash capital contribution from NLIC.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Contingencies

Legal Matters

Nationwide Financial Services, Inc., and its affiliates, including NLAIC (collectively NFS), are parties to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and NFS does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  NFS does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NFS’s financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on  NFS’s financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NFS.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  NFS has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by NFS.  NFS has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the NFS and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  NFS has been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices and the use of side agreements and finite reinsurance agreements.  NFS is cooperating with regulators in connection with these inquiries and will cooperate with NMIC, NFS’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of NFS’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Company’s financial position or results of operations in the future.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2008, 2007 and 2006

Schedule I                   Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations	$ 7.1	$ 7.5	$ 7.5
U.S. Government agencies	29.6	32.7	32.7
Obligations of states and political subdivisions	25.1	25.0	25.0
Public utilities	201.1	191.8	191.8
All other corporate	2,106.5	1,861.7	1,861.7
Total fixed maturity securities available-for-sale	2,369.4	2,118.7	2,118.7

Equity securities available-for-sale	4.2	4.3	4.3
Mortgage loans on real estate, net	728.7		723.7
Policy loans	3.6		3.6
Short-term investments, including amounts managed by a related party	165.5		165.5
Total investments	$ 3,271.4		$ 3,015.8

__________
1	Difference from Column B primarily is due to unamortized premiums on the principal value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2008, 2007 and 2006

Schedule IV                           Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2008

Life insurance in force	$ 34,867.1	$ 19,809.8	$ -	$ 15,057.3	0.0%
Life insurance premiums 1	57.3	33.9	-	23.4	0.0%

2007

Life insurance in force	$ 26,808.0	$ 20,177.7	$ -	$ 6,630.3	0.0%
Life insurance premiums 1	43.1	31.1	-	12.0	0.0%

2006

Life insurance in force	$ 19,016.4	$ 16,234.0	$ -	$ 2,782.4	0.0%
Life insurance premiums 1	25.9	15.4	-	10.5	0.0%

__________
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2008, 2007 and 2006

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2008
Valuation allowances - mortgage loans on real estate	$ 2.3	$ 4.3	$ -	$ -	$ 6.6

2007
Valuation allowances - mortgage loans on real estate	$ 2.7	$ (0.4)	$ -	$ -	$ 2.3

2006
Valuation allowances - mortgage loans on real estate	$ 3.4	$ (0.6)	$ -	$ 0.1	$ 2.7

____________
1	Amount represents transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-121878) on January 6, 2005, as document "item26a.txt," and hereby incorporated by reference.

(b)	Not Applicable.

(c)
Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt,"and hereby incorporated by reference.

(d)	Contract – Filed previously with registration statement (333-146073) on September 14, 2007, as document "policyforms.htm" and hereby incorporated by reference.

(e)
Applications – The form of the contract application –   Filed previously with registration statement (333-140608) on February 12, 2007, as document "applications.htm," and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26f.txt," and hereby incorporated by reference.

(g)	Reinsurance Contracts – Filed previously with registration statement (333-140608), as document "reinscontract.htm," on February 12, 2007 and hereby incorporated by reference.

(h)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(7)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(10)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”

(11)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(13)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(14)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

(i)
Administrative Contracts – The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (h), and are hereby incorporated by reference:

(1)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, as document "aimasa99i1a.htm".

(1)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, as document "aimasa99i1b.htm".

(2)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended.  See Exhibit B for information related to administrative services, as document "amcentasa99i2.htm".

(3)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".

(4)(a)	Dealer Agreement with Federated Securities Corp dated October 26, 2006, as document "fedasa99i4a.htm".

(4)(b)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, see Exhibit B of Fund Participation Agreement for information related to administrative services, as document "fedasa99i4b.htm".

(5)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".

(5)(b)	Service Contract, with Fidelity Distributors Corporation dated June 18, 2002, as amended, as document "fidiiiasa99i5b.htm".

(6)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".

(7)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".

(8)
Amended and Restated Fund Participation Agreement with MFS® Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, see Article V for information related to administrative services, as document "mfsasa99i9.htm".

(9)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended.  See Exhibit B and Exhibit E for information related to administrative services, as document "nwasa99i10.htm".

(10)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006.  See Exhibit D for information related to administrative services, as document "neuberasa99i11.htm".

(11)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 13, 2006, as document "oppenasa99i12.htm".

(12)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".

(13)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".

(j)	Not Applicable.

(k)	Opinion of Counsel – Filed previously with registration statement (333-146073) on September 14, 2007, as document "o.htm" and hereby incorporated by reference.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm – The Consent of Independent Registered Public Accounting Firm is attached hereto.

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Redeemability Exemption– Filed previously with registration statement (333-140608) on July 17, 2007 under document “redeemexempt.htm” and hereby incorporated by reference.

(99)	Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                      Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines of business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investment group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investment group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investment management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Share
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock: 30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock: 300,000 Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock: 500,000 Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock: 949,992 Shares
Casualty–100%
Other Capital:
Casualty–Ptd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock: 1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock: 10,000 Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock: 60,000 Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock: 50,000 Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III–100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
Casualty–100% CA
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC
NMC–100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE SERVICES FOR YOU, LLC
Casualty–100% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE INSURANCE COMPANY
PUI–100% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock: 100,000 Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock: 20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock: 333,837 Shares
AMCO –87.3%
Allied P&C –8.47%
Depositors –4.23% IA
AGMC REINSURANCE, LTD.
Common Stock: 11,000 Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock: 4,776,076 Shares
SIC–100% AZ
ATLANTIC INSURANCE COMPANY
Common Stock: 250,000 Shares
SIC–100% TX
VETERINARY PET INSURANCE CO. (VPI)
Common Stock: 5,821,543 Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock: 4,319,951 Shares
THI–100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
Titan–100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock: 1,000 Shares
THI–100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall–100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall–100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall–100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,600 Shares
THI–100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,600 Shares
Victoria Fire–100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire–100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire–100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire–100% OH
Subsidiary Companies — Solid Line
Contractual Association ═ Double Line
Limited Liability Company - - Dotted Line
June 30, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty-95.2%
Fire-4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage-100%
Preferred Stock: 600,000 Shares
NWD Manage-100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest -19%
Casualty-70%
Fire-10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA-100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI-100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV-99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH-100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates-100%
NY
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
NFS-69%
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
Common Stock: 250,000 Shares
NLICA - 100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock: 3,000 Shares
NLICA - 100%
PA
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC - 100%
PA
NATIONWIDE SECURITIES, LLC
NPHC - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NPHC - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

(Nationwide Corp. subsidiaries)

June 30, 2009

Page 2

Item 29.	Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide’s Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding; ,

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court’s determination if, in the opinion of Nationwide’s counsel, the matter has been settled by controlling precedent.

Item 30.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life and Annuity Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.                 Management Services

Not Applicable.

Item 33.	Fee Representation

Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-G, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 21 st   day of August , 2009.

NATIONWIDE VL SEPARATE ACCOUNT-G
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: /S/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 21 st   day of August , 2009.

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer, and Director
LAWERENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLOATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEVEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact